Schedule of Investments (unaudited) September 30, 2019	iShares U.S. Aggregate Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$1,791,632,705

Total Investments (Cost — $1,718,688,051) — 100%	1,791,632,705

Liabilities in Excess of Other Assets — (0)%	(61,761)

Net Assets — 100.0%	$1,791,570,944

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,791,632,705 and 17.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.4%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$4,530	$4,641,228
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 03/18/24	4,000	4,151,735
Citibank Credit Card Issuance Trust:
Series 2016-A2, Class A2, 2.19%, 11/20/23	9,750	9,816,877
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,597,623
Series 2014-A5, Class A5, 2.68%, 06/07/23	6,870	6,959,704
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 03/15/23	3,250	3,261,705
Honda Auto Receivables Owner Trust, Series 2017-4, Class A4, 2.21%, 03/21/24	6,525	6,541,424
Synchrony Credit Card Master Note Trust, Class A:
Series 2015-1, 2.37%, 03/15/23	3,000	3,003,121
Series 2018-2, 3.47%, 05/15/26	3,415	3,574,486

Total Asset-Backed Securities — 0.4% (Cost — $44,623,385)		45,547,903

Corporate Bonds — 25.2%

Aerospace & Defense — 0.5%
Boeing Co.:
2.30%, 08/01/21	300	301,304
2.35%, 10/30/21(a)	75	75,501
2.13%, 03/01/22(a)	250	250,158
1.88%, 06/15/23(a)	500	495,689
2.70%, 02/01/27	230	233,887
2.80%, 03/01/27	1,000	1,020,884
3.20%, 03/01/29	1,000	1,049,835
2.95%, 02/01/30(a)	570	584,429
6.13%, 02/15/33	100	133,314
3.25%, 02/01/35(a)	600	621,730
3.30%, 03/01/35	65	65,324
3.38%, 06/15/46(a)	250	250,777
3.85%, 11/01/48	1,000	1,088,985
3.90%, 05/01/49(a)	750	823,401
3.75%, 02/01/50(a)	540	583,218
3.95%, 08/01/59(a)	500	549,265
Embraer Netherlands Finance BV(a):
5.05%, 06/15/25	250	274,297
5.40%, 02/01/27	500	566,719
General Dynamics Corp.(a):
3.00%, 05/11/21	3,000	3,052,533
3.88%, 07/15/21	50	51,467

Security	Par (000)	Value

Aerospace & Defense (continued)
2.25%, 11/15/22	$500	$504,155
3.38%, 05/15/23	500	523,181
3.50%, 05/15/25	1,000	1,069,904
L3Harris Technologies, Inc.:
3.83%, 04/27/25(a)	500	533,978
4.85%, 04/27/35	1,065	1,260,818
4.95%, 02/15/21(b)	250	256,865
4.40%, 06/15/28(b)	250	280,860
Lockheed Martin Corp.:
2.50%, 11/23/20(a)	1,000	1,004,407
3.35%, 09/15/21(a)	1,000	1,026,235
3.55%, 01/15/26(a)	2,250	2,412,284
3.60%, 03/01/35(a)	65	70,268
4.07%, 12/15/42(a)	100	115,416
3.80%, 03/01/45	1,500	1,670,812
4.70%, 05/15/46(a)	750	952,058
4.09%, 09/15/52(a)	500	588,062
Northrop Grumman Corp.:
2.08%, 10/15/20(a)	1,000	1,000,337
3.25%, 08/01/23(a)	500	520,840
2.93%, 01/15/25(a)	1,000	1,030,843
3.25%, 01/15/28	2,000	2,098,995
4.75%, 06/01/43(a)	375	459,314
4.03%, 10/15/47(a)	1,500	1,701,347
Raytheon Co.:
4.88%, 10/15/40	250	315,232
4.70%, 12/15/41	100	124,317
Rockwell Collins, Inc.:
2.80%, 03/15/22(a)	1,000	1,016,444
3.50%, 03/15/27(a)	1,000	1,066,952
4.35%, 04/15/47	1,000	1,168,251
United Technologies Corp.:
3.35%, 08/16/21	400	410,330
1.95%, 11/01/21	250	249,803
3.10%, 06/01/22(a)	600	618,577
3.65%, 08/16/23(a)	500	529,116
2.65%, 11/01/26(a)	1,000	1,026,494
3.13%, 05/04/27(a)	1,000	1,047,870
4.13%, 11/16/28(a)	3,000	3,394,158
4.45%, 11/16/38(a)	500	594,500
5.70%, 04/15/40	300	399,710
4.50%, 06/01/42(a)	1,700	2,035,830
4.15%, 05/15/45	250	286,735
3.75%, 11/01/46(a)	750	825,281
4.05%, 05/04/47(a)	500	574,486
4.63%, 11/16/48	750	936,385

		47,774,167

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24(a)	$250	$266,391
3.25%, 04/01/26(a)	545	561,869
3.30%, 03/15/27	500	512,736
3.10%, 08/05/29(a)	1,000	991,199
3.90%, 02/01/35(a)	190	194,386
3.88%, 08/01/42(a)	50	48,291
4.75%, 11/15/45(a)	160	172,158
4.55%, 04/01/46(a)	750	786,679
4.40%, 01/15/47	500	512,277
4.05%, 02/15/48	1,000	980,729
4.95%, 10/17/48(a)	1,000	1,109,310
United Parcel Service, Inc.:
3.13%, 01/15/21(a)	500	506,390
2.05%, 04/01/21	500	500,387
2.45%, 10/01/22(a)	500	505,711
2.50%, 04/01/23(a)	2,000	2,026,936
2.40%, 11/15/26(a)	2,000	2,012,343
3.05%, 11/15/27(a)	500	524,034
6.20%, 01/15/38(a)	100	140,694
3.63%, 10/01/42(a)	250	263,870
3.40%, 11/15/46(a)	220	222,508
3.75%, 11/15/47(a)	500	533,226
4.25%, 03/15/49	1,000	1,155,348

		14,527,472

Airlines — 0.1%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	99	104,109
Series 2016-2, Class AA, 3.20%, 12/15/29	439	449,945
Series 2019-1, Class AA, 3.15%, 08/15/33	1,000	1,047,509
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	35	37,105
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	1,000	1,057,040
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	151	162,587
Series 2016-1, Class AA, 3.10%, 01/07/30	447	457,934
Series AA, 2.70%, 11/01/33	1,350	1,346,271

Security	Par (000)	Value

Airlines (continued)
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	$172	$180,927

		4,843,427

Auto Components — 0.1%
American Honda Finance Corp.:
1.65%, 07/12/21(a)	750	746,299
2.05%, 01/10/23	895	893,956
3.63%, 10/10/23(a)	2,000	2,117,962
2.40%, 06/27/24	1,000	1,010,781
2.15%, 09/10/24	1,000	995,731
2.30%, 09/09/26(a)	1,000	997,050
Aptiv PLC, 4.40%, 10/01/46	500	498,140
BorgWarner, Inc., 3.38%, 03/15/25(a)	70	72,683
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	100	148,981
Lear Corp., 4.25%, 05/15/29(a)	1,000	1,027,040
Toyota Motor Corp.(a):
2.36%, 07/02/24	500	505,204
2.76%, 07/02/29	185	191,313

		9,205,140

Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26(a)	750	751,995
7.45%, 07/16/31	150	172,282
4.75%, 01/15/43(a)	1,850	1,607,561
5.29%, 12/08/46(a)	500	461,943
General Motors Co.:
4.88%, 10/02/23(a)	600	643,622
4.00%, 04/01/25(a)	2,000	2,054,363
4.20%, 10/01/27	2,000	2,038,035
5.00%, 04/01/35(a)	750	752,807
6.60%, 04/01/36(a)	250	286,434
5.15%, 04/01/38	500	504,824
5.20%, 04/01/45(a)	250	246,886
6.75%, 04/01/46	275	314,577
5.40%, 04/01/48	500	500,847
5.95%, 04/01/49	1,000	1,071,405

		11,407,581

Banks — 2.7%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21	1,000	1,020,386
2.30%, 06/01/21	1,000	1,004,171
Bancolombia SA, 5.95%, 06/03/21(a)	100	105,375
Bank of Montreal:
2.35%, 09/11/22(a)	2,000	2,021,985
2.50%, 06/28/24(a)	1,000	1,010,612
Series D, 3.10%, 04/13/21	1,000	1,017,150
Series E, 3.30%, 02/05/24(a)	4,000	4,162,360
Bank of New York Mellon Corp.:
2.45%, 11/27/20	190	190,936

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 04/15/21	$250	$251,915
2.05%, 05/03/21	500	500,375
3.55%, 09/23/21(a)	50	51,509
2.60%, 02/07/22(a)	1,000	1,014,097
1.95%, 08/23/22(a)	1,000	1,000,542
3.45%, 08/11/23(a)	500	524,245
2.20%, 08/16/23(a)	1,000	1,003,455
2.80%, 05/04/26(a)	70	71,891
3.25%, 05/16/27(a)	750	791,115
3.85%, 04/28/28(a)	2,000	2,229,040
3.30%, 08/23/29(a)	1,000	1,044,801
Series G, 3.00%, 02/24/25	105	109,309
Bank of Nova Scotia(a):
2.45%, 03/22/21	500	503,430
3.13%, 04/20/21	1,750	1,778,739
2.80%, 07/21/21	750	760,392
2.70%, 03/07/22	1,000	1,017,492
2.45%, 09/19/22	2,000	2,028,792
2.38%, 01/18/23	475	479,080
3.40%, 02/11/24	1,000	1,044,255
4.50%, 12/16/25	250	271,933
2.70%, 08/03/26	1,000	1,014,221
Barclays Bank PLC:
5.14%, 10/14/20	1,000	1,022,575
2.65%, 01/11/21	2,000	2,005,759
Barclays PLC:
3.25%, 01/12/21(a)	1,250	1,259,055
3.20%, 08/10/21(a)	750	756,600
3.68%, 01/10/23(a)	1,500	1,525,462
(3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(a)(c)	2,000	2,090,334
3.65%, 03/16/25	450	460,530
4.38%, 01/12/26	1,000	1,055,411
4.34%, 01/10/28(a)	750	788,057
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(c)	1,750	1,919,814
4.95%, 01/10/47(a)	1,000	1,097,688
BB&T Corp.:
2.75%, 04/01/22	1,000	1,014,829
3.75%, 12/06/23	2,000	2,116,276
2.50%, 08/01/24(a)	2,000	2,016,047
2.85%, 10/26/24	500	513,148
BBVA USA:
2.50%, 08/27/24	1,000	993,843
3.88%, 04/10/25(a)	250	260,330
BNP Paribas SA(a):
3.25%, 03/03/23	250	260,046
5.00%, 01/15/21	100	103,706
4.25%, 10/15/24	250	264,246
BPCE SA:
2.65%, 02/03/21(a)	1,000	1,005,259
4.00%, 04/15/24	250	269,048

Security	Par (000)	Value

Banks (continued)
Branch Banking & Trust Co.:
3.80%, 10/30/26(a)	$250	$269,235
(5 year CMT + 1.15%), 2.64%, 09/17/29(c)	1,000	993,428
Canadian Imperial Bank of Commerce(a):
(3 mo. LIBOR US + 0.79%), 2.61%, 07/22/23(c)	2,000	2,012,279
3.50%, 09/13/23	2,000	2,104,262
Citibank NA(a):
2.85%, 02/12/21	2,000	2,022,282
3.40%, 07/23/21	750	767,616
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	1,006,860
2.65%, 05/26/22(a)	250	253,006
Citizens Financial Group, Inc., 2.85%, 07/27/26	1,500	1,515,162
Comerica, Inc.(a):
3.70%, 07/31/23	250	262,487
4.00%, 02/01/29	1,000	1,100,466
Cooperatieve Rabobank UA:
2.50%, 01/19/21(a)	4,000	4,023,001
2.75%, 01/10/22	2,000	2,030,896
3.88%, 02/08/22(a)	150	156,327
3.95%, 11/09/22(a)	1,000	1,041,519
2.75%, 01/10/23	2,000	2,035,416
4.63%, 12/01/23(a)	500	536,741
3.38%, 05/21/25	500	531,785
4.38%, 08/04/25	500	539,981
3.75%, 07/21/26(a)	500	518,692
5.25%, 05/24/41(a)	1,025	1,408,245
5.25%, 08/04/45(a)	1,250	1,568,468
Credit Suisse AG, New York(a):
3.00%, 10/29/21	3,250	3,307,029
3.63%, 09/09/24	1,250	1,319,626
Discover Bank:
3.20%, 08/09/21(a)	1,000	1,015,105
4.20%, 08/08/23(a)	2,000	2,126,161
2.45%, 09/12/24	600	598,590
(5 year USD Swap + 1.73%), 4.68%, 08/09/28(c)	1,000	1,045,495
Fifth Third Bancorp:
3.50%, 03/15/22	100	103,123
4.30%, 01/16/24(a)	250	268,156
8.25%, 03/01/38	425	653,867
Fifth Third Bank:
2.25%, 06/14/21(a)	1,000	1,003,201
3.35%, 07/26/21(a)	1,000	1,020,368
2.88%, 10/01/21(a)	200	202,538
3.95%, 07/28/25(a)	500	543,894
3.85%, 03/15/26	500	533,096

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Republic Bank, 4.63%, 02/13/47(a)	$500	$574,897
HSBC Holdings PLC:
3.40%, 03/08/21(a)	1,500	1,523,603
5.10%, 04/05/21(a)	500	521,257
2.95%, 05/25/21(a)	500	505,150
2.65%, 01/05/22	1,500	1,510,719
4.88%, 01/14/22(a)	150	158,842
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(c)	1,000	1,017,991
3.60%, 05/25/23(a)	750	780,386
4.25%, 03/14/24(a)	500	526,102
(3 mo. LIBOR US + 0.99%), 3.95%, 05/18/24(a)(c)	380	397,690
4.25%, 08/18/25(a)	500	527,892
4.30%, 03/08/26(a)	1,000	1,080,066
3.90%, 05/25/26(a)	1,000	1,058,508
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(a)(c)	4,000	4,289,252
4.38%, 11/23/26(a)	2,000	2,139,608
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)(c)	3,000	3,185,852
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(c)	3,000	3,322,718
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(c)	1,000	1,067,692
6.50%, 05/02/36(a)	200	266,214
6.50%, 09/15/37	750	1,007,562
6.80%, 06/01/38(a)	250	348,052
6.10%, 01/14/42	1,000	1,467,747
5.25%, 03/14/44(a)	1,250	1,546,000
Huntington Bancshares, Inc.:
3.15%, 03/14/21(a)	1,250	1,266,821
2.63%, 08/06/24	775	782,515
4.00%, 05/15/25(a)	2,000	2,144,090
ING Groep NV(a):
4.10%, 10/02/23	1,000	1,061,503
3.95%, 03/29/27	250	269,182
4.55%, 10/02/28	1,000	1,136,095
4.05%, 04/09/29	1,000	1,099,991
JPMorgan Chase Bank NA(3 mo. LIBOR US + 0.35%), 3.09%, 04/26/21(c)	500	502,460
KeyBank NA:
2.50%, 11/22/21(a)	1,000	1,006,309
3.30%, 02/01/22	1,000	1,028,575
2.30%, 09/14/22	350	351,847
3.38%, 03/07/23	250	259,926
3.90%, 04/13/29(a)	1,000	1,084,903
KeyCorp:
5.10%, 03/24/21(a)	2,100	2,187,646
2.55%, 10/01/29	500	489,074
KFW:
2.75%, 10/01/20(a)	6,500	6,555,606
1.88%, 11/30/20	1,000	1,000,577

Security	Par (000)	Value

Banks (continued)
1.88%, 12/15/20	$4,000	$4,002,800
1.63%, 03/15/21	1,250	1,247,421
2.63%, 04/12/21	2,000	2,025,660
1.50%, 06/15/21	1,500	1,494,205
1.75%, 09/15/21	500	500,223
2.00%, 11/30/21	2,000	2,013,635
2.13%, 03/07/22(a)	2,000	2,022,900
2.13%, 06/15/22	2,250	2,278,805
2.38%, 12/29/22	3,000	3,070,020
2.13%, 01/17/23(a)	200	203,114
2.63%, 02/28/24	1,000	1,042,423
2.50%, 11/20/24	2,000	2,085,490
2.00%, 05/02/25(a)	2,000	2,038,620
2.88%, 04/03/28(a)	5,000	5,460,359
Lloyds Bank PLC, 2.25%, 08/14/22(a)	1,000	997,529
M&T Bank Corp., 3.55%, 07/26/23(a)	2,000	2,098,551
National Australia Bank Ltd.:
3.70%, 11/04/21	500	516,253
2.50%, 05/22/22(a)	1,000	1,012,503
2.88%, 04/12/23	2,000	2,046,364
2.50%, 07/12/26	1,250	1,261,114
Northern Trust Corp., 3.65%, 08/03/28(a)	250	274,203
Oesterreichische Kontrollbank AG, 2.88%, 03/13/23	2,000	2,079,216
PNC Bank NA:
2.45%, 11/05/20	1,250	1,255,613
2.15%, 04/29/21(a)	500	500,836
2.45%, 07/28/22	750	757,800
2.95%, 01/30/23	250	255,445
2.95%, 02/23/25(a)	250	258,456
4.05%, 07/26/28	500	551,776
PNC Financial Services Group, Inc.(a):
3.30%, 03/08/22	75	77,399
3.45%, 04/23/29	2,000	2,139,752
Regions Financial Corp.:
3.20%, 02/08/21	1,000	1,012,341
2.75%, 08/14/22(a)	500	506,604
3.80%, 08/14/23(a)	2,000	2,108,030
Royal Bank of Canada(a):
2.50%, 01/19/21	250	251,663
3.70%, 10/05/23	2,000	2,115,718
2.55%, 07/16/24	1,000	1,013,544
4.65%, 01/27/26	700	773,117
Santander Holdings USA, Inc.:
3.70%, 03/28/22	2,000	2,056,160
3.40%, 01/18/23(a)	2,000	2,046,588
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,068,340
3.13%, 01/08/21(a)	75	75,509
2.88%, 08/05/21(a)	1,000	1,003,572
(3 mo. LIBOR US + 1.08%), 3.37%, 01/05/24(a)(c)	3,000	3,047,229

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK PLC, 2.88%, 06/18/24(a)	$1,500	$1,522,365
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21(a)	1,000	1,007,266
Sumitomo Mitsui Banking Corp., 2.45%, 10/20/20	750	753,332
SunTrust Bank:
2.45%, 08/01/22	1,000	1,009,411
(3 mo. LIBOR US + 0.59%), 3.50%, 08/02/22(c)	4,000	4,088,475
(3 mo. LIBOR US + 0.74%), 3.69%, 08/02/24(c)	365	382,633
SunTrust Banks, Inc., 2.90%, 03/03/21(a)	500	505,212
Svenska Handelsbanken AB(a):
2.45%, 03/30/21	500	502,790
3.35%, 05/24/21	2,000	2,041,922
Synchrony Bank, 3.00%, 06/15/22	500	506,871
Toronto-Dominion Bank:
2.13%, 04/07/21(a)	500	501,269
3.25%, 06/11/21	500	510,508
1.80%, 07/13/21	2,000	1,994,416
3.50%, 07/19/23(a)	500	527,262
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(c)	500	518,089
US Bancorp.:
4.13%, 05/24/21	50	51,664
2.40%, 07/30/24(a)	1,000	1,012,858
3.90%, 04/26/28(a)	2,000	2,244,258
Series V, 2.63%, 01/24/22(a)	2,000	2,024,531
Series V, 2.38%, 07/22/26(a)	500	504,712
US Bank NA:
2.05%, 10/23/20	1,000	1,001,358
3.40%, 07/24/23	3,000	3,143,657
2.80%, 01/27/25(a)	500	515,830
Wells Fargo & Co.:
2.55%, 12/07/20	750	754,025
3.00%, 01/22/21(a)	250	252,763
2.50%, 03/04/21(a)	740	743,474
4.60%, 04/01/21(a)	1,000	1,036,451
2.10%, 07/26/21(a)	1,000	998,991
3.50%, 03/08/22(a)	5,000	5,159,354
2.63%, 07/22/22(a)	3,750	3,791,634
3.07%, 01/24/23(a)	2,500	2,545,863
4.13%, 08/15/23	250	265,306
4.48%, 01/16/24(a)	250	269,520
3.30%, 09/09/24(a)	750	782,944
3.00%, 02/19/25(a)	350	358,925
3.55%, 09/29/25(a)	1,000	1,056,874
3.00%, 04/22/26(a)	1,750	1,794,375

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$520	$557,014
3.00%, 10/23/26(a)	1,750	1,797,230
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(a)(c)	1,335	1,379,425
4.30%, 07/22/27(a)	1,500	1,643,424
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(c)	1,500	1,589,062
4.15%, 01/24/29(a)	2,000	2,217,561
5.38%, 11/02/43(a)	900	1,129,087
5.61%, 01/15/44(a)	656	849,024
4.65%, 11/04/44(a)	3,345	3,865,054
3.90%, 05/01/45(a)	150	169,284
4.90%, 11/17/45(a)	500	594,592
4.40%, 06/14/46(a)	600	673,723
4.75%, 12/07/46(a)	1,100	1,298,616
Series M, 3.45%, 02/13/23	450	464,717
Wells Fargo Bank NA:
2.60%, 01/15/21(a)	2,000	2,014,506
(3 mo. LIBOR US + 0.49%), 3.33%, 07/23/21(c)	500	504,411
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22(c)	1,000	997,697
6.60%, 01/15/38	500	713,131
Westpac Banking Corp.:
2.60%, 11/23/20	500	503,236
2.65%, 01/25/21	4,000	4,030,556
2.10%, 05/13/21(a)	500	500,294
2.75%, 01/11/23(a)	3,000	3,060,441
2.85%, 05/13/26(a)	500	516,399
3.40%, 01/25/28(a)	500	541,117
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(c)	750	792,855
4.42%, 07/24/39	1,000	1,116,565
Zions Bancorp. NA, 3.50%, 08/27/21	250	255,460

		285,413,558

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 02/01/26	2,250	2,410,417
4.70%, 02/01/36(a)	1,500	1,732,647
4.90%, 02/01/46(a)	5,620	6,705,936
Anheuser-Busch InBev Finance, Inc.(a):
3.30%, 02/01/23	2,036	2,113,745
4.63%, 02/01/44	650	741,872
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25(a)	2,000	2,184,393
4.00%, 04/13/28(a)	1,000	1,102,883
4.75%, 01/23/29(a)	500	581,131
4.38%, 04/15/38(a)	1,000	1,119,761
8.20%, 01/15/39	150	238,327
5.45%, 01/23/39(a)	1,000	1,264,160

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.95%, 01/15/42(a)	$500	$589,767
3.75%, 07/15/42(a)	300	310,514
4.60%, 04/15/48(a)	1,000	1,153,342
4.44%, 10/06/48(a)	632	715,406
5.55%, 01/23/49(a)	3,000	3,926,147
4.75%, 04/15/58(a)	500	585,655
5.80%, 01/23/59(a)	1,000	1,350,305
Coca-Cola Co.:
1.88%, 10/27/20	4,500	4,502,030
2.45%, 11/01/20	350	351,951
2.20%, 05/25/22(a)	250	252,054
1.75%, 09/06/24	1,000	990,623
2.88%, 10/27/25(a)	125	130,812
2.55%, 06/01/26(a)	750	768,296
2.90%, 05/25/27	250	263,144
2.13%, 09/06/29	1,000	979,931
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	500	529,063
Constellation Brands, Inc.(a):
2.65%, 11/07/22	4,000	4,044,616
3.70%, 12/06/26	750	793,601
3.50%, 05/09/27	1,000	1,045,925
3.15%, 08/01/29	2,000	2,037,949
Diageo Capital PLC:
2.63%, 04/29/23(a)	250	254,680
3.50%, 09/18/23(a)	2,000	2,102,593
3.88%, 05/18/28	1,000	1,115,191
2.38%, 10/24/29	830	822,497
3.88%, 04/29/43	125	142,296
Diageo Investment Corp.:
2.88%, 05/11/22	100	102,283
4.25%, 05/11/42	250	296,169
Keurig Dr. Pepper, Inc.:
3.55%, 05/25/21	750	766,031
2.70%, 11/15/22(a)	100	100,486
4.06%, 05/25/23(a)	500	528,775
4.42%, 05/25/25	250	272,089
4.60%, 05/25/28	750	839,886
4.99%, 05/25/38(a)	250	289,992
4.42%, 12/15/46(a)	500	537,980
5.09%, 05/25/48	750	887,257
Molson Coors Brewing Co.:
2.10%, 07/15/21(a)	750	749,968
3.50%, 05/01/22	75	77,224
3.00%, 07/15/26(a)	2,345	2,369,565
5.00%, 05/01/42	750	828,325
PepsiCo, Inc.:
3.00%, 08/25/21(a)	750	765,999
2.75%, 03/05/22(a)	250	256,049
3.10%, 07/17/22	500	516,145
2.75%, 03/01/23(a)	300	309,085

Security	Par (000)	Value

Beverages (continued)
3.60%, 03/01/24(a)	$250	$266,050
2.75%, 04/30/25(a)	1,000	1,041,895
3.50%, 07/17/25(a)	250	268,699
2.85%, 02/24/26	500	520,953
2.38%, 10/06/26	1,000	1,012,325
3.00%, 10/15/27(a)	1,000	1,058,730
2.63%, 07/29/29(a)	1,000	1,025,757
3.60%, 08/13/42	100	109,790
4.60%, 07/17/45(a)	500	626,320
4.45%, 04/14/46(a)	500	622,891
3.45%, 10/06/46(a)	2,250	2,424,848

		69,425,226

Biotechnology — 0.3%
Amgen, Inc.:
3.45%, 10/01/20	100	101,404
4.10%, 06/15/21(a)	250	257,350
1.85%, 08/19/21(a)	250	249,090
3.88%, 11/15/21(a)	1,000	1,032,395
2.70%, 05/01/22	500	507,421
2.25%, 08/19/23	250	251,496
3.63%, 05/22/24(a)	250	264,854
3.13%, 05/01/25(a)	750	779,657
2.60%, 08/19/26(a)	715	717,328
3.20%, 11/02/27(a)	2,000	2,090,943
4.95%, 10/01/41(a)	2,000	2,384,087
5.65%, 06/15/42	750	948,430
4.40%, 05/01/45(a)	425	480,286
4.56%, 06/15/48(a)	500	577,300
4.66%, 06/15/51	904	1,058,428
Baxalta, Inc.:
4.00%, 06/23/25(a)	1,398	1,505,802
5.25%, 06/23/45	105	135,795
Biogen, Inc.:
4.05%, 09/15/25(a)	595	644,574
5.20%, 09/15/45	750	889,167
Celgene Corp.:
3.25%, 08/15/22	150	154,549
3.55%, 08/15/22	750	777,817
4.00%, 08/15/23	750	797,111
3.88%, 08/15/25	500	539,700
3.45%, 11/15/27	1,000	1,059,501
3.90%, 02/20/28	1,000	1,095,363
5.25%, 08/15/43	145	182,963
5.00%, 08/15/45(a)	750	940,432
4.35%, 11/15/47	500	579,604
4.55%, 02/20/48	1,000	1,193,280
Gilead Sciences, Inc.:
1.95%, 03/01/22(a)	1,000	999,751
2.50%, 09/01/23(a)	500	506,528
3.70%, 04/01/24(a)	1,750	1,852,507
3.50%, 02/01/25(a)	170	179,482

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.65%, 03/01/26(a)	$1,325	$1,420,170
2.95%, 03/01/27(a)	500	515,556
4.60%, 09/01/35(a)	1,350	1,600,459
5.65%, 12/01/41(a)	50	65,747
4.50%, 02/01/45(a)	1,150	1,330,827
4.75%, 03/01/46	1,000	1,190,247
4.15%, 03/01/47(a)	1,000	1,112,504

		32,969,905

Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47(a)	250	252,332

Building Products — 0.0%
Allegion PLC, 3.50%, 10/01/29	500	504,897
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	500	496,585
Johnson Controls International PLC:
3.63%, 07/02/24(d)	75	78,458
4.63%, 07/02/44(a)	750	815,286
5.13%, 09/14/45	24	28,004
4.50%, 02/15/47(a)	250	275,598
4.95%, 07/02/64(d)	179	188,770
Masco Corp., 4.38%, 04/01/26(a)	1,000	1,073,367
Owens Corning(a):
4.20%, 12/01/24	250	263,164
4.40%, 01/30/48	1,000	920,488

		4,644,617

Capital Markets — 0.9%
Ameriprise Financial, Inc.(a):
4.00%, 10/15/23	150	160,172
2.88%, 09/15/26	500	511,439
Brookfield Asset Management, Inc., 4.00%, 01/15/25(a)	250	265,960
Brookfield Finance, Inc.:
3.90%, 01/25/28(a)	1,000	1,049,779
4.70%, 09/20/47	500	548,052
Charles Schwab Corp.:
3.00%, 03/10/25	80	82,737
3.85%, 05/21/25(a)	1,000	1,078,175
3.20%, 01/25/28(a)	1,000	1,049,803
CME Group, Inc.:
3.00%, 03/15/25(a)	250	261,836
3.75%, 06/15/28	1,000	1,117,456
5.30%, 09/15/43(a)	100	135,344
Franklin Resources, Inc., 2.80%, 09/15/22	150	153,134
FS KKR Capital Corp., 4.63%, 07/15/24	500	512,746
Goldman Sachs Group, Inc.:
2.60%, 12/27/20(a)	500	500,605
2.88%, 02/25/21(a)	1,000	1,008,617
2.63%, 04/25/21(a)	500	502,900

Security	Par (000)	Value

Capital Markets (continued)
5.25%, 07/27/21(a)	$500	$526,937
2.35%, 11/15/21(a)	1,500	1,501,575
5.75%, 01/24/22(a)	2,350	2,531,870
3.00%, 04/26/22(a)	3,000	3,032,610
(3 mo. LIBOR US + 0.82%), 2.88%, 10/31/22(c)	1,000	1,011,412
3.63%, 01/22/23(a)	150	155,996
(3 mo. LIBOR US + 0.99%), 2.91%, 07/24/23(a)(c)	2,000	2,026,864
4.00%, 03/03/24(a)	3,425	3,649,760
3.85%, 07/08/24(a)	500	529,291
3.50%, 01/23/25	750	781,842
3.75%, 05/22/25(a)	2,250	2,381,035
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)(c)	1,000	1,032,219
4.25%, 10/21/25(a)	1,050	1,123,608
3.75%, 02/25/26(a)	380	401,864
5.95%, 01/15/27(a)	250	297,157
3.85%, 01/26/27(a)	2,000	2,120,743
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)(c)	500	524,457
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	1,000	1,061,709
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)(c)	1,000	1,091,590
6.75%, 10/01/37	1,150	1,552,367
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(a)(c)	2,000	2,153,539
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(c)	2,400	2,710,588
4.80%, 07/08/44	1,250	1,496,782
5.15%, 05/22/45(a)	1,500	1,780,201
4.75%, 10/21/45	1,250	1,499,813
Invesco Finance PLC, 4.00%, 01/30/24(a)	250	265,577
Jefferies Group LLC, 5.13%, 01/20/23	650	699,486
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.(a):
4.85%, 01/15/27	1,000	1,060,744
4.15%, 01/23/30	1,000	999,997
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	2,012,231
Lazard Group LLC, 4.38%, 03/11/29(a)	1,000	1,085,623
Legg Mason, Inc., 5.63%, 01/15/44	125	139,476
Morgan Stanley:
5.75%, 01/25/21(a)	750	784,781
2.50%, 04/21/21(a)	500	503,352
5.50%, 07/28/21(a)	1,600	1,697,797
2.63%, 11/17/21(a)	750	757,135
2.75%, 05/19/22(a)	2,000	2,029,039
4.88%, 11/01/22	500	536,225
3.13%, 01/23/23(a)	2,500	2,564,344

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
3.75%, 02/25/23	$500	$522,771
4.10%, 05/22/23(a)	250	263,268
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(a)(c)	4,000	4,177,434
3.70%, 10/23/24(a)	500	529,435
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(a)(c)	605	611,061
4.00%, 07/23/25(a)	505	544,783
5.00%, 11/24/25(a)	1,250	1,400,737
3.88%, 01/27/26(a)	500	536,691
3.13%, 07/27/26(a)	500	515,303
4.35%, 09/08/26(a)	500	541,463
3.63%, 01/20/27(a)	2,000	2,117,687
3.95%, 04/23/27(a)	250	264,435
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)(c)	2,250	2,371,893
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(a)(c)	3,000	3,206,333
7.25%, 04/01/32	50	71,368
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)(c)	1,000	1,097,132
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(a)(c)	3,000	3,493,596
6.38%, 07/24/42	50	72,579
4.30%, 01/27/45(a)	500	578,623
4.38%, 01/22/47(a)	1,000	1,173,744
Series F, 3.88%, 04/29/24(a)	250	265,957
Nasdaq, Inc., 4.25%, 06/01/24	250	270,279
Raymond James Financial, Inc., 4.95%, 07/15/46	500	597,403
State Street Corp.:
3.10%, 05/15/23	250	258,718
3.30%, 12/16/24(a)	405	424,956
2.65%, 05/19/26(a)	1,000	1,025,673
TD Ameritrade Holding Corp.(a):
2.95%, 04/01/22	250	256,309
3.63%, 04/01/25	1,000	1,063,435
2.75%, 10/01/29	1,000	1,005,649

		90,309,106

Chemicals — 0.4%
Albemarle Corp., 4.15%, 12/01/24(a)	250	267,007
Cabot Corp., 4.00%, 07/01/29	1,500	1,571,149
Dow Chemical Co.:
4.13%, 11/15/21(a)	2,050	2,124,569
3.00%, 11/15/22(a)	250	254,715
3.50%, 10/01/24(a)	1,000	1,042,980
4.25%, 10/01/34(a)	1,600	1,695,068
9.40%, 05/15/39(a)	250	403,406
5.25%, 11/15/41	100	114,672
4.38%, 11/15/42(a)	250	259,513
5.55%, 11/30/48(a)(b)	1,000	1,213,036

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours, Inc.(a):
4.21%, 11/15/23	$2,000	$2,143,231
4.73%, 11/15/28	1,000	1,143,834
5.32%, 11/15/38	750	915,425
5.42%, 11/15/48	1,000	1,266,038
Eastman Chemical Co.(a):
3.60%, 08/15/22	200	206,552
3.80%, 03/15/25	1,050	1,100,054
4.50%, 12/01/28	1,000	1,103,721
4.80%, 09/01/42	250	272,943
FMC Corp.:
3.20%, 10/01/26	155	156,435
3.45%, 10/01/29	115	116,836
4.50%, 10/01/49	165	171,714
International Flavors & Fragrances, Inc.:
4.45%, 09/26/28	500	552,288
5.00%, 09/26/48	500	570,608
LYB International Finance BV:
4.00%, 07/15/23	450	475,823
5.25%, 07/15/43	75	85,449
4.88%, 03/15/44(a)	350	382,654
LYB International Finance II BV, 3.50%, 03/02/27(a)	1,000	1,030,090
LYB International Finance III LLC, 4.20%, 10/15/49(e)	330	326,923
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	600	621,336
Methanex Corp.:
4.25%, 12/01/24(a)	250	251,939
5.25%, 12/15/29	250	251,010
Mosaic Co.:
3.75%, 11/15/21	50	51,111
4.25%, 11/15/23(a)	1,000	1,059,587
4.05%, 11/15/27(a)	1,000	1,038,899
5.45%, 11/15/33	250	283,068
Nutrien Ltd.:
3.15%, 10/01/22	1,050	1,070,138
3.50%, 06/01/23	250	258,091
3.63%, 03/15/24(a)	250	261,868
3.38%, 03/15/25	1,395	1,445,294
3.00%, 04/01/25(a)	250	254,050
4.00%, 12/15/26(a)	250	267,744
4.90%, 06/01/43	500	549,049
5.00%, 04/01/49	750	875,134
PPG Industries, Inc.(a):
2.40%, 08/15/24	1,000	999,885
2.80%, 08/15/29	1,000	1,001,829
Praxair, Inc.:
2.70%, 02/21/23	1,000	1,021,797
2.65%, 02/05/25(a)	165	169,721
3.20%, 01/30/26	250	264,503
Rohm & Haas Co., 7.85%, 07/15/29(a)	250	334,811
RPM International, Inc., 5.25%, 06/01/45	250	275,391

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SASOL Financing USA LLC:
5.88%, 03/27/24	$500	$538,906
6.50%, 09/27/28(a)	750	826,875
Sherwin-Williams Co.:
3.95%, 01/15/26(a)	500	534,217
3.45%, 06/01/27(a)	250	261,456
2.95%, 08/15/29(a)	620	621,172
4.50%, 06/01/47(a)	1,500	1,680,930
3.80%, 08/15/49	880	898,300
Westlake Chemical Corp.(a):
3.60%, 08/15/26	500	516,255
5.00%, 08/15/46	750	805,560

		40,256,659

Commercial Services & Supplies — 0.1%
American University, Series 2019, 3.67%, 04/01/49	135	148,829
Ecolab, Inc.:
4.35%, 12/08/21(a)	122	127,866
3.25%, 01/14/23(a)	250	258,967
3.25%, 12/01/27(a)	1,000	1,066,453
3.70%, 11/01/46	250	267,765
George Washington University:
4.87%, 09/15/45	100	131,786
Series 2014, 4.30%, 09/15/44	250	302,519
Series 2018, 4.13%, 09/15/48	164	195,738
Georgetown University:
Series A, 5.22%, 10/01/18	62	86,861
Series B, 4.32%, 04/01/49	40	50,179
Leland Stanford Junior University, 3.65%, 05/01/48(a)	250	292,427
Massachusetts Institute of Technology, 4.68%, 07/01/14	300	422,322
Northwestern University:
3.87%, 12/01/48	100	117,986
Series 2017, 3.66%, 12/01/57	58	68,735
President and Fellows of Harvard College:
3.15%, 07/15/46	175	187,221
3.30%, 07/15/56(a)	200	219,006
Republic Services, Inc.:
5.25%, 11/15/21	50	53,222
3.55%, 06/01/22(a)	250	259,015
4.75%, 05/15/23	250	270,779
2.50%, 08/15/24	205	207,177
3.20%, 03/15/25	250	260,056
2.90%, 07/01/26	85	87,455
3.95%, 05/15/28(a)	1,750	1,936,335
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	110	121,862
University of Southern California, 3.03%, 10/01/39	200	206,040

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.:
4.60%, 03/01/21(a)	$100	$102,909
2.90%, 09/15/22(a)	200	205,238
2.40%, 05/15/23	500	505,576
3.15%, 11/15/27	1,000	1,052,411
3.45%, 06/15/29(a)	1,000	1,079,926
3.90%, 03/01/35	315	347,373
4.15%, 07/15/49	500	582,670
William Marsh Rice University, 3.77%, 05/15/55	300	344,502

		11,567,206

Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.20%, 02/28/21(a)	1,000	1,005,177
2.90%, 03/04/21(a)	125	126,882
1.85%, 09/20/21(a)	4,000	3,998,745
2.60%, 02/28/23	500	512,015
2.95%, 02/28/26(a)	500	526,688
5.90%, 02/15/39(a)	500	713,768
5.50%, 01/15/40(a)	850	1,175,227
Juniper Networks, Inc.:
4.35%, 06/15/25	250	266,753
3.75%, 08/15/29(a)	1,000	1,003,979
5.95%, 03/15/41(a)	500	550,427
Motorola Solutions, Inc.:
3.75%, 05/15/22	85	88,171
3.50%, 03/01/23	250	257,741
4.60%, 02/23/28	500	539,842
4.60%, 05/23/29(a)	965	1,051,621

		11,817,036

Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22	100	102,191
3.80%, 04/03/28	1,000	1,104,419
Fluor Corp., 3.50%, 12/15/24(a)	1,250	1,246,890

		2,453,500

Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27(a)	1,000	1,049,629
WW Grainger, Inc., 4.60%, 06/15/45(a)	1,250	1,470,609

		2,520,238

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28(a)	225	230,597

Consumer Finance — 0.5%
American Express Co.(a):
3.38%, 05/17/21	3,000	3,059,980
2.65%, 12/02/22	1,000	1,015,613
3.70%, 08/03/23	2,000	2,107,128

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
3.40%, 02/22/24	$3,000	$3,137,505
2.50%, 07/30/24	655	660,065
3.00%, 10/30/24	1,000	1,032,677
3.63%, 12/05/24	300	317,483
4.05%, 12/03/42	67	77,745
Block Financial LLC, 4.13%, 10/01/20	500	507,940
Capital One Bank USA NA, 3.38%, 02/15/23(a)	350	360,667
Capital One Financial Corp.:
4.75%, 07/15/21(a)	1,000	1,044,108
3.20%, 01/30/23	4,000	4,105,061
3.50%, 06/15/23	110	114,561
3.75%, 04/24/24(a)	250	262,688
3.20%, 02/05/25	250	257,030
4.20%, 10/29/25	340	362,165
3.75%, 07/28/26(a)	230	238,909
3.75%, 03/09/27(a)	500	524,848
3.80%, 01/31/28(a)	1,000	1,054,987
Capital One NA:
2.25%, 09/13/21(a)	1,000	1,000,155
2.15%, 09/06/22	455	454,554
Caterpillar Financial Services Corp.:
3.35%, 12/07/20(a)	1,000	1,014,348
1.70%, 08/09/21(a)	1,000	995,661
2.95%, 02/26/22(a)	1,000	1,023,494
1.90%, 09/06/22	1,000	998,347
2.63%, 03/01/23	2,000	2,041,156
3.45%, 05/15/23	400	419,556
3.65%, 12/07/23	1,000	1,061,673
3.30%, 06/09/24(a)	250	262,182
Discover Financial Services(a):
3.95%, 11/06/24	350	371,392
3.75%, 03/04/25	75	78,485
Equifax, Inc., 3.25%, 06/01/26(a)	250	251,069
IHS Markit Ltd., 4.25%, 05/01/29(a)	1,000	1,075,430
Mastercard, Inc.(a):
3.38%, 04/01/24	250	265,518
3.50%, 02/26/28	1,000	1,092,240
2.95%, 06/01/29	2,500	2,622,303
Synchrony Financial:
3.75%, 08/15/21(a)	1,500	1,534,968
2.85%, 07/25/22(a)	175	176,473
4.50%, 07/23/25(a)	190	202,766
3.95%, 12/01/27	1,000	1,025,108
Total System Services, Inc., 4.80%, 04/01/26(a)	500	555,524
Visa, Inc.(a):
2.20%, 12/14/20	500	501,856
2.15%, 09/15/22	2,000	2,020,483
2.80%, 12/14/22	750	771,145
3.15%, 12/14/25	1,945	2,073,124
2.75%, 09/15/27	2,150	2,253,562

Security	Par (000)	Value

Consumer Finance (continued)
4.15%, 12/14/35	$500	$602,331
4.30%, 12/14/45	1,750	2,171,653
3.65%, 09/15/47	195	222,168

		49,379,884

Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23(a)	250	268,316
WRKCo, Inc.(a):
4.65%, 03/15/26	1,170	1,284,426
4.00%, 03/15/28	1,000	1,065,028

		2,617,770

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	1,250	1,290,644
3.30%, 01/23/23	500	509,886
2.88%, 08/14/24(a)	1,000	1,000,968
4.45%, 04/03/26(a)	1,000	1,068,119
3.65%, 07/21/27(a)	1,000	1,017,488
3.88%, 01/23/28(a)	500	516,215
Air Lease Corp.:
3.88%, 04/01/21(a)	175	178,735
2.25%, 01/15/23	95	94,539
4.25%, 09/15/24	250	266,738
3.25%, 03/01/25(a)	2,000	2,034,084
3.25%, 10/01/29	500	492,963
Aircastle Ltd.(a):
5.00%, 04/01/23	100	107,091
4.13%, 05/01/24	1,000	1,041,831
4.25%, 06/15/26	500	512,185
American Express Credit Corp.(a):
2.25%, 05/05/21	1,000	1,003,547
2.70%, 03/03/22	1,000	1,017,424
3.30%, 05/03/27	500	533,599
Banco Santander SA:
3.50%, 04/11/22(a)	1,600	1,641,980
3.13%, 02/23/23	1,000	1,018,665
2.71%, 06/27/24	1,000	1,010,977
5.18%, 11/19/25	200	220,656
4.38%, 04/12/28(a)	1,000	1,093,900
3.31%, 06/27/29(a)	600	619,878
Bank of America Corp.:
2.63%, 10/19/20	750	754,760
2.63%, 04/19/21	1,500	1,513,397
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(c)	500	500,789
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(c)	2,000	2,002,242
2.50%, 10/21/22(a)	1,000	1,006,798
3.30%, 01/11/23(a)	1,000	1,033,168

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(a)(c)	$1,000	$1,014,633
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)(c)	500	507,598
4.10%, 07/24/23(a)	4,000	4,267,674
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	5,144	5,253,400
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(c)	1,000	1,039,264
4.00%, 04/01/24(a)	500	535,976
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(a)(c)	1,500	1,580,139
4.20%, 08/26/24	750	804,446
4.00%, 01/22/25(a)	750	796,376
3.88%, 08/01/25(a)	2,250	2,425,059
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(a)(c)	1,000	1,028,861
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(a)(c)	2,000	2,080,274
4.45%, 03/03/26(a)	1,340	1,460,319
3.50%, 04/19/26(a)	645	684,780
4.25%, 10/22/26(a)	1,290	1,392,819
3.25%, 10/21/27(a)	1,375	1,429,218
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)(c)	2,000	2,146,887
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(c)	1,000	1,063,579
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)(c)	500	527,880
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(a)(c)	3,044	3,179,157
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(a)(c)	1,000	1,083,506
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(a)(c)	1,450	1,612,951
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(a)(c)	2,650	2,895,957
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(a)(c)	965	995,225
6.11%, 01/29/37(a)	350	458,412
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(a)(c)	1,500	1,713,734
7.75%, 05/14/38(a)	200	304,832
5.88%, 02/07/42(a)	1,100	1,522,888
5.00%, 01/21/44(a)	250	317,165
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(c)	1,150	1,364,298
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(c)	3,000	3,534,901
Series L, 3.95%, 04/21/25(a)	655	694,124
Series L, 4.18%, 11/25/27(a)	1,000	1,079,516

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.:
2.70%, 03/30/21(a)	$4,750	$4,794,562
2.35%, 08/02/21(a)	4,000	4,016,616
2.90%, 12/08/21(a)	750	761,066
2.75%, 04/25/22(a)	1,500	1,522,327
4.05%, 07/30/22(a)	250	261,820
2.70%, 10/27/22(a)	500	507,405
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(c)	500	509,110
3.50%, 05/15/23(a)	500	518,342
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)(c)	500	506,370
3.88%, 03/26/25	500	526,142
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(a)(c)	4,000	4,144,440
3.30%, 04/27/25(a)	155	162,109
4.40%, 06/10/25(a)	500	538,195
3.70%, 01/12/26	1,000	1,061,924
4.60%, 03/09/26	250	273,147
3.40%, 05/01/26(a)	500	522,254
3.20%, 10/21/26(a)	500	516,867
4.30%, 11/20/26(a)	150	161,586
4.45%, 09/29/27	3,000	3,273,226
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)(c)	1,000	1,071,157
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)(c)	500	529,325
4.13%, 07/25/28(a)	750	804,907
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)(c)	3,000	3,137,371
6.63%, 06/15/32	100	130,837
6.13%, 08/25/36(a)	184	237,689
8.13%, 07/15/39	575	942,708
5.88%, 01/30/42	3,000	4,090,310
6.68%, 09/13/43(a)	250	362,570
5.30%, 05/06/44(a)	500	621,629
4.65%, 07/30/45(a)	250	301,175
4.75%, 05/18/46	500	583,116
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(c)	1,000	1,173,803
4.65%, 07/23/48(a)	1,000	1,223,810
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20(a)	250	252,344
3.45%, 04/16/21	2,000	2,032,948
3.80%, 09/15/22(a)	500	519,940
3.80%, 06/09/23(a)	1,000	1,044,377
3.75%, 03/26/25(a)	500	525,134
4.55%, 04/17/26(a)	250	274,508
4.88%, 05/15/45(a)	1,500	1,836,019
Deutsche Bank AG:
3.13%, 01/13/21	200	200,365
4.10%, 01/13/26	350	350,685

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Deutsche Bank AG, London, 3.70%, 05/30/24(a)	$215	$215,332
Deutsche Bank AG, New York:
3.13%, 01/13/21	300	300,547
3.15%, 01/22/21	500	499,653
4.25%, 10/14/21(a)	2,000	2,031,742
3.95%, 02/27/23(a)	2,000	2,029,110
E*TRADE Financial Corp., 4.50%, 06/20/28(a)	1,000	1,088,898
Ford Motor Credit Co. LLC:
2.34%, 11/02/20	1,000	994,135
3.20%, 01/15/21(a)	500	500,669
5.75%, 02/01/21(a)	250	258,454
3.34%, 03/18/21(a)	500	502,335
3.81%, 10/12/21(a)	2,000	2,027,020
3.35%, 11/01/22(a)	500	500,067
4.14%, 02/15/23	1,000	1,015,331
3.10%, 05/04/23(a)	500	490,831
4.38%, 08/06/23	220	224,751
3.66%, 09/08/24(a)	1,000	984,953
4.69%, 06/09/25(a)	500	510,025
4.13%, 08/04/25	500	494,681
4.39%, 01/08/26(a)	250	248,788
4.54%, 08/01/26(a)	500	499,536
3.82%, 11/02/27	2,250	2,133,163
GE Capital International Funding Co.:
2.34%, 11/15/20	6,270	6,254,874
3.37%, 11/15/25(a)	1,227	1,251,767
4.42%, 11/15/35	4,685	4,902,940
General Motors Financial Co., Inc.:
3.70%, 11/24/20	250	253,125
4.20%, 03/01/21(a)	750	766,150
3.45%, 04/10/22	400	406,915
3.25%, 01/05/23(a)	3,000	3,031,990
3.95%, 04/13/24(a)	1,000	1,027,931
4.00%, 01/15/25(a)	250	256,667
4.30%, 07/13/25	1,000	1,038,566
5.25%, 03/01/26(a)	405	439,317
5.65%, 01/17/29(a)	250	275,486
Intercontinental Exchange, Inc.:
2.35%, 09/15/22(a)	2,000	2,016,222
3.75%, 12/01/25(a)	1,115	1,200,351
3.75%, 09/21/28	1,135	1,243,332
4.25%, 09/21/48(a)	500	593,589
Jefferies Financial Group, Inc., 5.50%, 10/18/23(a)	150	162,781
John Deere Capital Corp.:
2.35%, 01/08/21	4,000	4,023,260
2.80%, 03/04/21(a)	250	252,786
3.90%, 07/12/21	50	51,675
2.65%, 01/06/22(a)	140	142,200

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 03/15/22(a)	$500	$509,471
1.95%, 06/13/22	300	300,155
2.80%, 03/06/23(a)	500	514,206
3.45%, 01/10/24	1,000	1,053,571
2.25%, 09/14/26	500	498,883
3.05%, 01/06/28(a)	300	314,645
2.80%, 07/18/29(a)	630	646,864
JPMorgan Chase & Co.:
4.25%, 10/15/20	2,500	2,558,107
2.55%, 10/29/20	500	502,584
2.55%, 03/01/21(a)	1,000	1,005,613
2.30%, 08/15/21(a)	2,000	2,003,348
4.35%, 08/15/21	500	520,129
4.50%, 01/24/22(a)	1,300	1,371,416
(3 mo. LIBOR US + 0.61%), 3.51%, 06/18/22(a)(c)	2,000	2,045,123
3.25%, 09/23/22(a)	200	206,720
3.20%, 01/25/23	3,150	3,253,126
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(a)(c)	2,000	2,048,736
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)(c)	1,500	1,519,126
3.38%, 05/01/23(a)	250	258,557
2.70%, 05/18/23(a)	500	508,406
3.63%, 05/13/24(a)	1,000	1,059,077
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(a)(c)	4,500	4,746,027
3.88%, 09/10/24(a)	1,300	1,383,232
3.13%, 01/23/25(a)	250	258,865
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)(c)	2,000	2,070,665
3.90%, 07/15/25(a)	250	269,542
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(c)	500	498,109
3.30%, 04/01/26(a)	500	523,244
3.20%, 06/15/26(a)	1,000	1,038,139
4.13%, 12/15/26(a)	250	272,783
4.25%, 10/01/27	500	549,318
3.63%, 12/01/27	1,000	1,052,798
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(c)	2,000	2,139,761
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(c)	750	790,848
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(c)	1,000	1,057,039
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(c)	4,000	4,368,941
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(a)(c)	175	193,952
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(a)(c)	1,000	1,071,490

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(c)	$1,000	$992,976
6.40%, 05/15/38	1,100	1,574,752
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)(c)	1,000	1,104,853
5.50%, 10/15/40(a)	125	167,383
5.60%, 07/15/41(a)	550	746,799
5.40%, 01/06/42	400	529,629
5.63%, 08/16/43	500	662,222
4.85%, 02/01/44(a)	100	126,098
4.95%, 06/01/45	2,250	2,802,607
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(c)	500	583,757
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)(c)	500	565,274
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(a)(c)	1,500	1,681,694
(3 mo. LIBOR US + 1.22%), 3.90%, 01/23/49(a)(c)	2,000	2,225,346
Lloyds Banking Group PLC(a):
3.10%, 07/06/21	500	506,727
3.00%, 01/11/22	2,000	2,020,503
4.05%, 08/16/23	500	524,270
4.58%, 12/10/25	250	262,557
4.65%, 03/24/26	250	263,331
4.55%, 08/16/28	2,000	2,204,972
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	500	510,220
5.30%, 12/01/45	250	290,942
4.34%, 01/09/48	1,000	1,024,645
Series ., (3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(c)	1,000	1,001,932
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21(a)	2,000	2,019,252
3.00%, 02/22/22(a)	1,500	1,526,682
3.46%, 03/02/23(a)	3,000	3,107,700
3.76%, 07/26/23(a)	1,500	1,576,884
2.80%, 07/18/24(a)	1,000	1,017,445
3.85%, 03/01/26(a)	500	536,559
2.76%, 09/13/26(a)	250	252,960
3.29%, 07/25/27(a)	1,000	1,044,863
3.96%, 03/02/28(a)	1,000	1,097,332
3.74%, 03/07/29	2,000	2,167,627
4.29%, 07/26/38	250	287,990
3.75%, 07/18/39	610	654,277
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	253,579
3.55%, 03/05/23(a)	2,000	2,079,716
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24(a)(c)	2,000	2,104,858
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(c)	905	902,515

Security	Par (000)	Value

Diversified Financial Services (continued)
3.17%, 09/11/27(a)	$1,000	$1,037,494
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(c)	1,000	1,021,622
(3 mo. LIBOR US + 1.31%), 2.87%, 09/13/30(c)	500	497,905
Moody’s Corp.:
4.50%, 09/01/22	550	583,959
3.25%, 01/15/28(a)	750	783,716
4.25%, 02/01/29(a)	1,000	1,122,829
MUFG Americas Holdings Corp., 3.00%, 02/10/25	200	204,263
National Rural Utilities Cooperative Finance Corp.:
2.90%, 03/15/21(a)	400	405,011
2.30%, 09/15/22(a)	1,000	1,004,810
3.40%, 11/15/23(a)	350	366,293
2.85%, 01/27/25	250	257,665
3.40%, 02/07/28(a)	2,000	2,147,142
4.30%, 03/15/49	500	599,775
Royal Bank of Scotland Group PLC(a):
6.13%, 12/15/22	1,000	1,082,061
3.88%, 09/12/23	1,000	1,032,387
6.00%, 12/19/23	2,000	2,195,834
(3 mo. LIBOR US + 1.55%), 4.52%, 06/25/24(c)	2,000	2,103,269
4.80%, 04/05/26	500	546,623
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(c)	750	825,288
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(c)	1,000	1,118,781
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(c)	1,000	1,070,453
S&P Global, Inc.(a):
4.40%, 02/15/26	750	837,691
4.50%, 05/15/48	250	315,036
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21(a)	1,500	1,513,403
2.44%, 10/19/21(a)	1,000	1,004,224
2.85%, 01/11/22	1,000	1,013,557
3.10%, 01/17/23(a)	4,000	4,099,936
3.75%, 07/19/23	500	525,497
2.45%, 09/27/24	1,000	998,889
3.78%, 03/09/26(a)	500	535,642
2.63%, 07/14/26(a)	1,000	1,001,814
3.01%, 10/19/26(a)	250	256,450
3.36%, 07/12/27	1,000	1,051,594
3.35%, 10/18/27(a)	500	526,232
3.54%, 01/17/28(a)	2,000	2,130,581
3.04%, 07/16/29(a)	920	941,050
3.20%, 09/17/29	500	506,743
2.72%, 09/27/29	1,000	995,685

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Toyota Motor Credit Corp.:
1.90%, 04/08/21(a)	$900	$900,242
2.95%, 04/13/21(a)	500	508,057
2.60%, 01/11/22(a)	250	253,956
3.30%, 01/12/22(a)	2,000	2,062,793
2.63%, 01/10/23(a)	2,000	2,045,093
3.65%, 01/08/29	2,000	2,214,646

		304,097,629

Diversified Telecommunication Services — 0.9%
AT&T, Inc.:
2.80%, 02/17/21(a)	400	403,332
3.20%, 03/01/22(a)	2,000	2,048,778
3.80%, 03/15/22(a)	250	259,522
2.63%, 12/01/22	2,000	2,021,784
3.60%, 02/17/23(a)	500	521,428
3.80%, 03/01/24	1,000	1,056,824
4.45%, 04/01/24(a)	500	540,841
3.95%, 01/15/25(a)	500	533,832
3.40%, 05/15/25(a)	2,500	2,608,362
3.60%, 07/15/25(a)	250	263,169
3.88%, 01/15/26(a)	1,000	1,060,300
4.13%, 02/17/26(a)	1,250	1,350,278
2.95%, 07/15/26(a)	1,500	1,517,733
3.80%, 02/15/27(a)	500	529,167
4.25%, 03/01/27(a)	1,000	1,088,014
4.10%, 02/15/28(a)	1,544	1,669,122
4.35%, 03/01/29(a)	500	552,244
4.30%, 02/15/30(a)	1,000	1,100,278
4.50%, 05/15/35(a)	810	888,725
5.25%, 03/01/37(a)	1,000	1,176,914
4.90%, 08/15/37(a)	750	850,625
4.85%, 03/01/39(a)	2,000	2,267,671
6.00%, 08/15/40(a)	250	311,761
5.35%, 09/01/40	463	542,491
6.25%, 03/29/41(a)	150	189,483
5.55%, 08/15/41(a)	200	239,075
5.38%, 10/15/41(a)	1,500	1,756,633
5.15%, 03/15/42(a)	150	171,882
4.90%, 06/15/42(a)	350	389,601
4.30%, 12/15/42(a)	651	679,335
5.35%, 12/15/43(a)	250	293,816
4.65%, 06/01/44	250	269,422
4.80%, 06/15/44(a)	750	829,609
4.35%, 06/15/45(a)	2,759	2,899,311
4.85%, 07/15/45(a)	500	557,709
4.75%, 05/15/46(a)	1,000	1,108,966
5.15%, 11/15/46(a)	1,952	2,255,504
5.65%, 02/15/47(a)	250	309,989
5.45%, 03/01/47	750	907,307
4.50%, 03/09/48(a)	2,250	2,420,170
4.55%, 03/09/49	2,000	2,161,980
5.15%, 02/15/50	500	585,919
5.70%, 03/01/57(a)	500	628,117

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
British Telecommunications PLC:
5.13%, 12/04/28(a)	$1,000	$1,143,724
9.63%, 12/15/30	900	1,372,511
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,150	1,698,059
Orange SA:
9.00%, 03/01/31	250	389,341
5.38%, 01/13/42(a)	1,825	2,342,413
Telefonica Emisiones SAU(a):
5.46%, 02/16/21	1,050	1,096,078
4.57%, 04/27/23	1,200	1,293,417
4.10%, 03/08/27	1,000	1,088,217
7.05%, 06/20/36	75	103,545
4.67%, 03/06/38	1,000	1,096,923
5.21%, 03/08/47	1,750	2,035,617
4.90%, 03/06/48	500	558,139
Telefonica Europe BV, 8.25%, 09/15/30(a)	300	435,805
Verizon Communications, Inc.:
4.15%, 03/15/24(a)	2,000	2,158,795
3.50%, 11/01/24	500	528,718
3.38%, 02/15/25(a)	3,992	4,211,030
2.63%, 08/15/26(a)	900	911,806
4.13%, 03/16/27(a)	750	828,131
4.33%, 09/21/28	3,164	3,587,257
3.88%, 02/08/29(a)	3,000	3,292,095
4.02%, 12/03/29	1,000	1,111,333
4.50%, 08/10/33(a)	1,750	2,031,996
4.40%, 11/01/34(a)	2,500	2,859,860
4.27%, 01/15/36	1,250	1,405,557
5.25%, 03/16/37	1,250	1,547,578
4.81%, 03/15/39	596	714,338
3.85%, 11/01/42(a)	250	266,767
6.55%, 09/15/43(a)	750	1,104,642
4.86%, 08/21/46	1,000	1,221,384
5.50%, 03/16/47	250	329,955
4.52%, 09/15/48	4,250	5,025,089
5.01%, 04/15/49	1,981	2,490,761
4.67%, 03/15/55	781	936,821

		95,034,725

Electric Utilities — 1.6%
AEP Texas, Inc.:
2.40%, 10/01/22	2,000	2,008,709
3.95%, 06/01/28	500	551,965
AEP Transmission Co. LLC:
3.10%, 12/01/26(a)	500	522,793
3.80%, 06/15/49(a)	1,000	1,099,667
3.15%, 09/15/49	135	132,801
Alabama Power Co.:
3.75%, 03/01/45(a)	250	269,455

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
4.30%, 01/02/46	$250	$293,784
3.45%, 10/01/49	185	190,799
Series B, 3.70%, 12/01/47	2,500	2,691,893
Ameren Corp., 2.50%, 09/15/24	635	638,153
Ameren Illinois Co.:
2.70%, 09/01/22	100	101,768
4.30%, 07/01/44(a)	250	288,006
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22(a)	500	510,100
Appalachian Power Co., 4.40%, 05/15/44	250	287,929
Arizona Public Service Co.:
3.15%, 05/15/25(a)	250	260,331
2.60%, 08/15/29(a)	1,000	1,004,113
5.05%, 09/01/41	250	310,093
4.20%, 08/15/48	250	285,224
Baltimore Gas & Electric Co.:
2.40%, 08/15/26(a)	1,000	999,925
3.20%, 09/15/49	225	222,627
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21	2,000	2,009,668
3.75%, 11/15/23	500	530,889
3.50%, 02/01/25	110	116,319
3.25%, 04/15/28(a)	1,000	1,053,204
6.13%, 04/01/36(a)	250	346,269
5.15%, 11/15/43	250	316,168
4.50%, 02/01/45(a)	400	474,639
4.45%, 01/15/49(a)	2,000	2,386,143
Black Hills Corp.:
3.95%, 01/15/26(a)	200	211,392
3.05%, 10/15/29(e)	415	414,577
4.35%, 05/01/33	400	450,711
3.88%, 10/15/49(e)	350	351,868
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21(a)	500	499,243
3.55%, 08/01/42	100	107,092
3.95%, 03/01/48	250	285,275
Cleco Corporate Holdings LLC:
3.74%, 05/01/26(a)	500	515,092
3.38%, 09/15/29(b)	1,000	1,000,967
CMS Energy Corp.:
3.45%, 08/15/27	1,000	1,052,186
4.70%, 03/31/43	200	229,609
Commonwealth Edison Co.:
3.10%, 11/01/24	250	259,857
2.55%, 06/15/26(a)	250	253,460
3.70%, 08/15/28	500	548,692
5.90%, 03/15/36	50	68,072
3.70%, 03/01/45(a)	250	269,630
3.65%, 06/15/46	1,000	1,080,212
4.00%, 03/01/48	2,000	2,288,603
Series 122, 2.95%, 08/15/27	1,000	1,035,564

Security	Par (000)	Value

Electric Utilities (continued)
Connecticut Light & Power Co.(a):
2.50%, 01/15/23	$150	$152,222
Series A, 3.20%, 03/15/27	500	528,310
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24(a)	250	262,492
3.80%, 05/15/28(a)	1,000	1,099,411
3.95%, 03/01/43	150	163,788
4.45%, 03/15/44(a)	250	292,207
4.50%, 05/15/58	1,000	1,186,053
Series A, 4.20%, 03/15/42(a)	400	451,671
Series A, 4.13%, 05/15/49	500	572,586
Series C, 4.30%, 12/01/56(a)	500	573,027
Series C, 4.00%, 11/15/57	750	812,418
Series D, 4.00%, 12/01/28(a)	500	559,641
Series E, 4.65%, 12/01/48	500	619,215
Consolidated Edison, Inc., 2.00%, 05/15/21	750	749,195
Consumers Energy Co.:
4.35%, 04/15/49	1,000	1,226,943
3.10%, 08/15/50	215	216,526
Dominion Energy South Carolina, Inc.:
5.45%, 02/01/41	1,000	1,312,239
4.60%, 06/15/43	250	302,748
Dominion Energy, Inc.:
3.07%, 08/15/24(d)	500	512,178
3.90%, 10/01/25(a)	2,000	2,136,680
7.00%, 06/15/38	250	349,130
Series C, 4.90%, 08/01/41	50	58,987
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,059,364
3.70%, 03/15/45(a)	645	701,710
3.70%, 06/01/46(a)	250	268,456
3.75%, 08/15/47	200	220,581
Series A, 4.00%, 04/01/43	150	168,348
Series A, 4.05%, 05/15/48(a)	250	289,896
DTE Energy Co., :
2.53%, 10/01/24	1,000	1,002,977
3.40%, 06/15/29	1,225	1,276,638
Duke Energy Carolinas LLC:
3.05%, 03/15/23	200	206,930
2.45%, 08/15/29(a)	1,000	1,000,746
6.05%, 04/15/38(a)	100	140,042
5.30%, 02/15/40	250	324,092
4.25%, 12/15/41	2,000	2,306,676
3.70%, 12/01/47	500	542,809
3.95%, 03/15/48(a)	1,000	1,126,554
3.20%, 08/15/49(a)	595	596,613
Duke Energy Corp.:
1.80%, 09/01/21(a)	3,000	2,986,613
2.40%, 08/15/22	1,000	1,010,080

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
3.95%, 10/15/23(a)	$250	$265,339
3.75%, 04/15/24(a)	500	530,251
2.65%, 09/01/26(a)	500	503,228
3.15%, 08/15/27(a)	500	519,547
4.80%, 12/15/45(a)	250	299,708
3.75%, 09/01/46(a)	500	514,778
3.95%, 08/15/47	500	535,139
4.20%, 06/15/49(a)	500	556,929
Duke Energy Florida LLC, 3.40%, 10/01/46(a)	250	258,178
Duke Energy Indiana LLC:
4.90%, 07/15/43(a)	250	312,804
3.75%, 05/15/46	500	537,165
Series UUU, 4.20%, 03/15/42	400	449,482
Series YYY, 3.25%, 10/01/49	500	498,611
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	269,340
Duke Energy Progress LLC:
3.38%, 09/01/23(a)	250	262,405
3.70%, 09/01/28	365	400,626
4.10%, 05/15/42	150	170,801
4.10%, 03/15/43	250	282,148
4.38%, 03/30/44	100	117,994
4.20%, 08/15/45(a)	250	289,635
3.70%, 10/15/46	500	537,168
Edison International, 5.75%, 06/15/27(a)	50	56,139
Emera US Finance LP:
2.70%, 06/15/21	1,000	1,005,876
3.55%, 06/15/26(a)	75	78,581
4.75%, 06/15/46(a)	350	405,089
Entergy Arkansas LLC, 3.50%, 04/01/26	65	69,150
Entergy Corp., 4.00%, 07/15/22	200	208,821
Entergy Louisiana LLC:
4.05%, 09/01/23(a)	250	267,343
5.40%, 11/01/24	3,000	3,472,183
4.00%, 03/15/33	250	285,382
4.20%, 09/01/48	250	292,883
4.20%, 04/01/50	1,000	1,175,538
Entergy Mississippi LLC, 2.85%, 06/01/28	500	512,983
Entergy Texas, Inc., 3.55%, 09/30/49	200	207,967
Evergy, Inc.:
2.45%, 09/15/24	500	499,614
2.90%, 09/15/29	500	497,471
Eversource Energy:
2.50%, 03/15/21(a)	500	501,578
Series H, 3.15%, 01/15/25(a)	125	129,016
Series M, 3.30%, 01/15/28	2,000	2,076,507
Exelon Corp.:
3.50%, 06/01/22(a)	500	512,842
3.95%, 06/15/25	250	267,683

Security	Par (000)	Value

Electric Utilities (continued)
3.40%, 04/15/26(a)	$750	$783,935
5.10%, 06/15/45	250	309,606
4.45%, 04/15/46(a)	250	282,677
Exelon Generation Co. LLC:
4.25%, 06/15/22(a)	500	523,552
6.25%, 10/01/39	150	189,599
5.75%, 10/01/41	500	597,741
5.60%, 06/15/42	50	59,419
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27(a)	2,000	2,131,176
Series C, 4.85%, 07/15/47	500	597,805
Florida Power & Light Co.:
2.75%, 06/01/23(a)	250	256,533
3.13%, 12/01/25(a)	500	528,006
5.95%, 02/01/38(a)	50	70,128
5.25%, 02/01/41	500	655,083
4.13%, 02/01/42(a)	500	579,593
4.05%, 10/01/44	750	869,118
3.70%, 12/01/47	1,000	1,108,673
3.95%, 03/01/48(a)	500	578,002
4.13%, 06/01/48(a)	500	592,824
3.15%, 10/01/49	385	391,748
Georgia Power Co.:
4.30%, 03/15/42	700	769,528
Series A, 2.20%, 09/15/24	1,000	989,293
Series B, 2.65%, 09/15/29	1,000	982,967
Indiana Michigan Power Co.:
6.05%, 03/15/37(a)	175	236,735
4.25%, 08/15/48	250	294,971
Series K, 4.55%, 03/15/46(a)	150	181,419
Interstate Power & Light Co.:
3.25%, 12/01/24	250	260,760
3.70%, 09/15/46	500	528,956
3.50%, 09/30/49	105	105,510
Kansas City Power & Light Co., 3.65%, 08/15/25	150	160,477
Kentucky Utilities Co., 3.25%, 11/01/20	200	202,226
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	50,646
Louisville Gas & Electric Co., 4.65%, 11/15/43(a)	250	305,267
MidAmerican Energy Co.:
4.80%, 09/15/43	250	313,235
4.40%, 10/15/44	1,000	1,199,252
4.25%, 07/15/49(a)	1,500	1,806,422
Mississippi Power Co., Series A, 4.25%, 03/15/42	500	541,350
Nevada Power Co., 5.45%, 05/15/41(a)	50	63,199
NextEra Energy Capital Holdings, Inc.:
2.80%, 01/15/23(a)	1,000	1,017,554
3.63%, 06/15/23	1,250	1,302,213
3.55%, 05/01/27(a)	1,000	1,059,902

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Northern States Power Co.:
2.60%, 05/15/23	$500	$507,277
3.40%, 08/15/42	200	209,473
4.00%, 08/15/45	85	97,073
3.60%, 09/15/47(a)	150	162,826
2.90%, 03/01/50	445	430,218
NSTAR Electric Co., 2.70%, 06/01/26(a)	250	252,231
Oglethorpe Power Corp.:
4.55%, 06/01/44	250	276,157
5.05%, 10/01/48(a)	500	604,986
Ohio Power Co., 4.15%, 04/01/48(a)	1,000	1,178,571
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	113,741
3.70%, 11/15/28(a)	355	390,897
5.25%, 09/30/40	250	324,790
5.30%, 06/01/42(a)	75	100,061
3.75%, 04/01/45	250	275,510
3.80%, 09/30/47	1,000	1,107,077
3.10%, 09/15/49(b)	245	245,503
PacifiCorp:
2.95%, 02/01/22	100	102,051
2.95%, 06/01/23	300	308,259
4.10%, 02/01/42	250	284,656
PECO Energy Co.:
1.70%, 09/15/21	1,000	994,279
3.90%, 03/01/48	1,000	1,127,353
3.00%, 09/15/49	195	190,765
Pennsylvania Electric Co., 6.15%, 10/01/38	250	326,319
Potomac Electric Power Co.:
3.60%, 03/15/24(a)	250	264,041
4.15%, 03/15/43	250	285,493
PPL Capital Funding, Inc.:
3.50%, 12/01/22(a)	2,000	2,062,637
3.40%, 06/01/23	1,250	1,286,507
5.00%, 03/15/44(a)	1,000	1,167,378
4.00%, 09/15/47(a)	500	518,910
PPL Electric Utilities Corp.:
4.75%, 07/15/43	250	309,598
3.00%, 10/01/49	170	164,485
Progress Energy, Inc.:
4.40%, 01/15/21	100	102,357
7.75%, 03/01/31	50	71,293
Public Service Co. of Colorado:
3.70%, 06/15/28	2,000	2,209,475
3.60%, 09/15/42	250	268,388
3.95%, 03/15/43(a)	200	219,639
4.30%, 03/15/44	75	88,569
3.80%, 06/15/47	1,000	1,109,029
Public Service Co. of New Hampshire, 3.60%, 07/01/49	1,000	1,079,100

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	$250	$348,677
Public Service Electric & Gas Co.:
2.38%, 05/15/23(a)	250	253,155
3.05%, 11/15/24(a)	250	258,884
3.20%, 05/15/29(a)	500	531,516
3.95%, 05/01/42(a)	50	56,185
3.65%, 09/01/42	50	53,775
3.80%, 03/01/46(a)	1,250	1,394,134
3.85%, 05/01/49(a)	500	567,081
Series K, 4.05%, 05/01/45	150	168,360
Puget Energy, Inc.:
5.63%, 07/15/22	500	534,790
3.65%, 05/15/25	250	255,887
Puget Sound Energy, Inc.:
5.80%, 03/15/40(a)	500	675,635
4.22%, 06/15/48	500	582,702
3.25%, 09/15/49	1,000	997,109
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,265,852
Southern California Edison Co.:
2.85%, 08/01/29(a)	2,000	2,017,455
5.50%, 03/15/40	50	62,808
4.50%, 09/01/40	1,000	1,113,544
4.65%, 10/01/43	350	403,334
4.00%, 04/01/47(a)	500	536,211
Series A, 5.95%, 02/01/38(a)	500	637,966
Series B, 2.40%, 02/01/22(a)	250	250,763
Series C, 3.60%, 02/01/45	250	253,408
Series C, 4.13%, 03/01/48	1,000	1,085,448
Series D, 3.40%, 06/01/23	1,000	1,035,224
Series E, 3.70%, 08/01/25	2,000	2,115,705
Southern Co.:
2.35%, 07/01/21	1,000	1,003,127
2.95%, 07/01/23	500	510,304
3.25%, 07/01/26(a)	500	515,634
4.40%, 07/01/46	250	278,554
Southern Power Co.:
5.25%, 07/15/43	500	577,061
Series E, 2.50%, 12/15/21	1,000	1,001,713
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48(a)	500	529,431
Southwestern Public Service Co., 3.75%, 06/15/49(a)	1,000	1,102,759
Tampa Electric Co.:
4.10%, 06/15/42	250	278,966
4.45%, 06/15/49	250	301,767
3.63%, 06/15/50(a)	80	85,129
Toledo Edison Co., 6.15%, 05/15/37(a)	100	136,283
Tucson Electric Power Co., 4.85%, 12/01/48	250	315,788
Union Electric Co.:
2.95%, 06/15/27	2,000	2,074,238
4.00%, 04/01/48	1,000	1,137,306
3.25%, 10/01/49(e)	500	501,388

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric & Power Co.:
2.95%, 01/15/22(a)	$400	$406,381
4.00%, 01/15/43	250	277,182
4.45%, 02/15/44	150	176,341
4.60%, 12/01/48	455	556,713
Series A, 3.15%, 01/15/26	555	577,396
Series A, 3.50%, 03/15/27(a)	750	800,076
Series A, 2.88%, 07/15/29(a)	115	117,785
Series A, 6.00%, 05/15/37(a)	250	333,730
Series B, 6.00%, 01/15/36	1,000	1,332,056
Series B, 3.80%, 09/15/47(a)	1,500	1,623,935
Series D, 4.65%, 08/15/43	500	602,428
WEC Energy Group, Inc., 3.55%, 06/15/25	350	372,171
Westar Energy, Inc.:
2.55%, 07/01/26	350	352,897
4.25%, 12/01/45	1,000	1,158,536
3.25%, 09/01/49	500	501,992
Wisconsin Electric Power Co., 4.30%, 10/15/48(a)	750	891,482
Wisconsin Power & Light Co., 3.00%, 07/01/29(a)	1,000	1,042,791
Wisconsin Public Service Corp., 3.30%, 09/01/49	625	635,982
Xcel Energy, Inc.:
3.30%, 06/01/25(a)	292	304,678
3.35%, 12/01/26	500	527,343
4.00%, 06/15/28	1,000	1,100,873
4.80%, 09/15/41	250	289,727

		166,907,873

Electrical Equipment — 0.1%
Eaton Corp.:
2.75%, 11/02/22	2,250	2,289,467
3.10%, 09/15/27	190	197,694
4.00%, 11/02/32	200	229,217
4.15%, 11/02/42(a)	250	276,862
Emerson Electric Co.:
2.63%, 12/01/21	750	758,832
2.63%, 02/15/23	350	359,841
Rockwell Automation, Inc., 4.20%, 03/01/49	1,000	1,200,400
Roper Technologies, Inc.:
3.00%, 12/15/20	250	252,207
3.13%, 11/15/22	150	154,002
3.65%, 09/15/23	250	262,439
2.35%, 09/15/24(a)	240	240,314
3.80%, 12/15/26(a)	250	267,231
2.95%, 09/15/29	435	436,055

Security	Par (000)	Value

Electrical Equipment (continued)
Tyco Electronics Group SA:
3.50%, 02/03/22	$100	$102,854
3.45%, 08/01/24	75	78,319

		7,105,734

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.80%, 02/15/30	1,000	972,294
Arrow Electronics, Inc., 4.00%, 04/01/25	500	521,175
Avnet, Inc., 3.75%, 12/01/21(a)	1,000	1,020,607
Corning, Inc.:
3.70%, 11/15/23	250	261,518
4.75%, 03/15/42	50	57,407
5.35%, 11/15/48(a)	1,000	1,271,745
4.38%, 11/15/57(a)	750	772,304
Honeywell International, Inc.(a):
1.85%, 11/01/21	4,000	3,998,374
2.30%, 08/15/24	1,000	1,015,410
2.70%, 08/15/29	1,500	1,548,794
3.81%, 11/21/47	500	575,554
Jabil, Inc., 4.70%, 09/15/22(a)	250	264,335

		12,279,517

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21	750	761,194
5.13%, 09/15/40(a)	100	114,544
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.(a):
2.77%, 12/15/22	500	508,323
3.34%, 12/15/27	450	461,602
4.08%, 12/15/47	1,500	1,509,778
Halliburton Co.(a):
3.80%, 11/15/25	4,550	4,819,465
4.85%, 11/15/35	1,000	1,104,249
4.50%, 11/15/41	50	52,377
4.75%, 08/01/43	250	269,722
5.00%, 11/15/45	1,175	1,312,118
National Oilwell Varco, Inc.:
2.60%, 12/01/22(a)	1,000	1,005,361
3.95%, 12/01/42	150	137,473
TechnipFMC PLC, 3.45%, 10/01/22	100	101,906

		12,158,112

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.90%, 06/15/23	2,000	2,111,773
4.30%, 01/15/26	750	817,823
3.38%, 08/15/31(a)	820	856,356
4.00%, 02/01/50	1,000	1,089,452
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26	1,000	1,026,138
American Tower Corp.:
2.75%, 01/15/27	435	434,295

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
3.70%, 01/15/27	$125	$124,639
5.90%, 11/01/21	500	537,329
4.70%, 03/15/22	100	105,940
3.00%, 06/15/23(a)	1,000	1,022,930
5.00%, 02/15/24(a)	1,000	1,104,889
2.95%, 01/15/25(a)	500	510,551
4.40%, 02/15/26(a)	30	32,879
3.38%, 10/15/26(a)	500	519,995
3.50%, 01/15/27(a)	150	155,403
3.95%, 01/15/27(a)	1,000	1,077,002
3.80%, 08/15/29(a)	500	533,653
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	102,475
3.45%, 06/01/25(a)	100	105,695
3.20%, 01/15/28(a)	2,000	2,087,653
3.30%, 06/01/29(a)	255	269,141
3.90%, 10/15/46	250	281,310
Boston Properties LP:
4.13%, 05/15/21	250	256,756
3.85%, 02/01/23(a)	1,000	1,049,489
3.13%, 09/01/23	250	258,016
3.20%, 01/15/25(a)	1,000	1,037,243
3.65%, 02/01/26(a)	190	201,069
4.50%, 12/01/28	1,000	1,135,141
2.90%, 03/15/30	480	478,611
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	780,061
4.13%, 06/15/26(a)	250	265,146
4.13%, 05/15/29	1,250	1,333,791
Crown Castle International Corp.:
3.40%, 02/15/21(a)	750	760,284
2.25%, 09/01/21	1,000	1,000,826
3.70%, 06/15/26(a)	280	295,207
4.00%, 03/01/27(a)	1,000	1,075,790
3.80%, 02/15/28(a)	2,000	2,127,038
4.00%, 11/15/49(a)	585	612,484
Digital Realty Trust LP(a):
4.75%, 10/01/25	500	550,017
3.70%, 08/15/27	1,000	1,049,338
3.60%, 07/01/29	750	780,433
EPR Properties(a):
4.50%, 06/01/27	1,000	1,061,296
3.75%, 08/15/29	845	844,717
ERP Operating LP:
4.63%, 12/15/21(a)	2,000	2,099,118
3.25%, 08/01/27(a)	500	526,606
3.50%, 03/01/28(a)	1,000	1,067,765
3.00%, 07/01/29	735	758,882
2.50%, 02/15/30	405	398,733
4.50%, 07/01/44(a)	150	180,071
Essex Portfolio LP:
3.88%, 05/01/24(a)	100	105,465
4.00%, 03/01/29(a)	2,000	2,183,992
3.00%, 01/15/30	200	201,736

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust, 3.25%, 07/15/27	$500	$520,864
HCP, Inc.:
3.15%, 08/01/22	100	101,960
4.00%, 12/01/22	84	87,953
3.40%, 02/01/25(a)	500	518,415
4.00%, 06/01/25	500	532,255
3.50%, 07/15/29(a)	1,500	1,558,519
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	1,000	996,864
Hospitality Properties Trust:
5.00%, 08/15/22(a)	200	208,976
4.95%, 02/15/27	1,000	1,013,168
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	266,864
Series E, 4.00%, 06/15/25(a)	190	200,701
Series H, 3.38%, 12/15/29	1,000	998,504
Hudson Pacific Properties LP, 4.65%, 04/01/29	1,000	1,102,216
Kilroy Realty LP:
4.75%, 12/15/28	1,000	1,125,146
3.05%, 02/15/30	1,000	979,560
Kimco Realty Corp.:
3.20%, 05/01/21	250	253,583
3.30%, 02/01/25	350	360,966
2.80%, 10/01/26(a)	500	502,768
4.45%, 09/01/47(a)	350	386,240
3.70%, 10/01/49	500	489,243
Liberty Property LP, 4.40%, 02/15/24(a)	250	269,158
Life Storage LP, 4.00%, 06/15/29(a)	1,000	1,069,757
Mid-America Apartments LP, 4.30%, 10/15/23	200	213,641
National Retail Properties, Inc.:
3.30%, 04/15/23(a)	500	513,758
4.30%, 10/15/28	1,000	1,105,875
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	265,883
4.75%, 01/15/28	500	541,041
3.63%, 10/01/29	600	597,386
Realty Income Corp.:
4.65%, 08/01/23(a)	250	271,571
4.13%, 10/15/26(a)	1,000	1,101,448
3.00%, 01/15/27	1,000	1,030,391
3.25%, 06/15/29(a)	975	1,019,821
Sabra Health Care LP/Sabra Capital Corp., 3.90%, 10/15/29(e)	1,000	985,000
Simon Property Group LP:
4.13%, 12/01/21(a)	100	103,905
2.35%, 01/30/22(a)	2,000	2,016,161
3.38%, 03/15/22	100	103,270

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
2.63%, 06/15/22(a)	$250	$254,023
2.00%, 09/13/24	1,040	1,029,882
3.38%, 10/01/24(a)	500	525,629
3.30%, 01/15/26(a)	1,500	1,569,417
3.38%, 06/15/27(a)	750	791,667
2.45%, 09/13/29	500	489,181
4.75%, 03/15/42(a)	100	121,525
4.25%, 10/01/44	250	286,549
4.25%, 11/30/46	500	577,322
3.25%, 09/13/49	155	151,433
SITE Centers Corp.:
4.63%, 07/15/22	32	33,448
4.25%, 02/01/26	250	264,035
Spirit Realty LP:
4.00%, 07/15/29	425	444,703
3.40%, 01/15/30	500	496,323
UDR, Inc.:
4.40%, 01/26/29	1,000	1,125,984
3.20%, 01/15/30(a)	250	257,459
3.00%, 08/15/31	500	500,509
Ventas Realty LP:
2.65%, 01/15/25(a)	650	654,628
4.13%, 01/15/26(a)	1,250	1,351,799
3.25%, 10/15/26	500	513,220
4.00%, 03/01/28(a)	1,500	1,608,814
3.00%, 01/15/30(a)	1,000	990,646
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	527,830
Welltower, Inc.(a):
4.00%, 06/01/25	2,250	2,404,604
4.25%, 04/01/26	350	380,908
4.13%, 03/15/29	1,000	1,090,296
3.10%, 01/15/30	1,000	1,000,772
Weyerhaeuser Co.(a):
4.00%, 11/15/29	2,000	2,178,680
7.38%, 03/15/32	350	490,395
WP Carey, Inc., 3.85%, 07/15/29	475	502,776

		85,409,730

Food & Staples Retailing — 0.3%
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	90,141
Kroger Co.:
3.30%, 01/15/21(a)	500	506,564
3.40%, 04/15/22(a)	100	103,192
3.50%, 02/01/26(a)	495	515,773
2.65%, 10/15/26(a)	1,000	990,796
4.50%, 01/15/29(a)	1,000	1,117,354
5.15%, 08/01/43(a)	125	137,927
3.88%, 10/15/46	500	476,967
4.65%, 01/15/48	500	535,084
5.40%, 01/15/49	500	594,511

Security	Par (000)	Value

Food & Staples Retailing (continued)
Mondelez International, Inc.:
3.63%, 05/07/23(a)	$500	$523,027
4.63%, 05/07/48	500	597,028
Sysco Corp., 4.45%, 03/15/48(a)	500	584,719
Walgreen Co., 3.10%, 09/15/22(a)	200	204,820
Walgreens Boots Alliance, Inc.(a):
3.80%, 11/18/24	500	527,292
3.45%, 06/01/26	1,305	1,347,660
4.50%, 11/18/34	155	165,252
4.80%, 11/18/44	150	158,410
4.65%, 06/01/46	1,000	1,043,738
Walmart, Inc.:
1.90%, 12/15/20(a)	500	501,110
3.13%, 06/23/21(a)	4,500	4,601,571
2.35%, 12/15/22(a)	1,250	1,267,627
3.30%, 04/22/24(a)	1,750	1,848,376
2.65%, 12/15/24(a)	250	257,894
3.70%, 06/26/28(a)	1,000	1,108,298
3.25%, 07/08/29	250	270,071
2.38%, 09/24/29	275	277,138
3.95%, 06/28/38(a)	1,000	1,171,451
4.88%, 07/08/40	2,000	2,571,677
4.00%, 04/11/43	150	175,900
4.30%, 04/22/44	750	928,289
3.63%, 12/15/47	1,000	1,123,318
4.05%, 06/29/48(a)	1,400	1,684,275
2.95%, 09/24/49	495	498,276

		28,505,526

Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26(a)	1,750	1,769,045
4.54%, 03/26/42	75	91,839
4.02%, 04/16/43	250	289,428
4.50%, 03/15/49	1,000	1,247,156
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27(a)	1,000	1,025,415
Campbell Soup Co.:
3.30%, 03/19/25	1,000	1,021,596
4.80%, 03/15/48(a)	1,000	1,121,992
Conagra Brands, Inc.:
3.25%, 09/15/22	200	204,700
3.20%, 01/25/23(a)	500	515,854
4.30%, 05/01/24(a)	1,000	1,073,311
4.60%, 11/01/25(a)	1,000	1,099,717
5.30%, 11/01/38(a)	1,000	1,155,045
5.40%, 11/01/48	500	594,564
General Mills, Inc.(a):
3.15%, 12/15/21	650	663,165
2.60%, 10/12/22	250	252,747
3.65%, 02/15/24	500	524,638
3.20%, 02/10/27	250	261,651
4.20%, 04/17/28	1,000	1,113,430
4.70%, 04/17/48	1,000	1,170,261

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
JM Smucker Co.(a):
3.50%, 10/15/21	$50	$51,171
3.50%, 03/15/25	1,250	1,312,381
4.25%, 03/15/35	250	269,723
Kellogg Co.:
4.00%, 12/15/20(a)	325	331,896
3.25%, 04/01/26(a)	65	67,114
4.30%, 05/15/28	1,000	1,115,453
4.50%, 04/01/46(a)	350	398,178
Kraft Heinz Foods Co.:
3.95%, 07/15/25(a)	1,750	1,831,765
3.00%, 06/01/26(a)	310	306,710
4.63%, 01/30/29(a)	1,000	1,081,733
3.75%, 04/01/30(b)	250	252,334
5.00%, 07/15/35(a)	500	533,157
6.50%, 02/09/40(a)	750	887,708
5.00%, 06/04/42(a)	200	206,196
5.20%, 07/15/45	500	525,633
4.38%, 06/01/46(a)	2,500	2,386,848
4.88%, 10/01/49(b)	250	252,437
Sysco Corp.:
3.55%, 03/15/25(a)	1,000	1,059,448
3.75%, 10/01/25(a)	100	107,348
3.30%, 07/15/26(a)	130	135,421
4.85%, 10/01/45	150	181,267
4.50%, 04/01/46	250	290,046
Tyson Foods, Inc.:
4.50%, 06/15/22(a)	150	158,466
3.55%, 06/02/27(a)	1,000	1,059,621
4.88%, 08/15/34(a)	70	82,569
5.15%, 08/15/44	250	298,191
5.10%, 09/28/48(a)	1,500	1,822,361

		32,200,729

Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	517,736
2.63%, 09/15/29(e)	210	212,374
4.15%, 01/15/43	100	113,079
4.30%, 10/01/48	500	593,471
3.38%, 09/15/49(e)	630	639,460
National Fuel Gas Co., 3.75%, 03/01/23(a)	300	308,386
NiSource, Inc.:
3.65%, 06/15/23	1,000	1,043,944
2.95%, 09/01/29(a)	1,000	1,005,417
5.95%, 06/15/41	1,050	1,348,453
5.25%, 02/15/43	75	91,418
4.80%, 02/15/44	250	291,350
4.38%, 05/15/47(a)	500	559,759

Security	Par (000)	Value

Gas Utilities (continued)
Sempra Energy:
4.05%, 12/01/23	$250	$264,639
3.55%, 06/15/24	250	260,691
3.75%, 11/15/25	250	263,447
3.40%, 02/01/28(a)	2,000	2,065,915
4.00%, 02/01/48(a)	1,000	1,057,835
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26(a)	1,250	1,267,412
Series UU, 4.13%, 06/01/48	250	289,317
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	51,068
2.45%, 10/01/23(a)	1,000	1,003,325
3.95%, 10/01/46	750	787,363

		14,035,859

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	991,846
2.60%, 08/15/26(a)	730	736,606
Becton Dickinson & Co.:
2.89%, 06/06/22(a)	500	507,604
3.30%, 03/01/23	200	203,768
3.36%, 06/06/24(a)	500	521,544
3.73%, 12/15/24	250	264,529
3.70%, 06/06/27(a)	1,630	1,730,374
6.00%, 05/15/39	250	308,107
4.69%, 12/15/44(a)	196	227,546
4.67%, 06/06/47(a)	500	590,489
Boston Scientific Corp.(a):
4.13%, 10/01/23	2,500	2,657,225
3.85%, 05/15/25	750	805,940
4.00%, 03/01/29	250	276,327
4.55%, 03/01/39	1,000	1,180,014
Medtronic Global Holdings SCA, 3.35%, 04/01/27(a)	250	268,661
Medtronic, Inc.:
3.15%, 03/15/22(a)	1,350	1,391,544
3.63%, 03/15/24(a)	400	427,192
3.50%, 03/15/25(a)	1,084	1,163,558
4.38%, 03/15/35	350	421,204
4.63%, 03/15/45(a)	1,750	2,246,550
Stryker Corp.:
3.38%, 11/01/25	580	615,075
3.50%, 03/15/26(a)	500	532,251
4.63%, 03/15/46(a)	1,250	1,530,768
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22(a)	1,500	1,528,968
3.55%, 04/01/25(a)	750	787,429
4.45%, 08/15/45	500	535,928

		22,451,047

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services — 0.7%
Advocate Health & Hospitals Corp.:
3.83%, 08/15/28(a)	$74	$81,619
4.27%, 08/15/48	107	129,731
Aetna, Inc.:
2.75%, 11/15/22	2,250	2,274,279
2.80%, 06/15/23	1,500	1,518,110
3.50%, 11/15/24(a)	320	333,419
6.75%, 12/15/37(a)	300	398,641
4.50%, 05/15/42	250	263,825
4.75%, 03/15/44(a)	25	27,397
3.88%, 08/15/47(a)	1,400	1,371,523
Allina Health System, Series 2019, 3.89%, 04/15/49	220	252,381
Anthem, Inc.:
3.13%, 05/15/22(a)	200	204,585
2.95%, 12/01/22(a)	1,000	1,019,205
3.30%, 01/15/23(a)	100	103,409
3.50%, 08/15/24(a)	250	262,014
2.38%, 01/15/25	160	159,397
4.63%, 05/15/42(a)	50	55,346
4.65%, 01/15/43(a)	2,000	2,211,100
5.10%, 01/15/44	900	1,048,246
4.65%, 08/15/44	350	390,286
4.38%, 12/01/47(a)	1,000	1,079,467
Ascension Health, 3.95%, 11/15/46(a)	1,000	1,178,395
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	239,245
CHRISTUS Health, Series C, 4.34%, 07/01/28	155	175,391
Cigna Corp.:
3.75%, 07/15/23	2,000	2,094,353
4.13%, 11/15/25	1,000	1,073,695
4.38%, 10/15/28(a)	3,000	3,278,028
4.80%, 08/15/38	1,000	1,120,750
4.90%, 12/15/48	1,500	1,716,114
Cigna Holding Co.(a):
4.00%, 02/15/22	1,525	1,578,352
3.25%, 04/15/25	300	308,882
3.88%, 10/15/47	750	741,779
CommonSpirit Health:
2.76%, 10/01/24	245	248,028
3.35%, 10/01/29	132	133,460
3.82%, 10/01/49(a)	251	253,222
4.19%, 10/01/49(a)	150	154,394
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	117,889
Dignity Health, 5.27%, 11/01/64	100	122,033

Security	Par (000)	Value

Health Care Providers & Services (continued)
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	$173	$200,796
HCA, Inc.:
4.75%, 05/01/23	3,000	3,213,413
5.25%, 04/15/25(a)	1,000	1,112,236
4.13%, 06/15/29	750	786,514
5.13%, 06/15/39(a)	1,000	1,090,680
5.50%, 06/15/47(a)	1,000	1,124,283
5.25%, 06/15/49	500	559,950
Humana, Inc.:
3.85%, 10/01/24(a)	500	528,165
3.13%, 08/15/29(a)	500	499,534
4.63%, 12/01/42(a)	1,000	1,112,858
4.95%, 10/01/44(a)	250	290,030
4.80%, 03/15/47	200	230,157
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	28,636
Kaiser Foundation Hospitals:
3.50%, 04/01/22(a)	100	104,109
3.15%, 05/01/27	500	526,670
4.15%, 05/01/47(a)	1,110	1,334,623
Laboratory Corp. of America Holdings:
3.75%, 08/23/22(a)	100	103,492
4.00%, 11/01/23(a)	100	105,423
3.25%, 09/01/24	1,000	1,035,802
3.60%, 02/01/25(a)	75	78,639
3.60%, 09/01/27(a)	500	527,924
4.70%, 02/01/45(a)	150	167,018
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	361,507
McKesson Corp.(a):
2.85%, 03/15/23	150	151,887
3.80%, 03/15/24	1,500	1,567,940
3.95%, 02/16/28	1,000	1,049,198
Memorial Sloan-Kettering Cancer Center:
5.00%, 07/01/42	200	265,541
4.13%, 07/01/52	200	241,238
Mercy Health, Series 2018, 4.30%, 07/01/28	64	72,210
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	73,147
New York and Presbyterian Hospital, 4.02%, 08/01/45(a)	150	176,793
Northwell Healthcare, Inc.:
3.98%, 11/01/46(a)	200	218,950
4.26%, 11/01/47	70	78,180
3.81%, 11/01/49	162	168,790
Orlando Health Obligated Group, 4.09%, 10/01/48	29	33,194
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	93,198

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	$79	$101,337
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/01/29(e)	325	324,342
Series A, 3.93%, 10/01/48	77	88,706
Quest Diagnostics, Inc.:
4.70%, 04/01/21(a)	100	103,597
4.25%, 04/01/24(a)	250	267,539
3.50%, 03/30/25(a)	370	386,338
4.20%, 06/30/29	250	276,124
RWJ Barnabas Health, Inc., 3.95%, 07/01/46(a)	160	181,331
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	73,372
Sutter Health, :
3.70%, 08/15/28	86	93,459
4.09%, 08/15/48(a)	107	123,997
Toledo Hospital:
6.02%, 11/15/48	125	154,267
Series B, 5.33%, 11/15/28	125	139,367
UnitedHealth Group, Inc.:
1.95%, 10/15/20(a)	2,000	1,999,226
2.13%, 03/15/21(a)	1,500	1,503,827
3.35%, 07/15/22(a)	750	776,934
2.88%, 03/15/23(a)	250	256,207
2.38%, 08/15/24	425	428,398
3.10%, 03/15/26(a)	500	522,631
3.45%, 01/15/27	500	531,897
3.38%, 04/15/27(a)	1,000	1,060,256
3.85%, 06/15/28(a)	1,000	1,094,749
2.88%, 08/15/29(a)	1,890	1,928,987
4.63%, 07/15/35(a)	555	670,713
6.88%, 02/15/38	100	147,737
3.50%, 08/15/39(a)	145	150,943
5.95%, 02/15/41(a)	100	136,134
3.95%, 10/15/42	150	162,229
4.75%, 07/15/45(a)	2,500	3,038,413
4.20%, 01/15/47(a)	750	852,240
4.25%, 04/15/47	1,000	1,135,741
3.75%, 10/15/47	500	529,030
4.25%, 06/15/48(a)	400	459,243
3.70%, 08/15/49	1,500	1,640,216
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	108	135,139

		68,505,381

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20(a)	250	254,454
GLP Capital LP/GLP Financing II, Inc.:
3.35%, 09/01/24	215	216,225
5.25%, 06/01/25	400	440,612
5.30%, 01/15/29	1,000	1,102,210
4.00%, 01/15/30	980	984,871

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.(a):
3.38%, 07/15/23	$190	$196,339
4.38%, 09/15/28	305	332,767
Las Vegas Sands Corp.:
3.20%, 08/08/24(a)	245	249,541
3.50%, 08/18/26	270	274,284
3.90%, 08/08/29(a)	185	189,754
Marriott International, Inc.:
2.30%, 01/15/22(a)	2,000	2,000,417
3.25%, 09/15/22	100	102,162
McDonald’s Corp.:
2.75%, 12/09/20	250	251,988
2.63%, 01/15/22(a)	3,000	3,045,646
3.35%, 04/01/23	250	260,915
3.25%, 06/10/24	400	420,900
3.38%, 05/26/25(a)	500	529,429
3.70%, 01/30/26	250	268,345
3.50%, 03/01/27	1,000	1,068,838
3.80%, 04/01/28(a)	1,000	1,095,955
2.63%, 09/01/29	1,000	995,461
4.70%, 12/09/35(a)	315	374,257
6.30%, 03/01/38(a)	1,000	1,366,814
3.70%, 02/15/42	100	102,768
4.88%, 12/09/45(a)	750	906,871
4.45%, 03/01/47(a)	500	574,115
4.45%, 09/01/48(a)	500	577,981
3.63%, 09/01/49(a)	875	884,456
Regency Centers LP, 2.95%, 09/15/29	1,000	1,015,547
Sands China Ltd.:
4.60%, 08/08/23(a)	500	530,000
5.13%, 08/08/25	500	549,375
5.40%, 08/08/28	1,750	1,972,075
Starbucks Corp.:
2.20%, 11/22/20(a)	3,000	3,004,434
3.10%, 03/01/23(a)	3,000	3,097,047
3.85%, 10/01/23(a)	250	265,580
4.00%, 11/15/28	500	556,234
3.55%, 08/15/29(a)	1,250	1,348,361
3.75%, 12/01/47(a)	1,000	1,030,268

		32,437,296

Household Durables — 0.0%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	204,966
Mohawk Industries, Inc., 3.85%, 02/01/23(a)	125	130,426
Newell Brands, Inc.:
3.85%, 04/01/23	1,000	1,029,400
4.20%, 04/01/26	1,550	1,621,668
5.38%, 04/01/36	270	287,902

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Whirlpool Corp.:
5.15%, 03/01/43	$200	$217,274
4.50%, 06/01/46(a)	250	259,562

		3,751,198

Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22(a)	50	51,269
3.50%, 12/15/24	250	265,871
Kimberly-Clark Corp.:
2.65%, 03/01/25(a)	85	86,629
2.75%, 02/15/26	500	514,907
5.30%, 03/01/41(a)	250	333,996
3.20%, 07/30/46(a)	210	216,346
3.90%, 05/04/47	750	862,250

		2,331,268

Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21	500	497,493
2.00%, 06/26/22(a)	500	504,501
1.75%, 02/14/23(a)	500	498,362
2.00%, 02/14/25(a)	1,000	993,746
3.00%, 08/07/25(a)	250	262,263
2.88%, 10/15/27	750	779,315
2.38%, 08/26/29(a)	985	979,742
3.13%, 09/19/46(a)	250	243,489
4.00%, 09/14/48(a)	1,000	1,124,125
3.25%, 08/26/49	430	431,279
Crane Co., 4.45%, 12/15/23(a)	125	131,971
Dover Corp., 3.15%, 11/15/25(a)	250	254,059
General Electric Co.:
5.30%, 02/11/21	1,000	1,033,207
4.63%, 01/07/21	72	73,831
4.65%, 10/17/21(a)	201	209,085
2.70%, 10/09/22(a)	1,000	1,002,802
3.10%, 01/09/23	1,500	1,519,828
3.45%, 05/15/24(a)	4,086	4,196,152
6.75%, 03/15/32	394	495,462
5.88%, 01/14/38(a)	2,215	2,663,278
6.88%, 01/10/39(a)	322	425,986
4.13%, 10/09/42(a)	133	133,083
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 02/21/48	500	555,817
Koninklijke Philips NV, 5.00%, 03/15/42(a)	250	304,643
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	42,416

		19,355,935

Insurance — 0.8%
Aflac, Inc.:
3.63%, 06/15/23(a)	250	263,281
3.63%, 11/15/24	250	266,149
2.88%, 10/15/26(a)	750	765,309
4.75%, 01/15/49	1,000	1,261,285

Security	Par (000)	Value

Insurance (continued)
Alleghany Corp., 4.95%, 06/27/22	$550	$585,694
Allstate Corp.(a):
3.15%, 06/15/23	250	259,597
3.28%, 12/15/26	750	799,186
4.50%, 06/15/43	150	180,254
4.20%, 12/15/46	1,250	1,451,682
American Financial Group, Inc., 4.50%, 06/15/47(a)	750	814,575
American International Group, Inc.:
6.40%, 12/15/20	1,000	1,050,828
3.30%, 03/01/21(a)	2,000	2,030,853
4.88%, 06/01/22(a)	250	267,177
4.13%, 02/15/24(a)	250	267,463
3.75%, 07/10/25(a)	750	792,426
3.90%, 04/01/26(a)	1,000	1,065,361
3.88%, 01/15/35(a)	500	524,828
4.70%, 07/10/35(a)	500	569,640
4.50%, 07/16/44(a)	250	278,538
4.80%, 07/10/45	2,000	2,325,389
4.75%, 04/01/48(a)	1,000	1,167,856
Aon Corp., 4.50%, 12/15/28(a)	1,000	1,128,658
Aon PLC:
2.80%, 03/15/21(a)	250	251,861
3.50%, 06/14/24	1,000	1,054,849
3.88%, 12/15/25(a)	600	644,952
4.60%, 06/14/44	250	287,080
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,093,435
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	156,148
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	120,976
AXA Equitable Holdings, Inc.(a):
4.35%, 04/20/28	1,000	1,065,683
5.00%, 04/20/48	500	538,956
AXA SA, 8.60%, 12/15/30	550	794,750
Berkshire Hathaway Finance Corp.:
4.25%, 01/15/21(a)	250	257,464
3.00%, 05/15/22(a)	750	771,754
4.40%, 05/15/42	100	119,280
4.30%, 05/15/43(a)	250	294,577
4.20%, 08/15/48	750	879,182
4.25%, 01/15/49	1,000	1,183,884
Berkshire Hathaway, Inc.(a):
2.20%, 03/15/21	500	502,596
3.00%, 02/11/23	1,000	1,036,044
2.75%, 03/15/23	1,000	1,025,130
3.13%, 03/15/26	1,400	1,477,384
4.50%, 02/11/43	1,100	1,338,727

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	$2,500	$2,468,782
Chubb Corp.:
6.00%, 05/11/37(a)	50	69,874
Series 1, 6.50%, 05/15/38	100	147,702
Chubb INA Holdings, Inc.:
2.88%, 11/03/22(a)	1,000	1,025,044
3.35%, 05/15/24	500	528,468
3.35%, 05/03/26(a)	795	849,043
4.15%, 03/13/43(a)	150	177,071
CNA Financial Corp.(a):
5.75%, 08/15/21	100	106,211
4.50%, 03/01/26	350	382,132
First American Financial Corp., 4.60%, 11/15/24(a)	200	213,655
Hartford Financial Services Group, Inc.:
2.80%, 08/19/29(a)	500	498,272
6.10%, 10/01/41	100	136,115
3.60%, 08/19/49	1,335	1,343,463
Lincoln National Corp.:
4.20%, 03/15/22(a)	1,350	1,413,825
4.00%, 09/01/23	200	211,857
3.35%, 03/09/25(a)	65	67,632
3.80%, 03/01/28	1,500	1,585,972
6.30%, 10/09/37	250	328,325
4.35%, 03/01/48(a)	200	217,447
Loews Corp.:
2.63%, 05/15/23	250	253,734
3.75%, 04/01/26(a)	500	535,273
Manulife Financial Corp.(a):
4.15%, 03/04/26	500	551,575
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(c)	500	520,593
Markel Corp.:
3.35%, 09/17/29	475	479,913
4.30%, 11/01/47(a)	750	778,920
4.15%, 09/17/50	500	506,557
Marsh & McLennan Cos., Inc.:
4.80%, 07/15/21(a)	50	51,929
2.75%, 01/30/22(a)	1,000	1,015,088
3.30%, 03/14/23	500	516,787
3.50%, 06/03/24	1,000	1,054,644
3.75%, 03/14/26(a)	1,000	1,075,883
4.38%, 03/15/29(a)	1,000	1,130,996
4.90%, 03/15/49(a)	1,000	1,252,700
MetLife, Inc.:
3.00%, 03/01/25(a)	650	675,374
6.38%, 06/15/34	500	702,879
5.88%, 02/06/41(a)	2,000	2,725,396
4.13%, 08/13/42(a)	300	334,190
4.88%, 11/13/43	250	310,090
4.05%, 03/01/45(a)	250	279,501
4.60%, 05/13/46(a)	500	605,388

Security	Par (000)	Value

Insurance (continued)
Old Republic International Corp., 4.88%, 10/01/24	$250	$273,782
Principal Financial Group, Inc.:
3.40%, 05/15/25	250	261,655
3.10%, 11/15/26	1,000	1,031,679
3.70%, 05/15/29(a)	135	145,395
4.63%, 09/15/42	50	58,886
4.30%, 11/15/46	250	284,782
Progressive Corp.:
3.75%, 08/23/21	1,050	1,084,749
2.45%, 01/15/27(a)	500	501,950
4.35%, 04/25/44	100	118,421
3.70%, 01/26/45	200	217,019
4.20%, 03/15/48(a)	500	589,662
Prudential Financial, Inc.:
3.50%, 05/15/24(a)	1,000	1,064,248
3.88%, 03/27/28(a)	951	1,044,573
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(a)(c)	350	365,488
4.60%, 05/15/44(a)	250	291,744
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(c)	1,000	1,108,400
3.94%, 12/07/49(a)	908	980,286
4.35%, 02/25/50	1,000	1,146,046
3.70%, 03/13/51	1,250	1,294,161
Reinsurance Group of America, Inc., 3.90%, 05/15/29(a)	475	505,404
Travelers Cos., Inc.:
3.90%, 11/01/20	250	254,957
6.75%, 06/20/36(a)	250	365,332
4.60%, 08/01/43	850	1,045,157
4.30%, 08/25/45	250	296,339
4.00%, 05/30/47	250	286,478
4.05%, 03/07/48(a)	2,000	2,303,047
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	139,489
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	500	542,222
Unum Group:
4.00%, 06/15/29(a)	1,000	1,039,444
5.75%, 08/15/42(a)	250	293,678
4.50%, 12/15/49	250	241,158
Voya Financial, Inc.:
3.65%, 06/15/26	350	366,804
5.70%, 07/15/43	500	640,105
Willis North America, Inc.:
4.50%, 09/15/28(a)	1,500	1,662,569
3.88%, 09/15/49	80	78,241
WR Berkley Corp., 4.63%, 03/15/22(a)	200	211,331
XLIT Ltd., 5.50%, 03/31/45(a)	250	315,830

		82,589,552

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	$25	$25,682
3.38%, 02/25/24(a)	500	532,648
2.00%, 08/15/26(a)	500	501,423
Baidu, Inc.(a):
4.13%, 06/30/25	1,000	1,062,500
4.88%, 11/14/28	2,000	2,249,333
Booking Holdings, Inc., 2.75%, 03/15/23(a)	500	511,851
eBay, Inc.:
3.25%, 10/15/20(a)	50	50,464
3.80%, 03/09/22	640	661,904
2.60%, 07/15/22(a)	50	50,388
3.60%, 06/05/27(a)	1,000	1,041,526

		6,687,719

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21(a)	475	482,092
3.60%, 11/28/24(a)	2,500	2,620,250
3.40%, 12/06/27	1,000	1,036,590
4.50%, 11/28/34(a)	250	283,837
4.00%, 12/06/37(a)	1,000	1,084,050
4.20%, 12/06/47(a)	1,300	1,462,906
Amazon.com, Inc.:
2.40%, 02/22/23(a)	500	508,202
2.80%, 08/22/24(a)	1,500	1,559,750
3.15%, 08/22/27(a)	2,750	2,921,366
4.80%, 12/05/34(a)	600	750,690
3.88%, 08/22/37(a)	1,000	1,150,527
4.05%, 08/22/47(a)	2,000	2,402,828
4.25%, 08/22/57	1,000	1,243,085
Expedia Group, Inc.:
4.50%, 08/15/24	250	271,080
3.80%, 02/15/28(a)	750	784,930
3.25%, 02/15/30(b)	325	324,073

		18,886,256

IT Services — 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26(a)	270	279,823
DXC Technology Co., 4.75%, 04/15/27(a)	1,000	1,045,929
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,000	1,013,333
3.50%, 04/15/23	25	26,075
5.00%, 10/15/25(a)	500	568,176
3.00%, 08/15/26(a)	750	772,237
Series 10Y, 4.25%, 05/15/28	1,000	1,115,432
Series 30Y, 4.75%, 05/15/48	500	617,674

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc.(a):
2.75%, 07/01/24	$120	$122,085
4.20%, 10/01/28	2,000	2,212,401
3.50%, 07/01/29	1,645	1,730,733
4.40%, 07/01/49	580	647,175
Global Payments, Inc.:
3.20%, 08/15/29	250	253,523
4.15%, 08/15/49	105	110,788
IBM Credit LLC, 3.00%, 02/06/23(a)	500	514,345
International Business Machines Corp.:
2.25%, 02/19/21(a)	1,000	1,004,524
2.90%, 11/01/21(a)	100	101,921
2.50%, 01/27/22(a)	600	606,697
2.85%, 05/13/22	250	255,256
2.88%, 11/09/22(a)	3,400	3,485,840
3.63%, 02/12/24(a)	775	821,890
3.45%, 02/19/26	250	265,656
3.30%, 01/27/27(a)	1,000	1,057,217
3.50%, 05/15/29(a)	5,000	5,366,123
5.88%, 11/29/32(a)	250	332,449
4.00%, 06/20/42(a)	850	937,172
4.70%, 02/19/46(a)	250	303,581
4.25%, 05/15/49(a)	1,425	1,639,338
PayPal Holdings, Inc.:
2.40%, 10/01/24	170	170,922
2.85%, 10/01/29	335	337,084
Verisk Analytics, Inc., 4.00%, 06/15/25	250	269,132
Western Union Co., 6.20%, 11/17/36(a)	25	28,449

		28,012,980

Leisure Products — 0.0%
Hasbro, Inc.(a):
3.50%, 09/15/27	250	255,861
6.35%, 03/15/40	500	592,639
5.10%, 05/15/44	60	61,887

		910,387

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.88%, 07/15/23(a)	200	210,187
2.75%, 09/15/29	645	637,893
PerkinElmer, Inc., 3.30%, 09/15/29	1,000	999,667
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21	4,000	4,100,755
3.30%, 02/15/22(a)	305	314,739
4.15%, 02/01/24(a)	250	268,387
3.65%, 12/15/25(a)	500	536,347
3.20%, 08/15/27(a)	500	522,691
2.60%, 10/01/29(e)	970	966,234
4.10%, 08/15/47	500	563,620

		9,120,520

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 05/27/21(a)	$50	$51,543
3.40%, 05/15/24(a)	500	528,924
2.60%, 09/19/29	70	70,702
5.20%, 05/27/41	600	789,572
3.80%, 08/15/42(a)	1,450	1,627,674
3.25%, 09/19/49	1,000	1,039,757
CNH Industrial NV, 4.50%, 08/15/23(a)	3,000	3,178,830
Cummins, Inc., 3.65%, 10/01/23(a)	250	264,700
Deere & Co.:
3.90%, 06/09/42(a)	550	633,750
2.88%, 09/07/49	385	377,376
Flowserve Corp., 3.50%, 09/15/22(a)	100	101,709
Fortive Corp., 3.15%, 06/15/26(a)	500	507,614
Illinois Tool Works, Inc.:
2.65%, 11/15/26(a)	3,000	3,103,746
4.88%, 09/15/41	50	64,403
3.90%, 09/01/42(a)	75	87,516
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	521,964
4.65%, 11/01/44	30	34,157
4.50%, 03/21/49(a)	500	571,094
Parker-Hannifin Corp.:
3.25%, 06/14/29(a)	2,000	2,083,582
4.20%, 11/21/34	250	281,342
4.10%, 03/01/47(a)	500	557,179
Stanley Black & Decker, Inc.(a):
2.90%, 11/01/22	150	153,712
4.25%, 11/15/28	1,000	1,137,896
4.85%, 11/15/48	250	312,983
Valmont Industries, Inc., 5.00%, 10/01/44(a)	1,000	1,053,248
Wabtec Corp.(a):
4.40%, 03/15/24	500	532,514
4.95%, 09/15/28	500	551,341
Xylem, Inc., 4.38%, 11/01/46(a)	500	553,492

		20,772,320

Media — 1.0%
Bell Canada, Inc.:
4.46%, 04/01/48	310	362,946
4.30%, 07/29/49(a)	265	303,825
CBS Corp.:
3.70%, 08/15/24	1,000	1,046,005
3.50%, 01/15/25(a)	500	519,860
4.00%, 01/15/26(a)	1,500	1,598,903

Security	Par (000)	Value

Media (continued)
3.38%, 02/15/28(a)	$500	$509,685
3.70%, 06/01/28	500	521,147
4.85%, 07/01/42	325	360,857
4.90%, 08/15/44	1,000	1,123,435
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	1,000	1,052,821
4.50%, 02/01/24	4,000	4,297,293
4.91%, 07/23/25(a)	1,930	2,117,124
3.75%, 02/15/28(a)	1,000	1,025,192
5.05%, 03/30/29	1,750	1,957,850
6.38%, 10/23/35(a)	250	302,709
5.38%, 04/01/38(a)	1,000	1,117,033
6.48%, 10/23/45	1,000	1,216,827
5.38%, 05/01/47(a)	500	544,784
5.75%, 04/01/48(a)	1,000	1,139,993
5.13%, 07/01/49(a)	1,000	1,064,404
6.83%, 10/23/55(a)	250	315,881
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,843
2.90%, 04/01/22(a)	250	255,465
3.70%, 04/01/27	500	545,201
Comcast Corp.:
3.45%, 10/01/21(a)	3,000	3,089,507
2.75%, 03/01/23(a)	750	768,546
3.00%, 02/01/24(a)	1,500	1,553,254
3.60%, 03/01/24	250	265,108
3.70%, 04/15/24	1,000	1,066,314
3.38%, 08/15/25(a)	500	528,750
3.95%, 10/15/25	2,000	2,176,920
3.15%, 03/01/26(a)	750	785,313
2.35%, 01/15/27	1,850	1,842,156
3.30%, 02/01/27(a)	1,000	1,056,407
3.15%, 02/15/28(a)	250	260,567
3.55%, 05/01/28(a)	1,000	1,074,252
4.15%, 10/15/28	1,220	1,368,506
4.25%, 10/15/30	1,000	1,137,493
4.25%, 01/15/33	650	747,548
4.20%, 08/15/34(a)	2,235	2,554,287
4.40%, 08/15/35	250	291,203
3.20%, 07/15/36	500	511,539
3.90%, 03/01/38	500	552,132
4.60%, 10/15/38	3,000	3,583,801
4.65%, 07/15/42(a)	1,150	1,372,336
4.75%, 03/01/44(a)	250	303,530
4.60%, 08/15/45	500	599,505
3.40%, 07/15/46(a)	500	511,310
4.00%, 08/15/47(a)	500	550,144
3.97%, 11/01/47(a)	1,500	1,647,321
4.00%, 03/01/48	500	553,080
4.70%, 10/15/48(a)	2,000	2,448,886

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49(a)	$1,255	$1,393,818
4.05%, 11/01/52	194	216,369
4.95%, 10/15/58	1,000	1,270,956
Discovery Communications LLC:
4.38%, 06/15/21(a)	50	51,698
2.95%, 03/20/23(a)	1,000	1,015,989
3.25%, 04/01/23	50	51,306
3.90%, 11/15/24(a)	250	262,816
3.45%, 03/15/25(a)	1,000	1,022,962
4.90%, 03/11/26(a)	330	366,753
3.95%, 03/20/28(a)	1,220	1,266,377
5.00%, 09/20/37(a)	500	537,501
4.95%, 05/15/42	50	52,526
4.88%, 04/01/43	150	156,077
5.20%, 09/20/47(a)	1,445	1,580,037
Fox Corp.(b):
4.03%, 01/25/24	2,000	2,126,538
4.71%, 01/25/29(a)	1,000	1,142,241
5.48%, 01/25/39(a)	1,000	1,225,676
5.58%, 01/25/49(a)	500	632,723
Grupo Televisa SAB:
4.63%, 01/30/26(a)	2,000	2,143,125
6.63%, 01/15/40	250	312,155
5.00%, 05/13/45(a)	200	212,140
6.13%, 01/31/46(a)	250	303,585
5.25%, 05/24/49	500	558,000
Interpublic Group of Cos., Inc.:
3.75%, 10/01/21(a)	1,000	1,025,162
4.20%, 04/15/24	250	268,119
NBCUniversal Media LLC:
4.38%, 04/01/21	600	621,177
2.88%, 01/15/23	250	256,730
5.95%, 04/01/41(a)	250	343,963
4.45%, 01/15/43(a)	250	289,831
Omnicom Group, Inc/Omnicom Capital, Inc.(a):
3.63%, 05/01/22	125	129,509
3.65%, 11/01/24	70	73,640
3.60%, 04/15/26	500	527,074
RELX Capital, Inc., 3.50%, 03/16/23	300	310,796
TCI Communications, Inc., 7.88%, 02/15/26	250	326,809
TELUS Corp.:
4.60%, 11/16/48	200	235,385
4.30%, 06/15/49(a)	500	568,151
Thomson Reuters Corp.(a):
4.30%, 11/23/23	250	266,569
3.35%, 05/15/26	140	144,250
5.65%, 11/23/43	2,000	2,392,633
Time Warner Cable LLC:
4.13%, 02/15/21	100	101,801
4.00%, 09/01/21(a)	300	306,935

Security	Par (000)	Value

Media (continued)
6.55%, 05/01/37(a)	$650	$780,332
6.75%, 06/15/39	2,050	2,505,990
5.88%, 11/15/40(a)	250	279,596
5.50%, 09/01/41(a)	250	269,200
4.50%, 09/15/42(a)	1,225	1,205,458
TWDC Enterprises 18 Corp.:
2.30%, 02/12/21	500	503,419
3.75%, 06/01/21	50	51,587
2.35%, 12/01/22(a)	1,300	1,318,699
3.15%, 09/17/25(a)	165	175,520
3.00%, 02/13/26	200	210,645
1.85%, 07/30/26(a)	1,000	986,464
2.95%, 06/15/27(a)	750	798,432
4.13%, 06/01/44	500	603,892
3.00%, 07/30/46(a)	75	75,838
Series E, 4.13%, 12/01/41	250	294,104
Viacom, Inc.:
4.25%, 09/01/23	1,250	1,325,527
6.88%, 04/30/36	250	326,802
4.38%, 03/15/43(a)	1,070	1,103,564
5.85%, 09/01/43	100	122,654
5.25%, 04/01/44	250	281,522
Walt Disney Co.:
4.50%, 02/15/21(b)	1,100	1,138,731
1.65%, 09/01/22	230	229,483
3.00%, 09/15/22(a)(b)	150	154,677
1.75%, 08/30/24	500	495,073
3.70%, 09/15/24(b)	500	536,793
3.70%, 10/15/25(b)	830	893,269
3.38%, 11/15/26(b)	1,500	1,604,313
2.00%, 09/01/29	500	486,975
6.20%, 12/15/34(b)	350	497,902
6.40%, 12/15/35(a)(b)	764	1,100,694
6.65%, 11/15/37(a)(b)	250	375,716
4.75%, 09/15/44(a)(b)	500	647,746
4.95%, 10/15/45(a)(b)	15	20,124
4.75%, 11/15/46(b)	1,500	1,968,667
2.75%, 09/01/49(a)	500	479,865
WPP Finance 2010:
4.75%, 11/21/21	100	104,706
3.63%, 09/07/22(a)	1,500	1,547,284
3.75%, 09/19/24(a)	250	259,809

		108,375,772

Metal Fabricating — 0.0%
Timken Co., 4.50%, 12/15/28	500	536,320

Metals & Mining — 0.3%
ArcelorMittal:
3.60%, 07/16/24(a)	1,000	1,010,184
6.13%, 06/01/25(a)	1,000	1,125,278
4.25%, 07/16/29(a)	1,000	1,016,651
7.00%, 10/15/39	375	454,167

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Barrick Gold Corp., 5.25%, 04/01/42(a)	$950	$1,152,569
Barrick North America Finance LLC:
5.70%, 05/30/41	250	314,194
5.75%, 05/01/43(a)	250	327,334
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,275,086
5.00%, 09/30/43(a)	1,850	2,388,420
Newmont Goldcorp Corp.:
3.63%, 06/09/21(a)	250	254,655
3.50%, 03/15/22(a)	1,950	2,000,708
3.70%, 03/15/23	500	520,434
2.80%, 10/01/29	80	79,062
4.88%, 03/15/42(a)	1,300	1,532,924
Nucor Corp.:
3.95%, 05/01/28	1,000	1,091,214
5.20%, 08/01/43(a)	250	311,944
4.40%, 05/01/48(a)	500	575,298
Precision Castparts Corp.:
2.50%, 01/15/23(a)	150	152,607
4.20%, 06/15/35	250	278,734
Reliance Steel & Aluminum Co., 4.50%, 04/15/23(a)	25	26,410
Rio Tinto Finance USA Ltd.(a):
3.75%, 06/15/25	3,500	3,759,916
5.20%, 11/02/40	350	454,951
Rio Tinto Finance USA PLC(a):
4.75%, 03/22/42	100	124,547
4.13%, 08/21/42	500	580,590
Southern Copper Corp.:
3.50%, 11/08/22	1,000	1,024,375
3.88%, 04/23/25	2,750	2,875,469
6.75%, 04/16/40(a)	1,350	1,750,359
5.88%, 04/23/45	615	745,880
Teck Resources Ltd., 5.40%, 02/01/43	2,000	2,048,648
Vale Overseas Ltd.:
6.25%, 08/10/26	2,000	2,302,500
6.88%, 11/10/39	1,250	1,591,016

		33,146,124

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	327,923
CenterPoint Energy, Inc.:
2.50%, 09/01/24	425	424,872
4.25%, 11/01/28(a)	2,000	2,197,036
2.95%, 03/01/30	1,000	996,305
3.70%, 09/01/49	250	252,336
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20(a)	750	755,187
3.60%, 12/15/24	250	264,396
ONE Gas, Inc., 4.66%, 02/01/44	250	304,937

Security	Par (000)	Value

Multi-Utilities (continued)
San Diego Gas & Electric Co.:
3.60%, 09/01/23(a)	$250	$262,170
4.30%, 04/01/42	100	111,117
4.15%, 05/15/48	1,000	1,138,663
Washington Gas Light Co., 3.65%, 09/15/49	500	511,500

		7,546,442

Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	102,847
Nordstrom, Inc.(a):
4.00%, 10/15/21	100	102,756
5.00%, 01/15/44	500	464,444
O’Reilly Automotive, Inc.:
4.35%, 06/01/28	1,000	1,117,495
3.90%, 06/01/29(a)	1,000	1,093,395
Target Corp.(a):
2.90%, 01/15/22	150	154,084
2.50%, 04/15/26	250	254,868
3.38%, 04/15/29	1,000	1,077,196
4.00%, 07/01/42	350	403,322
3.63%, 04/15/46	850	931,299
3.90%, 11/15/47	500	573,552

		6,275,258

Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22(a)	2,000	2,028,013

Oil, Gas & Consumable Fuels — 2.5%
Apache Corp.:
3.25%, 04/15/22(a)	756	769,632
4.38%, 10/15/28(a)	2,000	2,048,152
4.25%, 01/15/30(a)	750	762,459
5.10%, 09/01/40	250	249,146
5.25%, 02/01/42	250	254,955
4.75%, 04/15/43	250	239,524
4.25%, 01/15/44(a)	600	534,307
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	202,776
BP Capital Markets America, Inc.:
4.74%, 03/11/21	550	572,025
2.11%, 09/16/21	500	500,635
3.25%, 05/06/22(a)	100	102,968
2.52%, 09/19/22(a)	1,000	1,012,028
2.75%, 05/10/23(a)	350	357,316
3.22%, 11/28/23	1,000	1,038,664
3.41%, 02/11/26(a)	2,000	2,110,805
3.12%, 05/04/26(a)	350	364,911
3.02%, 01/16/27	500	516,609
3.94%, 09/21/28(a)	500	554,086
4.23%, 11/06/28(a)	1,000	1,129,504
BP Capital Markets PLC(a):
3.56%, 11/01/21	3,000	3,089,067
3.06%, 03/17/22	210	214,953
3.99%, 09/26/23	250	267,131
3.28%, 09/19/27	500	526,254

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP:
4.15%, 07/01/23(a)	$250	$249,716
3.95%, 12/01/26(a)	500	440,219
5.85%, 11/15/43	500	423,359
Canadian Natural Resources Ltd.:
3.45%, 11/15/21(a)	1,100	1,122,743
2.95%, 01/15/23(a)	1,000	1,017,517
3.80%, 04/15/24(a)	1,250	1,309,082
3.90%, 02/01/25	250	263,494
3.85%, 06/01/27(a)	250	263,176
6.25%, 03/15/38(a)	300	382,171
4.95%, 06/01/47(a)	1,500	1,779,831
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	1,039,681
5.25%, 06/15/37	500	544,551
6.75%, 11/15/39(a)	500	611,304
5.40%, 06/15/47(a)	500	562,913
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	1,500	1,653,750
Chevron Corp.:
2.42%, 11/17/20	2,000	2,010,757
2.10%, 05/16/21(a)	3,000	3,011,583
2.41%, 03/03/22	145	146,675
3.33%, 11/17/25(a)	500	536,292
2.95%, 05/16/26(a)	1,250	1,307,154
Cimarex Energy Co., 4.38%, 03/15/29	1,000	1,052,404
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,322,344
CNOOC Finance 2015 USA LLC:
3.50%, 05/05/25	500	522,187
4.38%, 05/02/28(a)	2,000	2,228,750
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,871,406
4.88%, 04/30/44	500	629,687
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	269,447
Concho Resources, Inc.:
3.75%, 10/01/27(a)	1,000	1,039,362
4.88%, 10/01/47	500	571,726
ConocoPhillips, 6.50%, 02/01/39	1,400	2,024,834
ConocoPhillips Co.(a):
4.95%, 03/15/26	1,000	1,152,870
4.30%, 11/15/44	500	582,529
5.95%, 03/15/46	750	1,077,461
ConocoPhillips Holding Co., 6.95%, 04/15/29(a)	100	136,312
Continental Resources, Inc., 4.38%, 01/15/28(a)	1,000	1,032,781
Devon Energy Corp.:
5.85%, 12/15/25(a)	250	297,150

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.60%, 07/15/41(a)	$500	$606,876
4.75%, 05/15/42	350	384,415
5.00%, 06/15/45	500	578,163
Ecopetrol SA:
5.88%, 09/18/23	350	389,725
4.13%, 01/16/25(a)	1,000	1,049,100
5.38%, 06/26/26(a)	500	561,300
5.88%, 05/28/45(a)	2,250	2,628,281
Enable Midstream Partners LP(a):
4.95%, 05/15/28	1,000	1,038,581
5.00%, 05/15/44	500	458,849
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	102,999
5.88%, 10/15/25(a)	1,500	1,746,424
7.38%, 10/15/45	800	1,184,525
Enbridge, Inc.:
3.50%, 06/10/24(a)	65	67,884
4.25%, 12/01/26(a)	1,000	1,093,891
3.70%, 07/15/27(a)	1,000	1,061,138
4.50%, 06/10/44	250	274,095
Encana Corp.:
3.90%, 11/15/21(a)	1,250	1,280,557
7.20%, 11/01/31(a)	1,000	1,272,965
7.38%, 11/01/31	250	315,718
6.50%, 02/01/38	250	301,104
Energy Transfer Operating LP:
5.20%, 02/01/22(a)	250	263,825
3.60%, 02/01/23(a)	150	154,086
4.90%, 02/01/24	250	269,253
4.75%, 01/15/26(a)	1,000	1,084,154
4.20%, 04/15/27(a)	1,000	1,053,511
4.90%, 03/15/35(a)	250	258,238
5.15%, 02/01/43(a)	500	519,912
5.95%, 10/01/43	150	169,766
5.15%, 03/15/45(a)	2,000	2,099,198
6.13%, 12/15/45(a)	250	293,298
5.30%, 04/15/47(a)	250	268,913
6.25%, 04/15/49(a)	1,500	1,821,645
Series 30Y, 6.00%, 06/15/48(a)	500	590,723
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22(a)	500	534,757
Enterprise Products Operating LLC:
2.80%, 02/15/21(a)	500	504,761
3.90%, 02/15/24(a)	125	133,061
3.75%, 02/15/25	790	841,713
3.70%, 02/15/26(a)	960	1,020,368
3.95%, 02/15/27(a)	3,000	3,258,696
3.13%, 07/31/29(a)	2,655	2,718,715
5.95%, 02/01/41(a)	150	191,869
4.45%, 02/15/43(a)	325	355,330
4.85%, 03/15/44(a)	200	229,615

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.10%, 02/15/45	$250	$294,331
4.90%, 05/15/46(a)	350	411,326
4.25%, 02/15/48(a)	1,000	1,080,714
4.80%, 02/01/49(a)	1,000	1,164,371
4.20%, 01/31/50(a)	620	663,063
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(a)(c)	1,000	965,029
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)(c)	750	743,598
EOG Resources, Inc.(a):
3.15%, 04/01/25	80	83,891
5.10%, 01/15/36	250	301,695
EQT Corp.(a):
4.88%, 11/15/21	50	51,293
3.00%, 10/01/22	1,000	962,652
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28(a)	1,000	1,000,118
Equinor ASA:
2.75%, 11/10/21(a)	500	507,031
2.65%, 01/15/24(a)	1,500	1,540,645
3.70%, 03/01/24(a)	250	267,599
3.25%, 11/10/24(a)	500	529,390
5.10%, 08/17/40(a)	1,100	1,419,090
4.25%, 11/23/41	300	351,004
Exxon Mobil Corp.(a):
2.22%, 03/01/21	750	753,928
2.40%, 03/06/22	500	507,623
1.90%, 08/16/22	270	271,175
2.73%, 03/01/23	1,000	1,027,420
3.18%, 03/15/24	250	263,008
2.02%, 08/16/24	500	503,244
2.71%, 03/06/25	1,250	1,290,822
3.04%, 03/01/26	620	649,683
2.28%, 08/16/26	500	503,906
2.44%, 08/16/29	500	503,200
3.00%, 08/16/39	500	500,084
4.11%, 03/01/46	1,000	1,183,772
3.10%, 08/16/49	1,500	1,505,941
Hess Corp.:
4.30%, 04/01/27	1,500	1,567,645
5.60%, 02/15/41(a)	550	613,645
5.80%, 04/01/47	1,000	1,150,464
Husky Energy, Inc.:
3.95%, 04/15/22	150	154,742
4.00%, 04/15/24(a)	500	523,654
6.80%, 09/15/37	500	650,038
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	534,418
3.50%, 03/01/21	750	761,339
5.80%, 03/01/21	250	261,912
5.00%, 10/01/21(a)	200	209,176

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.95%, 09/01/22(a)	$225	$233,991
3.45%, 02/15/23(a)	500	515,133
4.15%, 02/01/24(a)	1,000	1,063,143
4.25%, 09/01/24(a)	155	166,199
5.80%, 03/15/35	1,000	1,174,384
6.50%, 02/01/37	100	124,205
6.95%, 01/15/38(a)	1,250	1,631,771
5.00%, 08/15/42	75	82,198
5.00%, 03/01/43	250	274,336
5.50%, 03/01/44(a)	250	288,295
5.40%, 09/01/44	250	286,268
Kinder Morgan, Inc.:
4.30%, 06/01/25(a)	410	443,260
4.30%, 03/01/28(a)	1,000	1,084,512
5.30%, 12/01/34(a)	250	287,107
5.55%, 06/01/45(a)	750	884,034
5.05%, 02/15/46	750	831,799
5.20%, 03/01/48(a)	1,250	1,440,415
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	511,930
4.25%, 09/15/46	250	265,628
4.85%, 02/01/49(a)	750	870,969
3.95%, 03/01/50	175	177,525
Marathon Oil Corp.(a):
2.80%, 11/01/22	400	402,482
3.85%, 06/01/25	250	259,930
4.40%, 07/15/27	1,000	1,066,357
5.20%, 06/01/45	250	281,557
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	155,921
3.63%, 09/15/24(a)	115	120,429
3.80%, 04/01/28(a)	1,000	1,041,977
4.75%, 09/15/44	250	268,677
5.85%, 12/15/45	250	284,409
4.50%, 04/01/48(a)	1,000	1,044,709
MPLX LP:
3.50%, 12/01/22(a)(b)	1,000	1,028,380
3.38%, 03/15/23(a)	2,000	2,053,079
4.50%, 07/15/23(a)	250	266,323
4.88%, 12/01/24	250	274,433
4.88%, 06/01/25	250	275,026
4.13%, 03/01/27	1,000	1,054,579
4.00%, 03/15/28(a)	1,000	1,042,574
4.50%, 04/15/38(a)	750	777,424
5.20%, 12/01/47(b)	500	545,198
4.70%, 04/15/48(a)	1,750	1,826,503
Nexen, Inc.:
7.88%, 03/15/32	900	1,335,375
6.40%, 05/15/37	400	564,875
Noble Energy, Inc.:
4.15%, 12/15/21	150	155,825

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.85%, 01/15/28(a)	$1,500	$1,556,651
5.25%, 11/15/43	500	556,904
4.95%, 08/15/47	500	545,735
4.20%, 10/15/49(e)	500	491,981
Occidental Petroleum Corp.:
2.70%, 08/15/22(a)	110	111,024
2.90%, 08/15/24(a)	500	503,742
3.50%, 06/15/25(a)	250	257,028
5.55%, 03/15/26	1,090	1,229,375
3.40%, 04/15/26(a)	390	396,068
3.00%, 02/15/27(a)	2,250	2,232,209
3.50%, 08/15/29(a)	225	228,195
6.45%, 09/15/36	350	432,983
4.30%, 08/15/39(a)	30	30,853
6.20%, 03/15/40	1,250	1,506,486
4.50%, 07/15/44	250	254,972
6.60%, 03/15/46	1,000	1,304,427
4.40%, 04/15/46(a)	250	254,639
4.20%, 03/15/48	1,250	1,238,610
4.40%, 08/15/49	500	513,953
Series 1, 4.10%, 02/01/21(a)	50	50,975
ONEOK Partners LP:
3.38%, 10/01/22(a)	500	512,181
4.90%, 03/15/25	250	274,913
6.13%, 02/01/41	300	365,461
ONEOK, Inc.:
2.75%, 09/01/24	430	432,177
4.55%, 07/15/28(a)	500	541,347
3.40%, 09/01/29	1,000	993,409
4.95%, 07/13/47(a)	1,000	1,084,155
4.45%, 09/01/49(a)	1,000	997,470
Petroleos Mexicanos:
6.63%, 06/15/35	250	244,625
5.50%, 01/21/21	350	359,975
6.38%, 02/04/21	1,400	1,461,250
4.88%, 01/24/22	280	289,240
5.38%, 03/13/22(a)	2,800	2,940,438
3.50%, 01/30/23	280	279,020
4.63%, 09/21/23(a)	1,050	1,079,794
4.88%, 01/18/24(a)	250	257,375
4.50%, 01/23/26	2,000	1,931,980
6.88%, 08/04/26(a)	500	537,500
6.50%, 03/13/27	1,750	1,817,977
5.35%, 02/12/28(a)	1,250	1,196,094
6.50%, 01/23/29(a)	2,000	2,027,950
6.84%, 01/23/30(b)	2,000	2,067,800
6.50%, 06/02/41	550	525,250
5.50%, 06/27/44	862	736,466
6.38%, 01/23/45	2,750	2,564,375
5.63%, 01/23/46(a)	550	468,050
6.75%, 09/21/47(a)	2,473	2,371,607
6.35%, 02/12/48(a)	2,000	1,831,613
7.69%, 01/23/50(b)	1,000	1,040,075

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66:
4.30%, 04/01/22(a)	$1,000	$1,054,485
4.65%, 11/15/34(a)	1,355	1,564,712
5.88%, 05/01/42	100	131,872
4.88%, 11/15/44(a)	1,250	1,484,969
Phillips 66 Partners LP:
2.45%, 12/15/24	255	253,962
3.15%, 12/15/29	370	364,623
4.90%, 10/01/46(a)	500	561,487
Pioneer Natural Resources Co., 3.95%, 07/15/22(a)	150	156,116
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22(a)	500	512,839
2.85%, 01/31/23	250	249,996
3.60%, 11/01/24(a)	750	767,877
4.50%, 12/15/26(a)	500	530,205
5.15%, 06/01/42	50	50,777
4.70%, 06/15/44	750	732,133
4.90%, 02/15/45	1,000	1,006,299
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	3,500	3,615,206
5.63%, 03/01/25(a)	1,000	1,122,838
5.00%, 03/15/27	1,000	1,102,618
4.20%, 03/15/28(a)	750	793,583
Shell International Finance BV:
2.25%, 11/10/20(a)	1,120	1,124,787
1.88%, 05/10/21(a)	250	250,025
1.75%, 09/12/21(a)	1,000	998,238
3.40%, 08/12/23(a)	2,000	2,107,227
3.25%, 05/11/25(a)	1,250	1,322,467
2.88%, 05/10/26(a)	500	520,333
2.50%, 09/12/26(a)	1,000	1,016,240
4.13%, 05/11/35	500	577,832
6.38%, 12/15/38(a)	300	438,524
5.50%, 03/25/40(a)	300	406,430
4.55%, 08/12/43	200	245,921
4.38%, 05/11/45(a)	2,500	3,020,918
4.00%, 05/10/46(a)	1,250	1,439,016
3.75%, 09/12/46(a)	900	998,182
Spectra Energy Partners LP:
4.75%, 03/15/24(a)	250	272,344
3.50%, 03/15/25	250	259,838
3.38%, 10/15/26	1,000	1,034,967
Suncor Energy, Inc.:
3.60%, 12/01/24(a)	1,165	1,228,788
6.50%, 06/15/38	500	688,514
6.85%, 06/01/39	250	360,423
4.00%, 11/15/47	1,500	1,611,529

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	$400	$421,136
4.00%, 10/01/27(a)	1,750	1,811,554
4.95%, 01/15/43(a)	250	253,242
5.30%, 04/01/44	100	105,638
5.35%, 05/15/45	250	268,238
5.40%, 10/01/47	500	545,554
TC PipeLines LP:
4.38%, 03/13/25	250	265,793
3.90%, 05/25/27(a)	105	109,469
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	1,150	1,181,795
Total Capital International SA:
2.75%, 06/19/21(a)	250	253,210
2.70%, 01/25/23(a)	500	510,309
3.75%, 04/10/24	1,000	1,071,183
3.46%, 02/19/29	3,000	3,239,015
3.46%, 07/12/49(a)	500	527,052
Total Capital SA, 4.25%, 12/15/21(a)	250	262,603
TransCanada PipeLines Ltd.:
2.50%, 08/01/22(a)	1,000	1,010,580
3.75%, 10/16/23(a)	500	527,146
4.88%, 01/15/26(a)	850	954,171
4.25%, 05/15/28(a)	750	829,083
4.63%, 03/01/34(a)	2,250	2,556,322
6.20%, 10/15/37	200	258,733
4.75%, 05/15/38(a)	250	285,205
7.25%, 08/15/38(a)	250	357,914
7.63%, 01/15/39(a)	250	370,662
5.00%, 10/16/43	150	173,117
4.88%, 05/15/48	750	867,720
5.10%, 03/15/49	500	612,762
Transcanada Trust(3 mo. LIBOR US + 4.15%), 5.50%, 09/15/79(c)	250	257,757
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26(a)	250	317,100
4.00%, 03/15/28	750	802,022
4.45%, 08/01/42	250	265,702
Valero Energy Corp.:
3.65%, 03/15/25(a)	1,500	1,587,145
3.40%, 09/15/26(a)	750	766,982
4.00%, 04/01/29	1,000	1,063,503
6.63%, 06/15/37(a)	300	388,190
4.90%, 03/15/45(a)	500	558,317
Western Midstream Operating LP:
4.00%, 07/01/22(a)	250	253,021
3.95%, 06/01/25(a)	750	724,951
4.65%, 07/01/26(a)	250	247,015
4.50%, 03/01/28	1,000	965,603
4.75%, 08/15/28	1,000	984,201

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.:
4.00%, 11/15/21(a)	$250	$256,291
3.60%, 03/15/22(a)	750	770,385
3.70%, 01/15/23(a)	3,000	3,102,397
4.30%, 03/04/24(a)	250	265,733
3.90%, 01/15/25(a)	250	261,819
4.00%, 09/15/25(a)	250	264,284
3.75%, 06/15/27(a)	750	774,665
6.30%, 04/15/40	250	306,256
5.75%, 06/24/44	1,000	1,153,998
4.90%, 01/15/45	500	528,392
5.10%, 09/15/45(a)	400	440,378
4.85%, 03/01/48(a)	500	534,945

		262,303,720

Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27(a)	1,000	1,078,819
Georgia-Pacific LLC, 8.88%, 05/15/31	525	831,752
International Paper Co.:
4.75%, 02/15/22(a)	460	485,120
3.65%, 06/15/24(a)	500	525,818
5.00%, 09/15/35(a)	250	290,737
7.30%, 11/15/39	250	338,621
4.80%, 06/15/44(a)	250	270,495
5.15%, 05/15/46	1,000	1,126,377
4.40%, 08/15/47(a)	500	520,424
4.35%, 08/15/48(a)	750	777,898
WestRock MWV LLC, 8.20%, 01/15/30	100	136,899

		6,382,960

Personal Products — 0.1%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	265,123
3.70%, 08/01/47(a)	750	879,783
Estee Lauder Cos., Inc.:
3.15%, 03/15/27	1,000	1,055,531
4.15%, 03/15/47(a)	250	297,389
Procter & Gamble Co.:
1.90%, 10/23/20(a)	2,500	2,502,315
2.30%, 02/06/22(a)	250	253,611
3.10%, 08/15/23(a)	500	524,963
2.85%, 08/11/27	500	528,577
3.50%, 10/25/47(a)	1,000	1,139,113
Unilever Capital Corp.:
4.25%, 02/10/21(a)	200	205,912
1.38%, 07/28/21(a)	3,000	2,966,158
3.13%, 03/22/23(a)	2,000	2,076,186
3.10%, 07/30/25	250	261,925
2.00%, 07/28/26(a)	750	743,198
2.13%, 09/06/29	1,000	983,384

		14,683,168

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.5%
Abbott Laboratories:
2.55%, 03/15/22(a)	$1,000	$1,010,438
3.88%, 09/15/25(a)	45	48,937
3.75%, 11/30/26(a)	1,417	1,543,741
4.75%, 11/30/36	2,500	3,056,791
5.30%, 05/27/40	500	641,296
4.75%, 04/15/43(a)	250	308,514
4.90%, 11/30/46	1,000	1,290,040
AbbVie, Inc.(a):
2.30%, 05/14/21	750	751,445
2.90%, 11/06/22	1,250	1,273,964
2.85%, 05/14/23	1,500	1,526,106
3.75%, 11/14/23	3,000	3,154,969
3.60%, 05/14/25	1,500	1,560,129
3.20%, 05/14/26	1,435	1,461,207
4.50%, 05/14/35	450	482,232
4.30%, 05/14/36	200	211,088
4.40%, 11/06/42	1,400	1,443,901
4.70%, 05/14/45	1,000	1,069,765
4.45%, 05/14/46	1,250	1,294,772
4.88%, 11/14/48	1,000	1,103,236
Allergan Finance LLC, 3.25%, 10/01/22(a)	3,150	3,217,315
Allergan Funding SCS:
3.45%, 03/15/22	1,155	1,183,622
3.80%, 03/15/25	750	785,347
4.55%, 03/15/35(a)	630	668,782
4.85%, 06/15/44	1,250	1,332,593
4.75%, 03/15/45	668	707,732
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	775,018
4.25%, 03/01/45(a)	250	252,822
4.30%, 12/15/47(a)	500	511,604
AstraZeneca PLC:
2.38%, 11/16/20(a)	500	502,369
2.38%, 06/12/22(a)	500	503,552
3.38%, 11/16/25(a)	1,700	1,787,537
3.13%, 06/12/27(a)	500	520,147
4.00%, 01/17/29(a)	1,500	1,668,983
6.45%, 09/15/37	100	141,114
4.38%, 11/16/45	650	763,627
4.38%, 08/17/48(a)	650	772,816
Bristol-Myers Squibb Co.:
2.00%, 08/01/22(a)	250	249,894
3.20%, 06/15/26(a)(b)	5,000	5,245,575
3.40%, 07/26/29(a)(b)	1,500	1,602,182
4.50%, 03/01/44(a)	250	296,718
4.25%, 10/26/49(b)	2,500	2,902,813

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health, Inc.:
3.50%, 11/15/24	$250	$257,263
3.41%, 06/15/27(a)	2,000	1,983,354
4.60%, 03/15/43	50	49,035
4.90%, 09/15/45	250	254,754
CVS Health Corp.:
3.35%, 03/09/21(a)	797	809,745
2.13%, 06/01/21	250	249,748
3.50%, 07/20/22(a)	500	516,361
3.70%, 03/09/23	2,000	2,081,876
4.00%, 12/05/23(a)	500	528,335
2.63%, 08/15/24(a)	225	226,000
4.10%, 03/25/25(a)	1,500	1,602,697
3.88%, 07/20/25(a)	443	468,721
2.88%, 06/01/26(a)	750	751,725
4.30%, 03/25/28	4,500	4,866,009
4.88%, 07/20/35	1,000	1,113,975
4.78%, 03/25/38(a)	2,000	2,190,367
5.13%, 07/20/45(a)	1,250	1,416,826
5.05%, 03/25/48(a)	4,750	5,390,912
Eli Lilly & Co.:
2.75%, 06/01/25	45	46,455
3.10%, 05/15/27(a)	750	788,666
3.88%, 03/15/39(a)	1,000	1,142,917
3.70%, 03/01/45	250	277,157
3.95%, 05/15/47(a)	1,000	1,153,037
3.95%, 03/15/49(a)	1,000	1,160,575
Express Scripts Holding Co.:
4.75%, 11/15/21	300	315,280
3.05%, 11/30/22(a)	3,000	3,064,794
3.00%, 07/15/23(a)	1,000	1,020,426
3.50%, 06/15/24(a)	1,250	1,305,339
4.50%, 02/25/26(a)	250	273,026
3.40%, 03/01/27(a)	750	774,805
4.80%, 07/15/46	250	279,866
GlaxoSmithKline Capital PLC(a):
2.85%, 05/08/22	3,650	3,726,363
3.38%, 06/01/29	1,000	1,072,982
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23(a)	1,500	1,538,711
3.38%, 05/15/23(a)	1,000	1,044,086
3.63%, 05/15/25(a)	1,500	1,609,981
3.88%, 05/15/28	1,000	1,103,593
5.38%, 04/15/34	250	321,338
6.38%, 05/15/38(a)	800	1,150,473
Johnson & Johnson:
1.95%, 11/10/20	1,000	1,000,452
1.65%, 03/01/21(a)	500	498,985
2.45%, 12/05/21	450	455,951
2.25%, 03/03/22(a)	250	252,936
2.05%, 03/01/23	750	755,051
2.45%, 03/01/26(a)	370	376,487
4.38%, 12/05/33	250	297,125

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.55%, 03/01/36(a)	$750	$823,797
3.63%, 03/03/37(a)	500	557,383
4.50%, 09/01/40(a)	100	123,632
4.50%, 12/05/43(a)	750	936,088
3.70%, 03/01/46	500	564,266
3.75%, 03/03/47(a)	2,000	2,282,665
3.50%, 01/15/48	750	824,868
Mead Johnson Nutrition Co., 4.60%, 06/01/44(a)	250	308,989
Merck & Co., Inc.:
3.88%, 01/15/21	250	255,130
2.35%, 02/10/22(a)	500	506,134
2.75%, 02/10/25(a)	3,570	3,696,941
3.90%, 03/07/39(a)	500	579,517
4.15%, 05/18/43(a)	250	300,585
3.70%, 02/10/45(a)	1,900	2,142,781
4.00%, 03/07/49(a)	1,000	1,188,337
Mylan NV:
3.95%, 06/15/26(a)	250	258,328
5.25%, 06/15/46	500	532,755
Mylan, Inc.:
4.20%, 11/29/23(a)	250	261,833
4.55%, 04/15/28(a)	800	849,103
5.20%, 04/15/48	550	582,233
Novartis Capital Corp.:
3.40%, 05/06/24(a)	650	690,831
3.00%, 11/20/25(a)	1,100	1,157,819
3.10%, 05/17/27(a)	2,500	2,656,655
4.40%, 05/06/44	750	927,741
Perrigo Finance Unlimited Co.:
3.90%, 12/15/24	250	256,290
4.38%, 03/15/26(a)	250	258,402
Pfizer, Inc.:
1.95%, 06/03/21	500	500,618
2.20%, 12/15/21(a)	3,000	3,016,521
5.80%, 08/12/23	500	566,989
2.75%, 06/03/26(a)	115	119,005
3.00%, 12/15/26(a)	1,750	1,842,424
3.45%, 03/15/29(a)	1,000	1,082,721
4.00%, 12/15/36(a)	500	572,415
3.90%, 03/15/39(a)	500	558,190
7.20%, 03/15/39(a)	2,250	3,528,184
4.30%, 06/15/43(a)	500	585,946
4.40%, 05/15/44	500	595,421
4.13%, 12/15/46	500	580,187
4.20%, 09/15/48	500	590,345
4.00%, 03/15/49(a)	500	577,157
Sanofi, 3.63%, 06/19/28(a)	2,000	2,214,532
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	509,725
3.20%, 09/23/26(a)	900	928,617

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.(a)(b):
4.00%, 11/26/21	$3,000	$3,105,261
4.40%, 11/26/23	1,000	1,076,971
5.00%, 11/26/28	1,000	1,170,595
Wyeth LLC:
6.50%, 02/01/34	500	696,168
5.95%, 04/01/37(a)	250	339,585
Zoetis, Inc.(a):
3.25%, 02/01/23	1,000	1,026,446
3.90%, 08/20/28	1,000	1,094,210
4.70%, 02/01/43	400	479,105
4.45%, 08/20/48	250	295,682

		152,365,416

Real Estate — 0.0%
CBRE Services, Inc.(a):
5.25%, 03/15/25	250	279,919
4.88%, 03/01/26	250	277,603
Highwoods Realty LP:
4.13%, 03/15/28	250	266,284
3.05%, 02/15/30	500	490,125
Prologis LP:
3.75%, 11/01/25(a)	45	49,011
4.38%, 09/15/48	100	123,730
Vornado Realty LP, 3.50%, 01/15/25	250	258,114

		1,744,786

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.75%, 04/01/24	50	53,321
3.65%, 09/01/25(a)	750	812,198
7.00%, 12/15/25	250	315,808
3.25%, 06/15/27	1,750	1,866,259
5.40%, 06/01/41	50	65,012
4.40%, 03/15/42	150	176,020
4.38%, 09/01/42(a)	250	290,879
4.45%, 03/15/43	200	237,540
5.15%, 09/01/43	250	319,970
4.90%, 04/01/44	500	629,495
4.55%, 09/01/44(a)	250	300,135
4.15%, 04/01/45(a)	500	575,247
3.90%, 08/01/46(a)	2,000	2,238,784
4.13%, 06/15/47(a)	250	289,706
4.05%, 06/15/48	1,000	1,147,178
4.15%, 12/15/48(a)	500	584,246
3.55%, 02/15/50(a)	125	132,421
Canadian National Railway Co.:
2.85%, 12/15/21(a)	1,000	1,013,820
2.95%, 11/21/24(a)	305	315,303
2.75%, 03/01/26(a)	560	576,200
3.50%, 11/15/42	100	103,712
3.65%, 02/03/48	1,500	1,665,038

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Canadian Pacific Railway Co.:
4.45%, 03/15/23	$500	$535,754
2.90%, 02/01/25	1,000	1,026,926
7.13%, 10/15/31	250	353,009
4.80%, 09/15/35(a)	250	298,305
5.75%, 01/15/42	25	33,233
4.80%, 08/01/45(a)	1,110	1,420,197
CSX Corp.:
3.70%, 10/30/20	100	101,224
3.35%, 11/01/25(a)	250	263,472
3.80%, 03/01/28(a)	3,500	3,813,513
2.40%, 02/15/30	500	489,747
4.75%, 05/30/42	100	116,913
4.30%, 03/01/48	750	844,445
4.50%, 03/15/49	1,000	1,175,795
3.35%, 09/15/49	215	210,041
3.95%, 05/01/50(a)	450	480,885
4.50%, 08/01/54	250	288,268
4.25%, 11/01/66(a)	750	795,545
Kansas City Southern:
3.13%, 06/01/26(a)	250	255,097
4.70%, 05/01/48	500	597,153
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,785,396
3.85%, 01/15/24(a)	1,000	1,065,665
3.15%, 06/01/27(a)	880	921,912
3.95%, 10/01/42(a)	100	108,026
4.45%, 06/15/45(a)	250	287,720
3.94%, 11/01/47(a)	225	244,293
4.15%, 02/28/48	250	282,062
4.10%, 05/15/49	500	577,092
4.05%, 08/15/52	1,000	1,092,747
Ryder System, Inc.:
3.40%, 03/01/23	500	516,553
2.50%, 09/01/24	285	286,026
Union Pacific Corp.:
4.16%, 07/15/22(a)	100	105,251
3.65%, 02/15/24(a)	1,000	1,058,007
3.25%, 08/15/25(a)	250	260,879
2.75%, 03/01/26(a)	1,000	1,015,634
3.95%, 09/10/28(a)	1,000	1,103,111
3.60%, 09/15/37(a)	1,250	1,317,632
4.38%, 09/10/38(a)	2,750	3,164,997
4.30%, 06/15/42	50	55,838
4.75%, 12/15/43	250	300,012
4.05%, 11/15/45	250	274,901
4.05%, 03/01/46(a)	140	154,009
4.50%, 09/10/48(a)	500	596,618
3.80%, 10/01/51(a)	250	267,326
4.80%, 09/10/58	200	239,242
3.95%, 08/15/59	780	827,567

		44,716,330

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	$250	$270,294
Analog Devices, Inc.:
2.95%, 01/12/21	1,000	1,007,502
3.50%, 12/05/26(a)	750	785,476
Applied Materials, Inc.(a):
4.30%, 06/15/21	500	519,850
3.90%, 10/01/25	160	174,485
3.30%, 04/01/27	1,000	1,064,071
5.85%, 06/15/41	300	409,446
4.35%, 04/01/47	500	610,132
Broadcom Corp./Broadcom Cayman Finance Ltd.(a):
3.00%, 01/15/22	1,500	1,514,512
2.65%, 01/15/23	1,500	1,499,249
3.63%, 01/15/24	250	255,653
3.88%, 01/15/27	3,750	3,765,825
3.50%, 01/15/28	500	487,298
Broadcom, Inc.(a)(b):
3.13%, 10/15/22	1,000	1,012,550
3.63%, 10/15/24	2,000	2,033,487
4.25%, 04/15/26	1,000	1,032,907
4.75%, 04/15/29	1,000	1,057,172
Intel Corp.:
1.70%, 05/19/21	1,000	999,298
3.70%, 07/29/25(a)	1,000	1,083,588
4.10%, 05/19/46(a)	2,500	2,914,136
4.10%, 05/11/47	250	292,833
3.73%, 12/08/47(a)	1,399	1,560,147
KLA Corp.:
4.65%, 11/01/24(a)	305	335,819
4.10%, 03/15/29	1,000	1,103,267
Lam Research Corp.:
3.80%, 03/15/25	230	245,692
4.88%, 03/15/49	1,000	1,222,527
Maxim Integrated Products, Inc., 3.38%, 03/15/23(a)	100	102,940
Micron Technology, Inc.:
4.64%, 02/06/24(a)	100	106,093
4.98%, 02/06/26(a)	250	269,297
5.33%, 02/06/29(a)	250	274,567
4.66%, 02/15/30	750	780,079
NVIDIA Corp.:
2.20%, 09/16/21	300	300,550
3.20%, 09/16/26	1,000	1,051,378
NXP BV/NXP Funding LLC/NXP USA, Inc.(b):
3.88%, 06/18/26	320	336,995
4.30%, 06/18/29	1,000	1,068,298

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.(a):
3.00%, 05/20/22	$500	$512,561
2.60%, 01/30/23	1,140	1,158,492
3.45%, 05/20/25	250	264,251
3.25%, 05/20/27	500	522,102
4.65%, 05/20/35	250	294,520
4.80%, 05/20/45	750	895,680
4.30%, 05/20/47	1,500	1,676,802
Seagate HDD Cayman(a):
4.75%, 06/01/23	500	522,993
4.88%, 06/01/27	500	516,207
5.75%, 12/01/34	650	661,596
Texas Instruments, Inc.:
2.25%, 09/04/29	180	177,207
4.15%, 05/15/48(a)	1,000	1,225,505
Xilinx, Inc., 3.00%, 03/15/21	75	75,884

		40,051,213

Software — 0.6%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	1,039,635
Autodesk, Inc., 3.50%, 06/15/27(a)	2,000	2,066,389
CA, Inc., 4.50%, 08/15/23(a)	170	177,104
Microsoft Corp.:
3.00%, 10/01/20(a)	50	50,567
2.00%, 11/03/20(a)	500	500,830
1.55%, 08/08/21(a)	1,000	995,811
2.40%, 02/06/22(a)	1,000	1,013,962
2.38%, 02/12/22(a)	1,000	1,013,725
2.65%, 11/03/22(a)	500	512,664
2.00%, 08/08/23(a)	2,000	2,014,252
2.88%, 02/06/24(a)	865	901,090
3.13%, 11/03/25	500	531,640
2.40%, 08/08/26(a)	1,485	1,512,405
3.30%, 02/06/27(a)	5,500	5,933,289
3.50%, 02/12/35(a)	1,165	1,287,504
4.20%, 11/03/35(a)	250	299,030
3.45%, 08/08/36(a)	750	829,062
4.10%, 02/06/37(a)	1,250	1,482,485
4.50%, 10/01/40(a)	500	626,926
5.30%, 02/08/41(a)	100	138,840
3.75%, 05/01/43	150	171,434
3.75%, 02/12/45	500	572,704
4.45%, 11/03/45(a)	1,500	1,894,304
3.70%, 08/08/46(a)	2,500	2,845,311
4.00%, 02/12/55	1,750	2,085,942
4.75%, 11/03/55	250	336,892
3.95%, 08/08/56(a)	250	296,100
4.50%, 02/06/57(a)	1,500	1,948,467
Series 30Y, 4.25%, 02/06/47(a)	1,500	1,860,934
Oracle Corp.:
2.80%, 07/08/21(a)	1,000	1,014,328
1.90%, 09/15/21(a)	2,000	1,997,642
2.50%, 10/15/22(a)	3,250	3,298,339

Security	Par (000)	Value

Software (continued)
2.63%, 02/15/23(a)	$2,000	$2,036,418
2.40%, 09/15/23(a)	1,000	1,012,352
2.95%, 11/15/24(a)	500	518,278
2.95%, 05/15/25(a)	500	518,734
2.65%, 07/15/26(a)	745	760,665
3.25%, 11/15/27(a)	2,750	2,912,823
3.25%, 05/15/30(a)	250	265,409
4.30%, 07/08/34(a)	250	289,700
3.90%, 05/15/35(a)	500	552,071
3.85%, 07/15/36(a)	750	823,823
3.80%, 11/15/37	750	816,534
6.13%, 07/08/39(a)	500	705,666
5.38%, 07/15/40(a)	400	520,174
4.50%, 07/08/44(a)	500	596,548
4.13%, 05/15/45(a)	2,250	2,547,253
4.00%, 07/15/46(a)	750	838,593
4.00%, 11/15/47(a)	1,500	1,678,658
4.38%, 05/15/55(a)	250	295,007
salesforce.com, Inc., 3.25%, 04/11/23(a)	500	521,597

		59,459,910

Specialty Retail — 0.2%
Advance Auto Parts, Inc., 4.50%, 12/01/23(a)	250	269,944
AutoZone, Inc.:
3.70%, 04/15/22(a)	50	51,915
3.13%, 07/15/23(a)	250	257,058
3.25%, 04/15/25	165	170,867
3.75%, 04/18/29	1,000	1,072,238
Costco Wholesale Corp.(a):
2.25%, 02/15/22	85	85,815
3.00%, 05/18/27	1,500	1,589,509
Dollar Tree, Inc., 4.20%, 05/15/28(a)	1,000	1,074,525
Home Depot, Inc.:
2.00%, 04/01/21(a)	500	501,158
4.40%, 04/01/21(a)	150	154,917
2.63%, 06/01/22(a)	2,750	2,811,278
3.35%, 09/15/25(a)	500	533,603
2.13%, 09/15/26(a)	500	496,813
2.80%, 09/14/27(a)	500	523,034
3.90%, 12/06/28	440	494,365
5.88%, 12/16/36	100	138,295
5.40%, 09/15/40	500	665,414
4.20%, 04/01/43(a)	250	293,702
4.40%, 03/15/45	2,250	2,733,844
4.25%, 04/01/46(a)	1,000	1,197,596
3.90%, 06/15/47(a)	500	572,441
4.50%, 12/06/48(a)	1,000	1,248,977
3.50%, 09/15/56(a)	140	148,947
Lowe’s Cos., Inc.:
3.80%, 11/15/21	250	257,113

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
3.12%, 04/15/22(a)	$1,600	$1,636,303
3.38%, 09/15/25(a)	500	524,985
2.50%, 04/15/26(a)	955	951,621
3.65%, 04/05/29	500	534,614
4.25%, 09/15/44	250	268,791
4.38%, 09/15/45	1,000	1,104,956
3.70%, 04/15/46	250	251,746
4.05%, 05/03/47(a)	1,000	1,067,417
4.55%, 04/05/49(a)	500	575,468
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22(a)	300	305,111
4.38%, 09/01/23	200	206,194
3.63%, 06/01/24	250	250,518
4.50%, 12/15/34	60	55,466
QVC, Inc.(a):
5.45%, 08/15/34	200	203,465
5.95%, 03/15/43	350	350,643

		25,630,666

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc., 3.25%, 02/01/25(a)	70	73,811
Apple, Inc.:
2.00%, 11/13/20	3,000	3,006,295
2.25%, 02/23/21	500	502,273
1.55%, 08/04/21	1,000	995,083
2.50%, 02/09/22(a)	1,000	1,015,061
2.10%, 09/12/22(a)	500	503,537
2.40%, 01/13/23	1,000	1,016,255
2.85%, 02/23/23(a)	250	257,362
2.40%, 05/03/23(a)	2,000	2,032,938
3.45%, 05/06/24(a)	1,000	1,064,629
1.80%, 09/11/24	135	134,259
2.50%, 02/09/25(a)	140	143,294
3.20%, 05/13/25(a)	750	794,383
3.25%, 02/23/26(a)	2,660	2,819,210
2.45%, 08/04/26(a)	1,410	1,428,876
3.35%, 02/09/27(a)	2,000	2,138,246
3.20%, 05/11/27	1,000	1,060,461
2.90%, 09/12/27(a)	1,000	1,041,149
3.00%, 11/13/27(a)	1,000	1,050,535
2.20%, 09/11/29	1,235	1,213,450
4.50%, 02/23/36(a)	250	304,567
3.85%, 05/04/43(a)	1,250	1,401,543
4.45%, 05/06/44(a)	250	303,577
3.45%, 02/09/45(a)	350	370,976
4.38%, 05/13/45(a)	500	605,297
4.65%, 02/23/46	2,980	3,747,060
3.85%, 08/04/46(a)	750	845,448
4.25%, 02/09/47(a)	250	298,873
3.75%, 11/13/47(a)	1,250	1,393,875
2.95%, 09/11/49	1,250	1,222,724

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.(b):
4.42%, 06/15/21	$500	$515,554
5.45%, 06/15/23	3,000	3,264,835
6.02%, 06/15/26(a)	3,090	3,474,949
5.30%, 10/01/29(a)	1,250	1,362,818
8.10%, 07/15/36	500	637,780
8.35%, 07/15/46(a)	850	1,121,105
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	1,000	1,012,878
4.40%, 10/15/22(a)	1,500	1,588,939
2.25%, 04/01/23	500	498,405
4.90%, 10/15/25(a)	1,750	1,936,875
6.20%, 10/15/35(a)	500	593,212
6.35%, 10/15/45(a)	250	291,599
HP, Inc.:
4.05%, 09/15/22	1,000	1,054,645
6.00%, 09/15/41	650	742,048
NetApp, Inc., 3.38%, 06/15/21(a)	105	106,862

		50,987,551

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.(a):
3.88%, 11/01/45	500	571,431
3.38%, 11/01/46	1,500	1,587,666
VF Corp., 3.50%, 09/01/21(a)	100	102,453

		2,261,550

Tobacco — 0.3%
Altria Group, Inc.:
4.75%, 05/05/21(a)	1,000	1,039,748
2.85%, 08/09/22	1,500	1,517,906
4.00%, 01/31/24(a)	250	263,520
4.80%, 02/14/29(a)	4,000	4,381,714
5.80%, 02/14/39	1,000	1,158,147
4.50%, 05/02/43(a)	400	401,221
5.38%, 01/31/44(a)	320	355,722
3.88%, 09/16/46(a)	1,250	1,145,561
5.95%, 02/14/49	1,000	1,175,954
BAT Capital Corp.:
2.76%, 08/15/22(a)	3,000	3,026,490
3.22%, 08/15/24	750	758,212
3.56%, 08/15/27(a)	1,000	1,007,279
3.46%, 09/06/29	500	489,166
4.39%, 08/15/37(a)	1,250	1,211,176
4.54%, 08/15/47(a)	1,700	1,629,606
4.76%, 09/06/49(a)	750	736,391
Philip Morris International, Inc.:
4.13%, 05/17/21(a)	50	51,604
2.63%, 03/06/23	250	253,220
2.13%, 05/10/23(a)	1,000	996,692
3.25%, 11/10/24	1,000	1,042,063
3.38%, 08/11/25(a)	750	789,268
2.75%, 02/25/26	415	422,332

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
3.13%, 08/17/27	$1,000	$1,033,791
6.38%, 05/16/38(a)	2,000	2,752,971
4.50%, 03/20/42	50	55,506
3.88%, 08/21/42(a)	350	357,853
4.13%, 03/04/43(a)	450	480,929
4.88%, 11/15/43	250	292,016
4.25%, 11/10/44(a)	365	399,175
Reynolds American, Inc.:
4.45%, 06/12/25(a)	1,000	1,066,550
5.70%, 08/15/35	325	362,753
6.15%, 09/15/43(a)	150	169,229
5.85%, 08/15/45(a)	750	829,932

		31,653,697

Trading Companies & Distributors — 0.0%
GATX Corp.:
3.25%, 09/15/26	750	764,415
4.70%, 04/01/29(a)	1,000	1,126,649

		1,891,064

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25(a)	250	262,473
2.95%, 09/01/27(a)	500	513,096
3.75%, 09/01/28(a)	1,500	1,626,035
3.45%, 06/01/29(a)	500	534,105
4.30%, 09/01/45	250	289,587
3.75%, 09/01/47(a)	500	535,019
4.15%, 06/01/49(a)	500	573,741

		4,334,056

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
3.13%, 07/16/22(a)	3,500	3,579,292
3.63%, 04/22/29	1,400	1,488,228
6.13%, 03/30/40	250	339,062
4.38%, 07/16/42(a)	850	960,500
4.38%, 04/22/49(a)	1,000	1,151,530
Rogers Communications, Inc.(a):
3.00%, 03/15/23	650	664,077
3.63%, 12/15/25	565	600,919
2.90%, 11/15/26	1,000	1,023,246
5.00%, 03/15/44	250	306,470
4.30%, 02/15/48	750	861,787
4.35%, 05/01/49	1,500	1,726,100
Vodafone Group PLC:
3.75%, 01/16/24(a)	1,000	1,052,962
4.13%, 05/30/25(a)	1,000	1,079,746
4.38%, 05/30/28(a)	1,350	1,491,080
7.88%, 02/15/30	100	137,274
5.00%, 05/30/38(a)	500	571,365
4.38%, 02/19/43(a)	950	981,393

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
5.25%, 05/30/48(a)	$2,500	$2,897,837
4.88%, 06/19/49(a)	500	556,724
4.25%, 09/17/50	1,190	1,212,122

		22,681,714

Total Corporate Bonds — 25.2% (Cost — $2,483,921,248)		2,644,218,444

Foreign Agency Obligations — 2.7%
African Development Bank, :
2.63%, 03/22/21	500	506,055
1.25%, 07/26/21	500	495,584
Asian Development Bank:
2.25%, 01/20/21	5,000	5,027,270
1.63%, 03/16/21(a)	750	748,396
2.00%, 02/16/22(a)	2,000	2,015,710
1.88%, 02/18/22	1,000	1,005,095
1.75%, 09/13/22	500	501,425
2.75%, 03/17/23(a)	3,750	3,892,433
2.63%, 01/30/24	2,000	2,082,859
2.00%, 04/24/26(a)	1,000	1,019,260
2.75%, 01/19/28(a)	750	809,337
Series 5Y, 1.88%, 08/10/22	500	502,972
Chile Government International Bond:
3.25%, 09/14/21	500	512,656
3.24%, 02/06/28(a)	2,000	2,133,125
3.63%, 10/30/42	350	385,000
3.86%, 06/21/47(a)	1,000	1,151,250
Colombia Government International Bond:
4.38%, 07/12/21	750	776,484
2.63%, 03/15/23	250	251,484
4.00%, 02/26/24(a)	2,750	2,904,687
4.50%, 01/28/26(a)	2,250	2,453,906
3.88%, 04/25/27(a)	1,000	1,061,250
4.50%, 03/15/29(a)	2,500	2,777,344
7.38%, 09/18/37(a)	100	142,875
6.13%, 01/18/41	1,000	1,305,625
5.63%, 02/26/44	950	1,189,578
5.00%, 06/15/45(a)	2,000	2,343,750
5.20%, 05/15/49(a)	1,000	1,209,688
European Bank for Reconstruction & Development:
2.75%, 04/26/21(a)	1,000	1,015,300
2.75%, 03/07/23	1,000	1,036,509
European Investment Bank:
1.63%, 12/15/20	4,000	3,989,775
2.00%, 03/15/21(a)	1,500	1,504,755
2.38%, 05/13/21	4,000	4,040,552
1.63%, 06/15/21(a)	2,000	1,995,800
1.38%, 09/15/21(a)	2,000	1,987,777

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
2.25%, 03/15/22(a)	$1,000	$1,014,164
2.63%, 05/20/22	10,000	10,252,163
2.00%, 12/15/22(a)	1,000	1,010,254
2.50%, 03/15/23	2,000	2,059,357
2.88%, 08/15/23	1,500	1,569,732
3.25%, 01/29/24(a)	1,000	1,067,513
2.63%, 03/15/24	2,000	2,086,055
2.13%, 04/13/26(a)	1,000	1,029,093
2.38%, 05/24/27(a)	3,500	3,667,861
Export Development Canada(a):
2.00%, 05/17/22	4,000	4,034,259
2.50%, 01/24/23	2,000	2,054,612
Export-Import Bank of Korea:
4.00%, 01/29/21	3,000	3,074,062
1.88%, 10/21/21	2,000	1,992,500
2.75%, 01/25/22	1,000	1,012,188
3.25%, 11/10/25	500	530,000
3.25%, 08/12/26	500	528,906
FMS Wertmanagement:
1.38%, 06/08/21	1,000	993,523
2.00%, 08/01/22	1,000	1,009,005
2.75%, 03/06/23	500	518,069
Hungary Government International Bond:
6.38%, 03/29/21(a)	5,000	5,304,687
5.38%, 02/21/23	500	549,844
5.75%, 11/22/23	500	567,969
5.38%, 03/25/24	500	564,375
7.63%, 03/29/41(a)	250	414,922
Indonesia Government International Bond:
4.10%, 04/24/28(a)	2,000	2,158,750
4.75%, 02/11/29(a)	2,000	2,275,000
4.35%, 01/11/48	1,400	1,538,250
Inter-American Development Bank:
1.88%, 03/15/21	500	500,759
2.63%, 04/19/21	5,000	5,064,700
1.25%, 09/14/21(a)	1,000	991,278
2.13%, 01/18/22(a)	1,000	1,010,268
1.75%, 04/14/22(a)	750	751,017
1.75%, 09/14/22(a)	2,000	2,005,903
2.63%, 01/16/24(a)	5,000	5,206,383
2.00%, 06/02/26(a)	500	509,436
2.38%, 07/07/27	1,000	1,046,840
2.25%, 06/18/29	4,500	4,696,947
3.20%, 08/07/42	750	873,373
International Bank for Reconstruction & Development:
2.13%, 11/01/20	500	501,485
2.00%, 01/26/22	3,000	3,023,679
7.63%, 01/19/23	1,000	1,189,210
1.75%, 04/19/23	1,000	1,003,976

Security	Par (000)	Value

Foreign Agency Obligations (continued)
3.00%, 09/27/23(a)	$2,000	$2,104,909
2.50%, 03/19/24(a)	3,000	3,112,574
4.75%, 02/15/35	500	670,370
Series GDIF, 1.63%, 03/09/21(a)	1,500	1,496,943
Series GDIF, 1.38%, 05/24/21(a)	4,500	4,473,810
Series GDIF, 2.25%, 06/24/21	1,000	1,008,994
Series GDIF, 2.75%, 07/23/21	2,000	2,037,020
Series GDIF, 1.38%, 09/20/21	1,000	994,410
Series GDIF, 2.50%, 07/29/25	1,000	1,047,219
Series GDIF, 1.88%, 10/27/26	750	760,299
Series GDIF, 2.50%, 11/22/27(a)	2,000	2,117,300
International Finance Corp.:
2.25%, 01/25/21(a)	750	754,283
1.13%, 07/20/21	500	494,858
2.88%, 07/31/23	750	784,043
Israel Government International Bond:
4.00%, 06/30/22	900	945,563
3.15%, 06/30/23	3,000	3,128,437
3.25%, 01/17/28	2,000	2,167,500
4.50%, 01/30/43	1,200	1,462,875
Italian Government International Bond:
6.88%, 09/27/23	100	115,970
5.38%, 06/15/33(a)	250	301,913
Japan Bank for International Cooperation:
1.88%, 04/20/21	2,000	2,000,221
1.50%, 07/21/21	500	496,685
2.00%, 11/04/21(a)	2,000	2,002,386
2.38%, 07/21/22	1,000	1,013,502
2.38%, 11/16/22	2,000	2,029,395
3.25%, 07/20/23	600	629,682
3.38%, 07/31/23	500	526,891
3.38%, 10/31/23	500	528,579
2.38%, 04/20/26(a)	750	769,437
2.25%, 11/04/26	500	509,001
2.75%, 11/16/27	500	529,203
3.25%, 07/20/28	2,000	2,200,084
Korea Development Bank:
3.38%, 03/12/23	4,000	4,165,520
2.75%, 03/19/23	1,000	1,023,125
Korea International Bond:
4.13%, 06/10/44(a)	250	311,803
3.88%, 09/20/48	2,000	2,454,375
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	505,048
1.75%, 07/27/26	1,000	1,003,982
Mexico Government International Bond:
3.63%, 03/15/22(a)	2,750	2,845,391
4.00%, 10/02/23	250	263,828
3.60%, 01/30/25(a)	500	519,500
4.13%, 01/21/26	3,000	3,181,500

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Agency Obligations (continued)
4.15%, 03/28/27	$1,000	$1,059,500
6.75%, 09/27/34	150	201,797
6.05%, 01/11/40(a)	4,300	5,424,450
4.75%, 03/08/44(a)	1,700	1,839,719
5.55%, 01/21/45	1,525	1,846,013
4.60%, 01/23/46	1,500	1,597,500
4.35%, 01/15/47(a)	750	774,609
4.60%, 02/10/48	2,000	2,145,000
4.50%, 01/31/50	750	788,250
Panama Government International Bond:
3.75%, 03/16/25	3,500	3,704,531
3.88%, 03/17/28	2,500	2,716,406
6.70%, 01/26/36	350	499,406
4.50%, 05/15/47(a)	750	891,328
4.50%, 04/16/50	750	889,453
3.87%, 07/23/60	400	433,500
Peruvian Government International Bond(a):
7.35%, 07/21/25	400	508,625
4.13%, 08/25/27	1,000	1,122,188
2.84%, 06/20/30	2,000	2,063,125
8.75%, 11/21/33	441	729,717
6.55%, 03/14/37	250	366,172
5.63%, 11/18/50	1,050	1,538,578
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,604,062
4.20%, 01/21/24	2,500	2,707,812
3.75%, 01/14/29	3,000	3,353,437
7.75%, 01/14/31(a)	1,500	2,252,344
6.38%, 10/23/34	250	360,938
5.00%, 01/13/37	1,000	1,304,063
3.95%, 01/20/40	250	295,313
3.70%, 03/01/41(a)	1,100	1,270,500
3.70%, 02/02/42	2,000	2,315,625
Poland Government International Bond:
5.13%, 04/21/21	3,000	3,151,170
5.00%, 03/23/22(a)	2,050	2,203,109
3.00%, 03/17/23	200	206,563
4.00%, 01/22/24	250	270,460
3.25%, 04/06/26	250	266,094
Province of Alberta Canada, 2.20%, 07/26/22	1,000	1,011,162
Province of British Columbia Canada:
2.65%, 09/22/21(a)	1,000	1,016,910
2.00%, 10/23/22	750	756,068
Province of Manitoba Canada:
2.05%, 11/30/20	500	500,789
2.13%, 05/04/22	2,000	2,016,642

Security	Par (000)	Value

Foreign Agency Obligations (continued)
Province of Ontario Canada:
2.40%, 02/08/22	$1,000	$1,014,323
2.55%, 04/25/22(a)	4,000	4,077,385
2.25%, 05/18/22	2,000	2,024,230
2.20%, 10/03/22(a)	2,000	2,025,200
2.50%, 04/27/26	3,000	3,114,107
Province of Quebec Canada:
2.75%, 08/25/21(a)	500	508,383
2.38%, 01/31/22(a)	1,000	1,013,800
2.63%, 02/13/23	250	257,260
2.50%, 04/20/26(a)	2,750	2,851,805
Series QO, 2.88%, 10/16/24	500	526,597
Svensk Exportkredit AB:
2.88%, 05/22/21	2,000	2,035,552
2.38%, 03/09/22	1,500	1,522,407
Uruguay Government International Bond:
8.00%, 11/18/22	150	169,125
4.50%, 08/14/24(a)	1,250	1,349,609
4.38%, 10/27/27(a)	1,000	1,099,063
4.38%, 01/23/31(a)	3,000	3,314,062
5.10%, 06/18/50(a)	2,250	2,672,578
4.98%, 04/20/55	500	587,344

Total Foreign Agency Obligations — 2.7% (Cost — $273,805,430)		286,682,119

Municipal Bonds — 0.6%

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A 4.84%, 01/01/41	220	280,663

California — 0.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	750	1,182,090
Series S-1, 6.92%, 04/01/40	530	790,209
Series S-1, 7.04%, 04/01/50	100	167,704
Series S-3, 6.91%, 10/01/50	200	337,378
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 2.57%, 04/01/31	95	96,218
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	160,875

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	$200	$277,972
6.60%, 07/01/50	90	147,414
Series D, 6.57%, 07/01/45	675	1,076,395
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	134,883
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	159,419
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 04/01/48	260	386,069
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	315	464,304
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40	100	141,014
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	329,012
Los Angeles California Unified School District, GO, Build America Bonds:
5.76%, 07/01/29	300	367,128
5.75%, 07/01/34	850	1,105,348
6.76%, 07/01/34	450	632,448
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	50	75,204
Re Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	600	896,640
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A 5.88%, 04/01/32	100	125,359
State of California, GO, Build America Bonds:
5.70%, 11/01/21	200	215,112
2.37%, 04/01/22	500	505,665
7.50%, 04/01/34	645	988,733
7.55%, 04/01/39	1,375	2,265,065
7.30%, 10/01/39	600	934,866
7.35%, 11/01/39	800	1,258,368
7.60%, 11/01/40(a)	1,850	3,126,241

Security	Par (000)	Value

California (continued)
State of California, GO, Refunding:
2.80%, 04/01/21	$95	$96,091
3.38%, 04/01/25	100	106,099
3.50%, 04/01/28	355	385,037
4.50%, 04/01/33	200	230,424
4.60%, 04/01/38	165	186,943
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	251,233
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	257,974
Build America Bonds, 5.95%, 05/15/45	500	692,850
General, Series AD, 4.86%, 05/15/12	300	397,059
General, Series AQ, 4.77%, 05/15/15	405	523,292
General, Series BD, 3.35%, 07/01/29	170	183,915
University of California, Refunding RB:
3.06%, 07/01/25	100	105,021
General, Series AJ, 4.60%, 05/15/31	150	174,417

		21,937,488

Colorado — 0.0%
Regional Transportation District, RB, Build America Bonds, Series B, 5.84%, 11/01/50	100	151,812

Connecticut — 0.0%
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	176,310
Series A, 5.85%, 03/15/32	300	394,158

		570,468

District of Columbia — 0.0%
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	254,684
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	276,742
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	165,528

		696,954

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	$665	$734,020
State Board of Administration Finance Corp., RB, Series A, 2.64%, 07/01/21	200	202,108

		936,128

Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	343	470,932

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, General Senior Lien, Series C:
4.47%, 01/01/49	165	208,603
4.57%, 01/01/54	165	210,751
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B, 6.40%, 01/01/40	250	370,302
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	435	584,575
Pension Funding, Series A, 6.90%, 12/01/40	530	740,421
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	201,412
State of Illinois, GO, Pension, 5.10%, 06/01/33(a)	4,400	4,758,644

		7,074,708

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO:
Build America Bonds, 5.46%, 12/01/39	500	663,620
Consolidated Loan, Series H, 2.90%, 09/01/49	105	102,426
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	585	782,841

		1,548,887

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A	240	268,594

Nevada — 0.0%
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C	450	723,780

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	$1,450	$1,845,661
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	750	1,169,940
Series F, 7.41%, 01/01/40(a)	900	1,442,313
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	140,350
Series C, 5.75%, 12/15/28	350	405,097
Rutgers The State University of New Jersey, RB, Rutgers University, Series P, 3.92%, 05/01/19	110	110,560

		5,113,921

New York — 0.1%
City of New York New York, Series A-2, 5.21%, 10/01/31	225	271,359
City of New York New York, GO, Build America Bonds:
5.52%, 10/01/37	500	664,020
Series F1, 6.27%, 12/01/37	300	432,684
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds:
Series GG, 5.72%, 06/15/42	300	431,817
Fiscal 2010, Series EE, 6.01%, 06/15/42	600	882,918
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	449,932
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	515	755,206
7.34%, 11/15/39	500	803,125
Series E, 6.81%, 11/15/40	400	582,236
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	100	126,989
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42(a)	115	168,199
New York City Water & Sewer System, Refunding RB, Build America Bonds:
5.88%, 06/15/44	100	148,804
2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	280,274

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	$475	$630,881
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	248,008
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	134,160
Consolidated, 160th Series, 5.65%, 11/01/40	1,245	1,704,380
Consolidated, 168th Series, 4.93%, 10/01/51	250	339,890
Consolidated, 181th Series, 4.96%, 08/01/46	180	237,575
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	265,122
182nd Series, 5.31%, 08/01/46	100	112,382
Consolidated Bonds, Series 21, 3.29%, 08/01/69	200	199,338
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 174th Series, 4.46%, 10/01/62(a)	800	1,020,952
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series B, 3.90%, 03/15/33	500	550,845

		11,441,096

Ohio — 0.0%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B:
7.83%, 02/15/41	650	1,036,555
8.08%, 02/15/50	500	892,365
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	109,892
4.53%, 01/01/35	100	120,373
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	259,440
Series A, 3.80%, 12/01/46	200	226,340
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	117,783

		2,762,748

Security	Par (000)	Value

Oregon — 0.0%
Oregon School Boards Association, Refunding, GOL, Taxable Pension, Series B (NPFCG), 5.55%, 06/30/28	$375	$444,075
State of Oregon, GO:
5.76%, 06/01/23	68	73,132
5.89%, 06/01/27	750	909,690
State of Oregon Department of Transportation, RB, Build America Bonds, Sub-Lien, Series A, 5.83%, 11/15/34	125	170,740

		1,597,637

South Carolina — 0.0%
South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	155,416

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	350	383,747

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	170	202,021
Build America Bonds, 5.72%, 02/01/41	200	275,508
Junior Lien, Build America Bonds, 5.81%, 02/01/41	250	359,445
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	560	760,077
Dallas-Fort Worth International Airport, Refunding RB, Series A, 3.14%, 11/01/45	65	65,623
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	550	890,742
Permanent University Fund — University of Texas System, Refunding RB, 3.38%, 07/01/47	540	590,042
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39(a)	1,000	1,363,610
Texas Transportation Commission State Highway Fund, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	733,746

		5,240,814

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/17	$60	$74,414
University of Virginia, Refunding RB, Series A, 3.23%, 09/01/19	120	118,687

		193,101

Washington — 0.0%
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	261,198

Wisconsin — 0.0%
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	90	102,347
State of Wisconsin, Refunding RB:
Series A, 3.95%, 05/01/36	600	651,138
Series C, 3.15%, 05/01/27	320	339,638

		1,093,123

Total Municipal Bonds — 0.6% (Cost — $56,647,721)		62,903,215

Non-Agency Mortgage-Backed Securities — 1.2%

Commercial Mortgage-Backed Securities — 1.2%
BANK 2019-BNK18, Series 2019-BN18, Class A4, 3.58%, 05/15/62	2,000	2,183,896
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,500,985
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,408,500
Series 2019-B11, Class A4, 3.28%, 05/15/52	4,000	4,272,020
Series 2019-B9, Class A5, 4.02%, 03/15/52	3,000	3,376,931
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	804,890
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	533,209
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,598,240
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,702,822
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,038,525
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,452,855
Series 2013-CR09, Class A4, 4.37%, 07/10/45(f)	2,700	2,899,061

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-CR12, Class A4, 4.05%, 10/10/46	$1,300	$1,385,441
Series 2013-CR8, Class A5, 3.61%, 06/10/46(f)	1,900	1,988,914
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	533,459
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,620,209
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	811,307
CSAIL Commercial Mortgage Securities Trust:
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,072,685
Series 2016-C7, Class A5, 3.50%, 11/15/49	4,800	5,122,166
Series 2018-CX11, Class A5, 4.03%, 04/15/51(f)	4,000	4,449,816
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	7,500	7,771,478
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(f)	3,000	3,387,697
GS Mortgage Securities Trust:
Series 2012-GC6, Class A3, 3.48%, 01/10/45	5,280	5,394,990
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	248	252,500
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	635,654
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,300	2,489,524
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	268,895
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	320,986
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	6,000	6,427,629
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	196	201,060
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,495,003
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,759,526

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 07/15/46(f)	$3,750	$3,996,828
Series 2013-C10, Class AS, 4.22%, 07/15/46(f)	2,500	2,646,393
Series 2013-C11, Class A4, 4.30%, 08/15/46(f)	11,765	12,551,974
Series 2014-C16, Class A4, 3.60%, 06/15/47	4,430	4,662,294
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	806,433
Morgan Stanley Capital I Trust, Class A4:
Series 2015-UBS8, 3.81%, 12/15/48	1,181	1,277,219
Series 2018-H3, 3.91%, 07/15/51	3,000	3,328,057
Series 2019-H6, 3.42%, 06/15/52	590	634,276
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(f)	200	213,801
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,570,064
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,586,824
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,385,718
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,850	4,323,108
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	124	123,940
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	823,686
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	513,485

Total Non-Agency Mortgage-Backed Securities — 1.2% (Cost — $119,306,568)		123,604,973

Preferred Securities

Capital Trusts — 0.0%

Banks — 0.0%
Goldman Sachs Capital I, 6.35%,	250	321,057
Wells Fargo Capital X, 5.95%,(a)	250	309,180

		630,237

Insurance — 0.0%
Allstate Corp., Series B, 5.75%,(a)(c)	1,250	1,334,375
MetLife, Inc., 6.40%,	600	711,543

Security	Par (000)	Value

Insurance (continued)
Prudential Financial, Inc.(a)(c):
5.63%,	$100	$107,491
5.38%,	500	530,000

		2,683,409

Total Preferred Securities — 0.0% (Cost — $3,155,736)		3,313,646

U.S. Government Sponsored Agency Securities — 28.7%

Agency Obligations — 0.9%
Fannie Mae:
1.25%, 08/17/21	8,200	8,138,609
1.38%, 10/07/21	2,000	1,988,668
1.88%, 04/05/22	5,000	5,034,050
2.38%, 01/19/23	490	502,178
2.63%, 01/11/22 - 09/06/24	8,715	9,059,228
6.25%, 05/15/29	5,350	7,396,711
6.63%, 11/15/30	149	218,205
7.25%, 05/15/30	5,550	8,367,818
Federal Farm Credit Banks, 2.85%, 09/20/21	1,705	1,740,957
Federal Home Loan Bank:
2.75%, 12/13/24	5,000	5,280,710
3.00%, 12/09/22	4,910	5,107,815
3.13%, 06/13/25	9,570	10,285,393
5.50%, 07/15/36	2,100	3,053,348
Freddie Mac:
1.13%, 08/12/21	3,032	3,000,641
2.38%, 02/16/21 - 01/13/22	19,715	19,967,386
6.25%, 07/15/32	1,300	1,919,017
6.75%, 03/15/31	2,800	4,168,942
Tennessee Valley Authority:
3.50%, 12/15/42	140	162,513
5.88%, 04/01/36	2,100	3,046,069

		98,438,258

Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2016-M5, Class A2, 2.47%, 04/25/26	6,110	6,217,485
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,313	1,327,778
Series 2014-M6, Class A2, 2.68%, 05/25/21(f)	87	87,401
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(f)	234	235,183
Series 2014-M13, Class A2, 3.02%, 08/25/24(f)	500	520,303
Freddie Mac:
Series K026, Class A2, 2.51%, 11/25/22	200	203,018

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series K038, Class A1, 2.60%, 10/25/23	$137	$138,473
Series K017, Class A2, 2.87%, 12/25/21	7,220	7,327,912
Series K727, Class A2, 2.95%, 07/25/24	5,000	5,177,672
Series K033, Class A2, 3.06%, 07/25/23(f)	100	103,640
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,743,751
Series K052, Class A2, 3.15%, 11/25/25	750	796,264
Series K041, Class A2, 3.17%, 10/25/24	7,500	7,898,522
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,054,228
Series K031, Class A2, 3.30%, 04/25/23(f)	100	104,101
Series K047, Class A2, 3.33%, 05/25/25(f)	7,435	7,933,925
Series K063, Class A2, 3.43%, 01/25/27(f)	5,000	5,438,886
Series K035, Class A2, 3.46%, 08/25/23(f)	2,000	2,101,201
Series K037, Class A2, 3.49%, 01/25/24	2,700	2,853,348
Series K036, Class A2, 3.53%, 10/25/23(f)	1,200	1,266,942
Series K034, Class A2, 3.53%, 07/25/23(f)	3,900	4,108,398
Series K730, Class A2, 3.59%, 01/25/25(f)	9,000	9,628,598
Series K088, Class A2, 3.69%, 01/25/29	500	560,347
Series K081, Class A2, 3.90%, 08/25/28(f)	5,000	5,659,616
Series K013, Class A2, 3.97%, 01/25/21(f)	500	510,126

		79,997,118

Mortgage-Backed Securities — 27.0%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.02%, 06/01/43(g)	345	351,966
2.50%, 09/01/28 - 10/01/49(h)	92,666	93,465,499
3.00%, 01/01/27 - 10/01/49(h)	404,138	413,375,642
3.50%, 02/01/26 - 11/01/51(h)	391,558	406,487,862
4.00%, 10/01/25 - 02/01/57(h)	350,529	369,425,412
(12 mo. LIBOR US + 1.75%), 4.36%, 08/01/41(g)	15	15,295

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.53%), 4.41%, 04/01/43 - 05/01/43(g)	$193	$199,989
(12 mo. LIBOR US + 1.70%), 4.45%, 08/01/42(g)	56	57,709
4.50%, 05/01/24 - 10/01/49(h)	139,899	148,855,034
(12 mo. LIBOR US + 1.83%), 4.70%, 11/01/40(g)	7	7,229
5.00%, 11/01/33 - 10/01/49(h)	41,327	44,641,302
5.50%, 04/01/36 - 10/01/49(h)	31,639	34,436,816
6.00%, 03/01/34 - 10/01/49(h)	11,213	12,557,916
6.50%, 07/01/32	90	102,043
7.00%, 02/01/32	12	12,163
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 10/01/49	28,714	29,007,244
3.00%, 03/01/27 - 06/01/49	134,271	137,805,036
3.50%, 03/01/32 - 07/01/49	189,133	196,681,628
4.00%, 05/01/33 - 06/01/49	91,594	95,846,252
(12 mo. LIBOR US + 1.50%), 4.37%, 06/01/43(g)	30	31,240
4.50%, 06/01/38 - 01/01/49	31,393	33,441,260
(12 mo. LIBOR US + 1.78%), 4.50%, 08/01/41(g)	10	10,820
(12 mo. LIBOR US + 1.82%), 4.68%, 09/01/40(g)	27	28,080
5.00%, 04/01/33 - 04/01/49	8,282	8,928,553
5.50%, 06/01/35 - 01/01/39	144	162,741
6.50%, 06/01/31	20	22,592
8.00%, 12/01/24	69	72,612
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 10/01/49(h)	5,740	5,795,602
3.00%, 01/20/43 - 10/01/49(h)	163,760	168,788,012
3.50%, 09/20/42 - 10/01/49(h)	298,535	311,427,735
4.00%, 03/15/41 - 10/01/49(h)	174,339	182,050,003
4.50%, 07/15/39 - 10/01/49(h)	91,581	96,235,957
5.00%, 11/15/39 - 10/01/49(h)	37,355	39,625,332
5.50%, 12/15/32 - 04/20/48	592	648,079
6.00%, 03/15/35 - 10/20/38	165	188,359
6.50%, 09/15/36	98	112,290
7.50%, 12/15/23	56	58,943

		2,830,960,247

Total U.S. Government Sponsored Agency Securities — 28.7% (Cost — $2,934,922,287)		3,009,395,623

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 40.1%
U.S. Treasury Bonds:
6.13%, 08/15/29	$7,500	$10,525,488
5.38%, 02/15/31	6,000	8,271,563
4.50%, 02/15/36	18,000	24,813,281
4.75%, 02/15/37	1,450	2,077,975
5.00%, 05/15/37	9,000	13,273,242
4.38%, 02/15/38	6,000	8,320,547
4.50%, 05/15/38	1,000	1,409,492
3.50%, 02/15/39	11,300	14,155,016
4.25%, 05/15/39	11,775	16,218,223
4.50%, 08/15/39	1,700	2,417,785
4.38%, 11/15/39	8,800	12,344,406
4.63%, 02/15/40	1,230	1,780,569
4.38%, 05/15/40	1,650	2,320,635
3.88%, 08/15/40	3,860	5,102,739
4.25%, 11/15/40	7,528	10,447,158
4.75%, 02/15/41	11,000	16,261,094
4.38%, 05/15/41	12,610	17,823,447
3.75%, 08/15/41	9,550	12,444,471
3.13%, 11/15/41	10,700	12,750,137
3.13%, 02/15/42	24,850	29,627,801
3.00%, 05/15/42	13,480	15,761,069
2.75%, 08/15/42	18,250	20,489,902
2.75%, 11/15/42	42,500	47,691,309
3.13%, 02/15/43	21,000	25,046,602
2.88%, 05/15/43	24,750	28,376,455
3.63%, 08/15/43	7,500	9,672,949
3.75%, 11/15/43	64,700	85,103,246
3.63%, 02/15/44	11,000	14,220,078
3.38%, 05/15/44	7,600	9,466,453
3.13%, 08/15/44	2,000	2,396,328
3.00%, 11/15/44	6,300	7,400,039
2.50%, 02/15/45	12,500	13,450,195
3.00%, 05/15/45	15,600	18,367,172
2.88%, 08/15/45	18,800	21,663,328
3.00%, 11/15/45	15,900	18,755,168
2.50%, 02/15/46	18,600	20,025,516
2.50%, 05/15/46	25,850	27,839,238
2.25%, 08/15/46	26,500	27,174,922
2.88%, 11/15/46	8,500	9,835,430
3.00%, 02/15/47	9,000	10,668,867
3.00%, 05/15/47	18,200	21,566,289
2.75%, 08/15/47	35,500	40,181,562
2.75%, 11/15/47	30,000	33,978,516
3.00%, 02/15/48	8,000	9,498,438
3.13%, 05/15/48	39,500	48,011,016
3.00%, 08/15/48	9,000	11,101,289
3.38%, 11/15/48	14,700	18,730,441
2.88%, 05/15/49	6,500	7,580,879
U.S. Treasury Notes:
1.38%, 10/31/20	10,000	9,953,906
1.75%, 10/31/20	500	499,668
2.88%, 10/31/20	20,000	20,225,000

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.63%, 11/15/20	$11,000	$11,098,828
1.63%, 11/30/20	6,000	5,987,813
2.00%, 11/30/20	15,300	15,333,469
1.88%, 12/15/20	10,000	10,008,984
1.75%, 12/31/20	23,800	23,784,195
2.38%, 12/31/20	37,900	38,167,965
2.50%, 12/31/20	75,000	75,644,531
2.00%, 01/15/21	15,000	15,039,844
1.38%, 01/31/21	25,000	24,869,140
2.13%, 01/31/21	11,800	11,853,930
3.63%, 02/15/21	2,310	2,368,382
1.13%, 02/28/21	60,000	59,472,656
2.00%, 02/28/21	32,700	32,814,961
1.25%, 03/31/21	9,000	8,934,609
2.25%, 03/31/21	11,500	11,584,453
1.38%, 04/30/21	60,000	59,669,531
2.25%, 04/30/21	50,000	50,400,390
2.63%, 05/15/21	120,000	121,729,687
3.13%, 05/15/21	3,000	3,066,211
2.00%, 05/31/21	5,000	5,023,242
2.63%, 06/15/21	16,000	16,245,000
1.13%, 06/30/21	4,500	4,455,352
2.13%, 06/30/21	20,000	20,148,438
2.63%, 07/15/21	74,000	75,202,500
2.25%, 07/31/21	12,804	12,933,541
2.75%, 08/15/21	20,000	20,391,406
1.13%, 08/31/21	18,000	17,817,891
2.00%, 08/31/21	8,500	8,552,461
1.13%, 09/30/21	20,000	19,795,312
2.13%, 09/30/21	122,900	124,028,184
1.25%, 10/31/21	8,000	7,935,000
2.00%, 10/31/21	9,000	9,062,930
2.00%, 11/15/21	13,700	13,803,285
1.75%, 11/30/21	16,000	16,035,625
1.88%, 11/30/21	53,000	53,279,492
2.00%, 12/31/21(a)	12,000	12,097,500
2.13%, 12/31/21	10,000	10,108,984
2.50%, 01/15/22	25,000	25,484,375
1.50%, 01/31/22	3,500	3,490,566
1.88%, 01/31/22	59,000	59,327,266
1.75%, 02/28/22	1,500	1,504,746
1.88%, 02/28/22	5,000	5,029,297
1.75%, 03/31/22	9,100	9,134,836
1.88%, 03/31/22	18,000	18,122,344
2.25%, 04/15/22	20,000	20,314,062
1.75%, 04/30/22	10,000	10,038,281
1.88%, 04/30/22	5,000	5,033,789
1.75%, 05/31/22	3,000	3,011,250
1.75%, 06/30/22	18,000	18,078,750
2.13%, 06/30/22	18,000	18,260,859
1.88%, 07/31/22	40,000	40,298,438
2.00%, 07/31/22	15,000	15,172,852
1.88%, 08/31/22	34,958	35,251,593

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
1.75%, 09/30/22	$23,000	$23,114,102
1.88%, 09/30/22	10,000	10,088,672
1.88%, 10/31/22	17,000	17,149,414
2.00%, 10/31/22	10,000	10,123,047
1.63%, 11/15/22	10,000	10,013,672
7.63%, 11/15/22	3,400	4,022,891
2.00%, 11/30/22	36,000	36,452,812
2.13%, 12/31/22	45,000	45,768,164
1.75%, 01/31/23	20,000	20,105,469
2.00%, 02/15/23	8,000	8,108,750
1.50%, 02/28/23	10,200	10,173,305
1.50%, 03/31/23	31,500	31,427,402
1.63%, 04/30/23	19,000	19,027,461
2.75%, 04/30/23	26,600	27,679,586
1.75%, 05/15/23	1,000	1,005,820
1.63%, 05/31/23	4,000	4,007,812
1.38%, 06/30/23	26,500	26,306,426
2.63%, 06/30/23	133,000	138,065,430
1.25%, 07/31/23	4,000	3,951,719
2.75%, 07/31/23	46,000	47,998,125
2.50%, 08/15/23	16,000	16,555,625
6.25%, 08/15/23	2,050	2,409,311
1.38%, 08/31/23	38,000	37,723,906
1.38%, 09/30/23	4,000	3,970,625
2.88%, 09/30/23	6,000	6,301,406
1.63%, 10/31/23	15,000	15,032,227
2.75%, 11/15/23	28,000	29,308,125
2.13%, 11/30/23	54,000	55,189,687
2.25%, 12/31/23	11,000	11,304,648
2.63%, 12/31/23	10,000	10,431,250
2.25%, 01/31/24	40,000	41,134,375
2.50%, 01/31/24	65,000	67,516,211
2.75%, 02/15/24	15,000	15,744,727
2.13%, 02/29/24	13,000	13,308,750
2.13%, 03/31/24	10,000	10,241,797
2.00%, 04/30/24	22,000	22,418,516
2.50%, 05/15/24	22,300	23,218,133
2.00%, 05/31/24	5,700	5,813,777
1.75%, 06/30/24	70,000	70,593,359
2.00%, 06/30/24	40,000	40,776,562
2.38%, 08/15/24	7,500	7,779,492
1.88%, 08/31/24	5,000	5,073,438
2.25%, 10/31/24	5,000	5,163,477
2.25%, 11/15/24	77,000	79,517,539
7.50%, 11/15/24	5,000	6,455,664
2.13%, 11/30/24	15,000	15,404,297
2.25%, 12/31/24	55,000	56,847,656
2.00%, 02/15/25	21,984	22,446,866
7.63%, 02/15/25	375	491,250
2.75%, 02/28/25	30,000	31,802,344
2.63%, 03/31/25	9,500	10,013,965
2.13%, 05/15/25	24,000	24,678,750
2.75%, 06/30/25	28,000	29,757,656

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
2.88%, 07/31/25	$50,000	$53,527,344
2.00%, 08/15/25	56,800	58,060,250
6.88%, 08/15/25	8,000	10,360,000
3.00%, 09/30/25	38,000	41,013,281
3.00%, 10/31/25	15,000	16,204,688
2.25%, 11/15/25	16,600	17,215,367
2.63%, 01/31/26	15,000	15,908,789
1.63%, 02/15/26	68,000	68,026,562
6.00%, 02/15/26	7,660	9,692,259
1.63%, 05/15/26	36,350	36,367,039
1.50%, 08/15/26	27,500	27,280,859
6.75%, 08/15/26	7,500	10,003,418
2.00%, 11/15/26	15,000	15,382,617
6.50%, 11/15/26	900	1,195,031
2.25%, 02/15/27	28,000	29,212,969
6.63%, 02/15/27	3,500	4,711,738
2.38%, 05/15/27	13,000	13,698,242
2.25%, 08/15/27	28,500	29,794,746
6.38%, 08/15/27	3,000	4,049,063
2.25%, 11/15/27	98,510	103,046,848
2.75%, 02/15/28	20,000	21,714,062
2.88%, 05/15/28	14,000	15,366,094
2.88%, 08/15/28	70,000	76,967,187
5.25%, 11/15/28	9,000	11,722,500
2.63%, 02/15/29	23,884	25,849,765
5.25%, 02/15/29	5,000	6,550,977
1.63%, 08/15/29	10,000	9,953,906

Total U.S. Treasury Obligations — 40.1% (Cost — $4,004,748,110)		4,215,306,456

Total Long-Term Investments — 98.9% (Cost — $9,921,130,485)		10,390,972,379

	Shares

Short-Term Securities — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(i)(j)(k)	1,662,913,173	1,663,744,629
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(i)(k)	100,000	100,000

Total Short-Term Securities — 15.9% (Cost — $1,663,339,088)		1,663,844,629

Total Investments Before TBA Sale Commitments — 114.8% (Cost — $11,584,469,573)		12,054,817,008

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments(h) — (0.3%)

Mortgage-Backed Securities — (0.3%)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/17/34	$10,356	$(10,585,774)
4.50%, 10/10/49	7,000	(7,370,682)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/21/49	3,220	(3,335,782)
4.00%, 10/21/49	5,761	(5,991,102)
5.00%, 10/21/49	7,800	(8,223,516)

Total TBA Sale Commitments — (0.3)% (Proceeds — $35,466,798)		(35,506,856)

Total Investments, Net of TBA Sale Commitments — 114.5% (Cost — $11,549,002,775)		12,019,310,152

Liabilities in Excess of Other Assets — (14.5)%		(1,517,775,657)

Net Assets — 100.0%		$10,501,534,495

(a)	Security, or a portion of the security, is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

(k)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	794,588,139	868,325,034	1,662,913,173	$1,663,744,629	$16,186,558	(b)	$436,863	$459,404
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	100,000	100,000	1,713		—	1

				$1,663,844,629	$16,188,271		$436,863	$459,405

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

CME	Chicago Mercantile Exchange

EDA	Economic Development Authority

GO	General Obligation Bonds

NPFGC	National Public Finance Guarantee Corp.

OTC	Over-the-Counter

RB	Revenue Bonds

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$10,390,972,379	$—	$10,390,972,379
Short-Term Securities	1,663,844,629	—	—	1,663,844,629

	$1,663,844,629	$10,390,972,379	$—	$12,054,817,008

Liabilities:
Investments:
TBA Sale Commitments	$—	$(35,506,856)	$—	$(35,506,856)

	$1,663,844,629	$10,355,465,523	$—	$12,019,310,152

(a)	See above Schedule of Investments for values in each state.